As filed with the Securities and Exchange Commission on May 2, 2005

                                                              File No. 333-01087
                                                                        811-7547
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                              -------------------
                                    FORM N-4

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       Pre-Effective Amendment No.                                           [ ]
       Post-Effective Amendment No. 13                                       |X|

                                     and/or

    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
       Amendment No. 18                                                      |X|

                        (Check appropriate box or boxes.)

                              -------------------

      VALLEY FORGE LIFE INSURANCE COMPANY VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                              -------------------

                       VALLEY FORGE LIFE INSURANCE COMPANY
                            (Exact Name of Depositor)

                              -------------------

                        175 King Street, Armonk, NY 10504
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (914) 828-8687
               (Depositor's Telephone Number, including Area Code)
                              -------------------

              Patricia D. Harrigan, Esq.                                      Copies to:
                    Vice President,                                  Mary Jane Wilson-Bilik, Esq.
                     and Secretary                                 Sutherland Asbill & Brennan LLP
          Valley Forge Life Insurance Company                       1275 Pennsylvania Avenue, N.W.
                     175 King St.                            Washington, District of Columbia 20004-2415
                   Armonk, NY 10504                                 Telephone No.: (202)-383-0660
        (Name and Address of Agent for Service)

                              -------------------

It is proposed that this filing will become effective (check appropriate box) [X] immediately upon filing pursuant to paragraph (b) of Rule 485
| | on ___________ pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                      TITLE OF SECURITIES BEING REGISTERED:

                       DEFERRED VARIABLE ANNUITY CONTRACTS

================================================================================

        PART A OF REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 12 UNDER THE SECURITIES ACT OF 1933, FILED ON APRIL 29, 2005 IS INCORPORATED BY REFERENCE
       HEREIN AND THIS POST-EFFECTIVE AMENDMENT IS BEING FILED SOLELY TO
        UPDATE FINANCIAL AND PART C INFORMATION PURSUANT TO RULE 485(b).

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                       VALLEY FORGE LIFE INSURANCE COMPANY
                                       AND
              VALLEY FORGE LIFE INSURANCE COMPANY VARIABLE ANNUITY
                                SEPARATE ACCOUNT

     THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 2, 2005 FOR THE VALLEY FORGE LIFE INSURANCE COMPANY FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT WHICH IS REFERRED TO HEREIN.

     THE PROSPECTUS SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE PURCHASING A CONTRACT. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT:

                            Phoenix VFL Variable Unit
                                    PO Box 87
                             Hartford, CT 06142-0627
                             Telephone: 800.827.2621

         THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 2, 2005.

                                             TABLE OF CONTENTS

                                                                                              PAGE

COMPANY.................................................................................         3
EXPERTS.................................................................................         3
LEGAL OPINIONS..........................................................................         3
PERFORMANCE INFORMATION.................................................................         4
   Money Market Subaccount Yields.......................................................         4
   Other Subaccount Yields..............................................................         5
   Average Annual Total Returns.........................................................         5
   Other Total Returns..................................................................         6
   Effect of the Annual Administration Fee on Performance Data..........................         7
   Performance Information..............................................................         7
FEDERAL TAX STATUS......................................................................        12
   General..............................................................................        12
   Diversification......................................................................        12
   Owner Control........................................................................        13
   Multiple Contracts...................................................................        13
   Partial 1035 Exchanges...............................................................        13
   Contracts Owned by Other than Natural Persons........................................        13
   Tax Treatment of Assignments.........................................................        13
   Gifting a Contract...................................................................        13
   Death Benefits.......................................................................        13
   Income Tax Withholding...............................................................        14
   Tax Treatment of Withdrawals -- Non-Qualified Contracts...............................       14
   Withdrawals -- Investment Adviser Fees................................................       14
   Delayed Annuity Payments ............................................................        15
   Qualified Plans......................................................................        15
ROTH IRAS...............................................................................        16
   Tax Treatment of Withdrawals -- Qualified Contracts...................................       17
   Required Distributions...............................................................        17
   Tax-Sheltered Annuities -- Withdrawal Limitations.....................................       18
VARIABLE ANNUITY PAYMENTS...............................................................        18
   Annuity Unit Value...................................................................        18
   Illustration of Calculation of Annuity Unit Value....................................        19
   Illustration of Variable Annuity Payments............................................        19
VALUATION DAYS..........................................................................        19
DISTRIBUTION OF THE CONTRACTS...........................................................        19
OTHER INFORMATION.......................................................................        20
FINANCIAL STATEMENTS....................................................................        20

                                     COMPANY

Valley Forge Life Insurance Company (the "Company"), is a wholly-owned subsidiary of Swiss Re Life & Health America, Inc. ("Swiss Re"). Swiss Re is ultimately controlled by Swiss Reinsurance Company.

     The Company is an Indiana corporation principally engaged in the administration of a closed block of life insurance and annuities. It is licensed in the District of Columbia, Puerto Rico and all states except New York.

                                     EXPERTS

     The financial statements of Valley Forge Life Insurance Company as of December 31, 2004 and for the year then ended included in this Statement of Additional Information, have been audited by PricewaterhouseCoopers LLP, an Independent Auditor, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     The financial statements of each of the subaccounts that comprise Valley Forge Life Insurance Company Variable Annuity Separate Account as of and for the year ended December 31, 2004 included in this Statement of Additional Information, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     The financial statements - statutory basis as of December 31, 2003 and for each of the two years in the period ended December 31, 2003 of Valley Forge Life Insurance Company included in this Statement of Additional Information and incorporated by reference in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion on such statutory-basis financial statements; includes an explanatory paragraph that indicates that the financial statements were prepared in accordance with accounting practices prescribed or permitted by the Insurance Department of the Commonwealth of Pennsylvania, and such practices differ from accounting principles generally accepted in the United States of America; and expresses an opinion that the financial statements are not fairly presented in conformity with accounting principles generally accepted in the United States of America), and are included and incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     The financial statement of Valley Forge Life Insurance Company Variable Annuity Separate Account for the period ended December 31, 2003 included in this Statement of Additional Information has been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and has been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     The principal business address of PricewaterhouseCoopers LLP is 300 Madison Avenue, New York, NY 10017.

     The principal business address of Deloitte & Touche LLP is Two Prudential Plaza, 180 North Stetson Avenue, Chicago, Illinois 60601.

                                 LEGAL OPINIONS

All matters relating to applicable law pertaining to the Contracts, including the validity of the Contracts and the Company's authority to issue Contracts, have been passed upon by Patricia D. Harrigan, Esq., Vice President and Secretary, Valley Forge Life Insurance Company.

                             PERFORMANCE INFORMATION

From time to time, Valley Forge Life Insurance Company ("VFL" or "the Company") may disclose yields, total returns, and other performance data pertaining to the Contracts for a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC.

     Because of the charges and deductions imposed under a Contract, the yield for the Subaccounts will be lower than the yield for their respective Funds. The calculation of yields, total returns and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Premium taxes currently range generally from 0% to 3.5% of the annuity considerations (purchase payments) based on the jurisdiction in which the Contract is sold.

     MONEY MARKET SUBACCOUNT YIELDS

     The current annualized yield of the Money Market Subaccount for a seven-day period that does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Fund or on that Fund's portfolio securities.

     This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of one unit of the Money Market Subaccount at the beginning of the period, dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: 1) net income from the Subaccount attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the annual administration fee; 2) the mortality and expense risk charge; and 3) the asset-based administration charge. For purposes of calculating current yields for a Contract, an average per unit annual administration fee is used based on the $30 annual administration fee deducted for the prior Contract Year of the Contract Anniversary. Current Yield is calculated according to the following formula:

                    CURRENT YIELD = ((NCS - ES)/UV) X (365/7)

                                     WHERE:

        NCS = the net change in the value of the Money Market Subaccount (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

        ES = per unit expenses attributable to the hypothetical account for the seven-day period.

        UV  =  the unit value for the first day of the seven-day period.

                 EFFECTIVE YIELD = (1 + (NCS - ES)/UV) 365/7 - 1

                                     WHERE:

        NCS = the net change in the value of the Money Market Subaccount (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

        ES = per unit expenses attributable to the hypothetical account for the seven-day period.

        UV  =  the unit value for the first day of the seven-day period.

Because of the charges and deductions imposed under the Contract, the yield for the Money Market Subaccount is lower than the yield for the Money Market Fund.

     The current and effective yields on amounts held in the Money Market Subaccount normally fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Fund, the types and quality of portfolio securities held by the Fund and the Fund's operating expenses. Yields on amounts held in the Money Market Subaccount may also be presented for periods other than a seven-day period.

     Yield calculations do not take into account the surrender charge under the Contract equal to 4% to 7% of certain purchase payments during the five full years between the date of receipt of the purchase payment and the date of surrender or withdrawal.

     OTHER SUBACCOUNT YIELDS

     The current annualized yield of one or more of the Subaccounts (except the Money Market Subaccount) for a Contract for 30-day or one-month periods refers to income generated by the Subaccount during a 30-day or one-month period and is assumed to be generated each period over a 12-month period.

     The yield is computed by 1) dividing the net investment income of the Fund attributable to the Subaccount units less Subaccount expenses for the period; by
2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; by 3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. Expenses attributable to the Subaccount include the annual administration fee, the asset-based administration charge and the mortality and expense risk charge. The yield calculation assumes an annual administration fee of $30 per year per Contract deducted for the prior Contract Year as of the Contract Anniversary. For purposes of calculating the 30-day or one-month yield, an average administration fee based on the average Variable Account Value is used to determine the amount of the charge attributable to the Subaccount for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:

                  YIELD = 2 X (((NI - ES)/(U X UV) + 1) 6 - 1)

                                     WHERE:

       NI   =  net income of the Fund for the 30-day or one-month period attributable to the Subaccount's units.

       ES   =  expenses of the Subaccount for the 30-day or one-month period.

       U    =  the average number of units outstanding.

       UV   =  the unit value at the close (highest) of the last day in the
               30-day or one month period.

Because of the charges and deductions imposed under the Contracts, the yield for the Subaccount is lower than the yield for the corresponding Fund.

     The yield on the amounts held in the Subaccounts normally fluctuates over time. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. A subaccount's actual yield is affected by the types and quality of the securities held by the corresponding Fund and that Fund's operating expenses.

     Yield calculations do not take into account the surrender charge under the Contract equal to 4% to 7% of certain purchase payments during the five full years between the date of receipt of the purchase payment and the date of surrender or withdrawal.

     AVERAGE ANNUAL TOTAL RETURNS

     When a Subaccount or Fund has been in operation for 1, 5, and 10 years, respectively, the standard average annual total return for these periods will be calculated. Average annual total returns for other periods of time may, from time to time, also be calculated.

     Standard average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.

     Standard average annual total returns are calculated using Subaccount unit values which the Company calculates on each Valuation Day based on the performance of the Subaccount's underlying Fund, the deductions for the mortality and expense risk charge, and the deductions for the asset-based administration charge and the annual administration fee. The calculation assumes that the annual administration fee is $30 per year per Contract deducted for the prior Contract Year as of the Contract Anniversary. For purposes of calculating standard average annual total return, an average per-dollar per-day annual administration fee attributable to the hypothetical account for the period is used. The calculation also assumes surrender of the Contract at the end of the period for the return quotation. Standard average annual total returns will therefore reflect a deduction of the surrender charge for any period less than six years. The standard average annual total return is calculated according to the following formula:

       TR   =  ((ERV/P 1/N) - 1)

                                     WHERE:

       TR   =  the average annual total return net of Subaccount recurring charges.

       ERV = the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

       P    =  a hypothetical initial payment of $1,000.

       N    =  the number of years in the period.

Standard average annual total returns for periods prior to the date the Variable Account commenced operations are calculated based on the performance of the various Funds and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Funds, with the level of Contract charges that were in effect at the inception of the Subaccounts.

     Fund total return information used to calculate the standard average annual total returns of the Subaccounts for periods prior to the inception of the Subaccounts has been provided by the Funds. The Funds are not affiliated with the Company. While the Company has no reason to doubt the accuracy of these figures provided by the Funds, the Company has not independently verified the accuracy of these figures.

     OTHER TOTAL RETURNS

     Average annual total returns that do not reflect the surrender charge that may be calculated. These are calculated in exactly the same way as standard average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn.

     Cumulative total returns may also be calculated. The cumulative total returns will be calculated using the following formula:

       CTR = (ERV/P) - 1

                                     WHERE:

       CTR = The cumulative total return net of subaccount recurring charges for the period.

       ERV = The ending redeemable value of the hypothetical investment at the end of the period.

       P   = A hypothetical single payment of $1,000.

      EFFECT OF THE ANNUAL ADMINISTRATION FEE ON PERFORMANCE DATA

     The Contract provides for a $30 annual administration fee to be deducted annually for each prior Contract Year as of the Contract Anniversary, from the Subaccount Values and Guarantee Amounts based on the proportion that each bears to the Contract Value. For purposes of reflecting the change in yield and total return quotations, the charge is converted into a per-dollar per-day charge based on the average Subaccount Value and Guarantee Amount of all Contracts on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.

     PERFORMANCE INFORMATION

The following charts reflect performance information for the Subaccounts of the Variable Account for the periods shown. Chart 1 reflects standard average annual total returns for the Subaccounts commencing from the date the Subaccounts of the Variable Account first invested in the underlying Portfolio. All of the fees and charges under the Contract, including surrender charges, have been deducted from the data presented in Chart 1. Chart 2 reflects the non-standard average annual total returns for the subaccounts since their inception; all fees and charges, except surrender charges, have been deducted. Chart 3 reflects the adjusted historic total returns of the portfolios since their inception reduced by all the fees and charges under the Contract, including surrender charges. Chart 4 shows adjusted historic total returns of the portfolios reduced by all Contract fees and charges, except surrender charges.

CHART 1 - STANDARD AVERAGE ANNUAL TOTAL RETURNS FOR THE SUBACCOUNTS FOR THE PERIODS ENDED DECEMBER 31, 2004

Subaccount performance as of 12/31/04 based on performance since inception with Valley Forge Life Insurance Company Variable Annuity Separate Account


-----------------------------------------------------------------------------------------------------------------------------
                                                                                     ASSUMING CONTRACT SURRENDERED
                                                                                        ANNUALIZED TOTAL RETURN
-----------------------------------------------------------------------------------------------------------------------------
                                                                 INCEPTION                                       INCEPTION

INVESTMENT OPTIONS                                                  DATE       1 YR %      3 YR %     5 YR %    PERCENTAGE
-----------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
Alger American Growth Portfolio                                   11/4/96      -3.28%      -5.41%     -9.48%       5.89%
Alger American Leveraged AllCap Portfolio                         4/28/00      -0.63%      -5.13%       NA       -13.17%
Alger American MidCap Growth Portfolio                            11/4/96       4.16%       1.88%      1.02%       9.76%
Alger American Small Capitalization Portfolio                     11/4/96       7.64%       3.29%    -12.09%       0.28%
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCE CAPITAL(4)
Alliance Growth and Income Portfolio                              2/29/00       2.36%       0.82%       NA         4.95%
Alliance Premier Growth Portfolio                                 2/29/00      -0.47%      -6.52%       NA       -11.34%
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY
American Century VP Income & Growth Fund                          2/29/00       4.11%       1.92%       NA        -2.11%
American Century VP Value Fund                                    2/29/00       5.43%       5.17%       NA        12.46%
-----------------------------------------------------------------------------------------------------------------------------
FEDERATED
Federated Insurance Series High Income Bond Fund II               11/4/96       1.61%       7.48%      2.10%       3.83%
Federated Insurance Series Prime Money Fund II                    11/4/96      -7.90%      -2.82%     -0.85%       1.21%
Federated Insurance Series Capital Income Fund II                 11/4/96       1.08%      -3.55%     -7.53%       0.73%
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
                                                                                     ASSUMING CONTRACT SURRENDERED
                                                                                        ANNUALIZED TOTAL RETURN
-----------------------------------------------------------------------------------------------------------------------------
                                                                 INCEPTION                                      INCEPTION

INVESTMENT OPTIONS                                                  DATE       1 YR %      3 YR %     5 YR %    PERCENTAGE
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS(R)
Fidelity VIP Asset Manager(SM) Portfolio                          11/4/96     -3.31%       0.59%      -1.88%       4.68%
Fidelity VIP Contrafund Portfolio                                 11/4/96      6.56%       6.76%      -0.80%       9.11%
Fidelity VIP Equity-Income Portfolio                              11/4/96      2.67%       2.79%       1.76%       6.93%
Fidelity VIP Index 500 Portfolio                                  11/4/96      1.76%      -0.40%      -5.42%       6.36%
-----------------------------------------------------------------------------------------------------------------------------
FIRST EAGLE
First Eagle Overseas Variable Fund                                11/4/96     18.36%      27.21%      18.21%      15.51%
-----------------------------------------------------------------------------------------------------------------------------
FRANKLIN(R) TEMPLETON(R) INVESTMENTS
Templeton Developing Markets Securities Fund, Class 2             2/29/00     15.66%      20.53%        NA         2.41%
Templeton Global Asset Allocation Fund, Class 2                   2/29/00      6.80%       9.88%        NA         3.27%
-----------------------------------------------------------------------------------------------------------------------------
JANUS
Janus Aspen Series Balanced Portfolio                             8/31/99     -0.29%       1.29%      -1.24%       1.90%
Janus Aspen Series Forty Portfolio                                8/31/99      9.27%       2.62%      -8.10%      -0.85%
Janus Aspen Series Flexible Bond Portfolio                        8/31/99     -4.79%       3.23%       4.29%       4.51%
Janus Aspen Series Large Cap Growth Portfolio                     8/31/99     -4.25%      -3.45%     -11.41%      -6.26%
Janus Aspen Series International Growth Portfolio                 8/31/99      9.98%       2.40%      -8.09%       1.69%
Janus Aspen Series Worldwide Growth Portfolio                     8/31/99     -3.99%      -4.97%     -11.94%      -4.17%
-----------------------------------------------------------------------------------------------------------------------------
LAZARD
Lazard Retirement Equity Portfolio                                2/29/00      2.93%       1.38%        NA         1.02%
Lazard Retirement Small Cap Portfolio                             2/29/00      5.98%       5.44%        NA        10.86%
-----------------------------------------------------------------------------------------------------------------------------
MFS
MFS Emerging Growth Series                                        11/4/96      4.08%      -4.74%     -15.66%       3.38%
MFS Investors Trust Series                                        11/4/96      2.49%      -1.35%      -4.93%       4.11%
MFS Research Series                                               11/4/96      6.93%      -0.85%      -6.93%       3.79%
MFS Total Return Series                                           11/4/96      2.46%       3.41%       4.74%       7.50%
-----------------------------------------------------------------------------------------------------------------------------
VAN ECK GLOBAL
Van Eck Worldwide Emerging Markets Fund                           11/4/96     16.83%      20.15%      -1.27%       1.57%
Van Eck Worldwide Hard Assets Fund                                11/4/96     14.94%      17.31%       9.36%       3.34%
-----------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS
Van Kampen Emerging Markets Equity Portfolio                      2/29/00     14.09%      15.35%        NA        -4.93%
Van Kampen International Magnum Portfolio                         2/29/00      8.44%       3.89%        NA        -4.45%
-----------------------------------------------------------------------------------------------------------------------------

CHART 2 - NON-STANDARD AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 2004

Subaccount performance as of 12/31/04 based on performance since inception with Valley Forge Life Insurance Company Variable Annuity Separate Account

----------------------------------------------------------------------------------------------------------------------------
                                                                                 ASSUMING CONTRACT NOT SURRENDERED
                                                                                      ANNUALIZED TOTAL RETURN
----------------------------------------------------------------------------------------------------------------------------
                                                             INCEPTION                                         INCEPTION

INVESTMENT OPTIONS                                             DATE         1 YR %       3 YR %      5 YR %    PERCENTAGE
----------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
Alger American Growth Portfolio                               11/4/96       3.72%       -3.22%       -8.04%        5.89%
Alger American Leveraged AllCap Portfolio                     4/28/00       6.37%       -2.96%         NA        -11.32%
Alger American MidCap Growth Portfolio                        11/4/96      11.16%        3.77%        1.96%        9.76%
Alger American Small Capitalization Portfolio                 11/4/96      14.64%        5.14%      -10.48%        0.28%
----------------------------------------------------------------------------------------------------------------------------
ALLIANCE CAPITAL
Alliance Growth and Income Portfolio                          2/29/00       9.36%        2.75%         NA          6.01%
Alliance Large Cap Growth Portfolio                           2/29/00       6.53%       -4.29%         NA         -9.60%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                 ASSUMING CONTRACT NOT SURRENDERED
                                                                                      ANNUALIZED TOTAL RETURN
----------------------------------------------------------------------------------------------------------------------------
                                                             INCEPTION                                         INCEPTION
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPTIONS                                             DATE         1 YR %       3 YR %      5 YR %    PERCENTAGE
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY
American Century VP Income & Growth Fund                      2/29/00       11.11%       3.81%         NA        -0.80%
American Century VP Value Fund                                2/29/00       12.43%       6.95%         NA        13.33%
----------------------------------------------------------------------------------------------------------------------------
FEDERATED
Federated Insurance Series High Income Bond Fund II           11/4/96        8.61%       9.18%       3.01%        3.83%
Federated Insurance Series Prime Money Fund II                11/4/96       -0.90%      -0.75%       0.17%        1.21%
Federated Insurance Series Capital Income Fund II             11/4/96        8.08%      -1.45%      -6.20%        0.73%
----------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS(R)
Fidelity VIP Asset Manager(SM) Portfolio                      11/4/96        3.69%       2.53%      -0.82%        4.68%
Fidelity VIP Contrafund Portfolio                             11/4/96       13.56%       8.49%       0.21%        9.11%
Fidelity VIP Equity-Income Portfolio                          11/4/96        9.67%       4.65%       2.68%        6.93%
Fidelity VIP Index 500 Portfolio                              11/4/96        8.76%       1.58%      -4.20%        6.36%
----------------------------------------------------------------------------------------------------------------------------
FIRST EAGLE
First Eagle Overseas Variable Fund                            11/4/96       25.36%      28.43%      18.72%       15.51%
----------------------------------------------------------------------------------------------------------------------------
FRANKLIN(R) TEMPLETON(R) INVESTMENTS
Templeton Developing Markets Securities Fund, Class 2         2/29/00       22.66%      21.89%        NA          3.55%
Templeton Global Asset Allocation Fund, Class 2               2/29/00       13.80%      11.51%        NA          4.39%
----------------------------------------------------------------------------------------------------------------------------
JANUS
Janus Aspen Series Balanced Portfolio                         8/31/99        6.71%       3.20%      -0.22%        2.63%
Janus Aspen Series Forty Portfolio                            8/31/99       16.27%       4.49%      -6.74%       -0.04%
Janus Aspen Series Flexible Bond Portfolio                    8/31/99        2.21%       5.07%       5.12%        5.17%
Janus Aspen Series Large Cap Growth Portfolio                 8/31/99        2.75%      -1.35%      -9.84%       -5.24%
Janus Aspen Series International Growth Portfolio             8/31/99       16.98%       4.27%      -6.73%        2.42%
Janus Aspen Series Worldwide Growth Portfolio                 8/31/99        3.01%      -2.81%     -10.34%       -3.24%
----------------------------------------------------------------------------------------------------------------------------
LAZARD
Lazard Retirement Equity Portfolio                            2/29/00        9.93%       3.29%         NA         2.21%
Lazard Retirement Small Cap Portfolio                         2/29/00       12.98%       7.21%         NA        11.77%
----------------------------------------------------------------------------------------------------------------------------
MFS
MFS Emerging Growth Series                                    11/4/96       11.08%      -2.59%     -13.77%        3.38%
MFS Investors Trust Series                                    11/4/96        9.49%       0.67%      -3.73%        4.11%
MFS Research Series                                           11/4/96       13.93%       1.14%      -5.63%        3.79%
MFS Total Return Series                                       11/4/96        9.46%       5.25%       5.56%        7.50%
----------------------------------------------------------------------------------------------------------------------------
VAN ECK GLOBAL
Van Eck Worldwide Emerging Markets Fund                       11/4/96       23.83%      21.52%      -0.24%        1.57%
Van Eck Worldwide Hard Assets Fund                            11/4/96       21.94%      18.74%      10.05%        3.34%
----------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS

Van Kampen Emerging Markets Equity Portfolio                  2/29/00       21.09%      16.84%         NA        -3.51%
Van Kampen International Magnum Portfolio                     2/29/00       15.44%       5.71%         NA        -3.05%
----------------------------------------------------------------------------------------------------------------------------

CHART 3 - ADJUSTED HISTORIC TOTAL RETURNS FOR THE PORTFOLIOS FOR THE PERIODS ENDED DECEMBER 31, 2004

Subaccount performance as of 12/31/04 based on performance since inception of the underlying funds

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 ASSUMING CONTRACT NOT SURRENDERED
                                                                                      ANNUALIZED TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------------------
                                                             INCEPTION                                                  INCEPTION
INVESTMENT OPTIONS                                             DATE       1 YR %       3 YR %      5 YR %      10 YR %  PERCENTAGE
------------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
Alger American Growth Portfolio                              1/9/89      -3.28%       -5.41%      -9.48%       8.84%       11.10%
Alger American Leveraged AllCap Portfolio                    1/25/95     -0.63%       -5.13%      -12.70%       NA         13.05%
Alger American MidCap Growth Portfolio                       5/3/93       4.16%        1.88%       1.02%      12.48%       13.33%
Alger American Small Capitalization Portfolio                9/21/88      7.64%        3.29%      -12.09%      3.92%       8.96%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 ASSUMING CONTRACT NOT SURRENDERED
                                                                                      ANNUALIZED TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------------------
                                                            INCEPTION                                                    INCEPTION
INVESTMENT OPTIONS                                            DATE       1 YR %       3 YR %      5 YR %      10 YR %    PERCENTAGE
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE CAPITAL
Alliance Growth and Income Portfolio                         1/14/91      2.36%       0.82%        2.71%      12.35%       9.87%
Alliance Large Cap Growth Portfolio                          6/26/92     -0.47%      -6.52%      -11.87%       9.58%       9.10%
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY
American Century VP Income & Growth Fund                    10/30/97      4.11%       1.92%       -3.72%        NA         4.45%
American Century VP Value Fund                               5/1/96       5.43%       5.17%        8.58%        NA         9.27%
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED
Federated Insurance Series High Income Bond Fund II          3/1/94       1.61%       7.48%        2.10%       5.78%       4.83%
Federated Insurance Series Prime Money Fund II              11/21/94     -7.90%      -2.82%       -0.85%       1.30%       1.30%
Federated Insurance Series Capital Income Fund II            2/10/94      1.08%      -3.55%       -7.53%       3.10%       2.38%
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS(R)
Fidelity VIP Asset Manager(SM) Portfolio                     9/6/89      -3.31%       0.59%       -1.88%       6.20%       6.95%
Fidelity VIP Contrafund Portfolio                            1/3/95       6.56%       6.76%       -0.80%        NA        12.21%
Fidelity VIP Equity-Income Portfolio                         10/9/86      2.67%       2.79%        1.76%       9.44%       9.29%
Fidelity VIP Index 500 Portfolio                             8/27/92      1.76%      -0.40%       -5.42%       9.90%       9.04%
------------------------------------------------------------------------------------------------------------------------------------
FIRST EAGLE
First Eagle Overseas Variable Fund                           2/3/97      18.36%      27.21%       18.21%        NA        16.10%
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN(R) TEMPLETON(R) INVESTMENTS
Templeton Developing Markets Securities Fund, Class 2        3/4/96      15.66%      20.53%        0.71%        NA        -2.23%
Templeton Global Asset Allocation Fund, Class 2              8/24/88      6.80%       9.88%       -0.52%       7.49%       7.67%
------------------------------------------------------------------------------------------------------------------------------------
JANUS
Janus Aspen Series Balanced Portfolio                        9/13/93     -0.29%       1.29%       -1.24%      10.62%       9.89%
Janus Aspen Series Forty Portfolio                           5/1/97       9.27%       2.62%       -8.10%        NA        11.22%
Janus Aspen Series Flexible Bond Portfolio                   9/13/93     -4.79%       3.23%        4.29%       7.06%       5.99%
Janus Aspen Series Large Cap Growth Portfolio                9/13/93     -4.25%      -3.45%      -11.41%       7.33%       6.84%
Janus Aspen Series International Growth Portfolio            5/2/94       9.98%       2.40%       -8.09%      10.58%       9.48%
Janus Aspen Series Worldwide Growth Portfolio                9/13/93     -3.99%      -4.97%      -11.94%       8.56%       9.16%
------------------------------------------------------------------------------------------------------------------------------------
LAZARD
Lazard Retirement Equity Portfolio                           3/18/98      2.93%       1.38%       -1.35%        NA         1.56%
Lazard Retirement Small Cap Portfolio                        11/4/97      5.98%       5.44%       10.69%        NA         7.28%
------------------------------------------------------------------------------------------------------------------------------------
MFS
MFS Emerging Growth Series                                   7/24/95      4.08%      -4.74%      -15.66%        NA         6.18%
MFS Investors Trust Series                                   10/9/95      2.49%      -1.35%       -4.93%        NA         6.14%
MFS Research Series                                          7/26/95      6.93%      -0.85%       -6.93%        NA         6.00%
MFS Total Return Series                                      1/3/95       2.46%       3.41%        4.74%        NA         9.46%
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK GLOBAL
Van Eck Worldwide Emerging Markets Fund                     12/21/95     16.83%      20.15%       -1.27%        NA         3.40%
Van Eck Worldwide Hard Assets Fund                           9/1/89      14.94%      17.31%        9.36%       4.78%       4.58%
------------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS
Van Kampen Emerging Markets Equity Portfolio                 10/1/96     14.09%      15.35%       -3.78%        NA         2.31%
Van Kampen International Magnum Portfolio                    1/2/97       8.44%       3.89%       -5.45%        NA         1.45%
------------------------------------------------------------------------------------------------------------------------------------

CHART 4 - ADJUSTED HISTORIC TOTAL RETURNS FOR THE PORTFOLIOS FOR THE PERIODS ENDED DECEMBER 31, 2004:

Subaccount performance as of 12/31/04 based on performance since inception of the underlying funds

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     ASSUMING CONTRACT NOT SURRENDERED
                                                                                         ANNUALIZED TOTAL RETURN3
------------------------------------------------------------------------------------------------------------------------------------
                                                            INCEPTION                                                    INCEPTION
INVESTMENT OPTIONS                                            DATE        1 YR %      3 YR %      5 YR %      10 YR %    PERCENTAGE
------------------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUND
Alger American Growth Portfolio                              1/9/89        3.72%      -3.22%      -8.04%       8.84%       11.10%
Alger American Leveraged AllCap Portfolio                    1/25/95       6.37%      -2.96%     -11.04%        NA         13.05%
Alger American MidCap Growth Portfolio                       5/3/93       11.16%       3.77%       1.96%      12.48%       13.33%
Alger American Small Capitalization Portfolio                9/21/88      14.64%       5.14%     -10.48%       3.92%       8.96%
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE CAPITAL
Alliance Growth and Income Portfolio                         1/14/91       9.36%       2.75%       3.59%      12.35%        9.87%
Alliance Large Cap Growth Portfolio                          6/26/92       6.53%      -4.29%     -10.27%       9.58%        9.10%
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY
American Century VP Income & Growth Fund                    10/30/97      11.11%       3.81%      -2.58%        NA          4.45%
American Century VP Value Fund                               5/1/96       12.43%       6.95%       9.29%        NA          9.27%
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED
Federated Insurance Series High Income Bond Fund II          3/1/94        8.61%       9.18%       3.01%       5.78%        4.83%
Federated Insurance Series Prime Money Fund II              11/21/94      -0.90%      -0.75%       0.17%       1.30%        1.30%
Federated Insurance Series Capital Income Fund II            2/10/94       8.08%      -1.45%      -6.20%       3.10%        2.38%
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS(R)
Fidelity VIP Asset Manager(SM) Portfolio                      9/6/89       3.69%       2.53%      -0.82%       6.20%        6.95%
Fidelity VIP Contrafund Portfolio                            1/3/95       13.56%       8.49%       0.21%        NA         12.21%
Fidelity VIP Equity-Income Portfolio                         10/9/86       9.67%       4.65%       2.68%       9.44%        9.29%
Fidelity VIP Index 500 Portfolio                             8/27/92       8.76%       1.58%      -4.20%       9.90%        9.04%
------------------------------------------------------------------------------------------------------------------------------------
FIRST EAGLE
First Eagle Overseas Variable Fund                           2/3/97       25.36%      28.43%      18.72%        NA         16.10%
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN(R) TEMPLETON(R) INVESTMENTS
Templeton Developing Markets Securities Fund, Class 2        3/4/96       22.66%      21.89%       1.66%        NA         -2.23%
Templeton Global Asset Allocation Fund, Class 2              8/24/88      13.80%      11.51%       0.48%       7.49%        7.67%
------------------------------------------------------------------------------------------------------------------------------------
JANUS
Janus Aspen Series Balanced Portfolio                        9/13/93       6.71%       3.20%      -0.22%      10.62%        9.89%
Janus Aspen Series Forty Portfolio                           5/1/97       16.27%       4.49%      -6.74%        NA         11.22%
Janus Aspen Series Flexible Bond Portfolio                   9/13/93       2.21%       5.07%       5.12%       7.06%        5.99%
Janus Aspen Series Large Cap Growth Portfolio                9/13/93       2.75%      -1.35%      -9.84%       7.33%        6.84%
Janus Aspen Series International Growth Portfolio            5/2/94       16.98%       4.27%      -6.73%      10.58%        9.48%
Janus Aspen Series Worldwide Growth Portfolio                9/13/93       3.01%      -2.81%     -10.34%       8.56%        9.16%
------------------------------------------------------------------------------------------------------------------------------------
LAZARD
Lazard Retirement Equity Portfolio                           3/18/98       9.93%       3.29%      -0.32%        NA          2.02%
Lazard Retirement Small Cap Portfolio                        11/4/97      12.98%       7.21%      11.35%        NA          7.28%
------------------------------------------------------------------------------------------------------------------------------------
MFS
MFS Emerging Growth Series                                   7/24/95      11.08%      -2.59%     -13.77%        NA          6.18%
MFS Investors Trust Series                                   10/9/95       9.49%       0.67%      -3.73%        NA          6.14%
MFS Research Series                                          7/26/95      13.93%       1.14%      -5.63%        NA          6.00%
MFS Total Return Series                                      1/3/95        9.46%       5.25%       5.56%        NA          9.46%
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK GLOBAL
Van Eck Worldwide Emerging Markets Fund                     12/21/95      23.83%      21.52%      -0.24%        NA          3.40%
Van Eck Worldwide Hard Assets Fund                           9/1/89       21.94%      18.74%      10.05%       4.78%        4.58%
------------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS
Van Kampen Emerging Markets Equity Portfolio                 10/1/96      21.09%      16.84%      -2.64%        NA          2.31%
Van Kampen International Magnum Portfolio                    1/2/97       15.44%       5.71%      -4.23%        NA          1.45%
------------------------------------------------------------------------------------------------------------------------------------

                               FEDERAL TAX STATUS

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

     GENERAL. Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

     For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. Furthermore, interest only payments made under Annuity Option 1 are also fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. If after the annuity date, annuity payments cease because of the death of the annuitant, any unrecovered investment in the contract shall be allowed as a deduction to the annuitant for his last taxable year. Unrecovered investment in the contract is the investment in the contract on the annuity date reduced by the amounts received after the annuity date which were excludable from taxable income. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

     The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

     DIVERSIFICATION. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

     On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg. 1.817-5), which established diversification requirements for the investment options underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment option will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the option is represented by any one investment; (2) no more than 70% of the value of the total assets of the option is represented by any two investments; (3) no more than 80% of the value of the total assets of the option is represented by any three investments; and (4) no more than 90% of the value of the total assets of the option is represented by any four investments.

     The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

     The Company intends that all investment options underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

     OWNER CONTROL. In some circumstances, owners of variable annuity contracts who retain excessive control over the investment of the underlying fund assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contract, we believe that the owner of a Contract should not be treated as the owner of the underlying Fund assets of the Variable Account. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent a Contract owners from being treated as the owner of the underlying Fund assets of the Variable Account.

     MULTIPLE CONTRACTS. The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

     PARTIAL 1035 EXCHANGES. Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area, owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

     CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS. Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

     TAX TREATMENT OF ASSIGNMENTS. Any transfer, assignment, or pledge of a Contract may be a taxable event. You should therefore consult competent tax advisers should you wish to transfer, assign, or pledge your Contract.

     If the Contract is issued for use under a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

     GIFTING A CONTRACT. If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to a divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

     DEATH BENEFITS. Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

     Certain death benefits when used with a Qualified Contract, may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits in your contract are considered to exceed such limits, the provision of such benefits could result in currently taxable income to the owners of the Qualified Contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit equal to the greater of purchase payments or account value. The contract provides death benefits which may exceed the greater of purchase payments or account (contract) value. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefits in the Contract comport with the IRA qualification requirements. You should consult your tax advisor regarding these features and benefits before purchasing a Contract.

     INCOME TAX WITHHOLDING. All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate. Taxable distributions made to nonresident aliens will generally be subject to a 30% withholding rate unless a lower tax treaty rate applies to such person.

     Certain distributions from retirement plans qualified under Code Section 401, Code Section 403(b) or from a Code Section 457 governmental plan, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of ten years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship distributions. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

     When all or part of an annuity contract or a death benefit under the contract is transferred or paid to an individual two or more generations younger than the owner, a generation-skipping transfer tax may be owed. Under certain circumstances, tax law may require the company to withhold the tax from the contract and pay it directly to the Internal Revenue Service.

     TAX TREATMENT OF WITHDRAWALS -- NON-QUALIFIED CONTRACTS. Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

     With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

     The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.)

     WITHDRAWALS -- INVESTMENT ADVISER FEES. The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA or a Tax-Sheltered Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the Contract owner) for a payment of the adviser's fee and the fee must actually be paid from the annuity Contract to the adviser.

Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract.

     DELAYED ANNUITY PAYMENTS. Although there is no guidance in the federal tax law as to when annuity payments must commence under a non-qualified contract, the Internal Revenue Service could take the position that if annuity payments do not begin or are not scheduled to begin until an advanced age, such as after age 85, then the contract should not be treated as an annuity contract for federal tax purposes. If such was to occur, then the income under the contract could become currently taxable to the owner.

     QUALIFIED PLANS. The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

     A variable annuity contract will not provide any additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

     Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.)

     On July 6, 1983, the Supreme Court decided in Arizona Governing Committee
v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with certain Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

     A. TAX-SHELTERED ANNUITIES

     Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals -- Qualified Contracts" and "Tax-Sheltered Annuities -- Withdrawal Limitations" below.) Loans are not available under the contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     B. INDIVIDUAL RETIREMENT ANNUITIES

     Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

                                    ROTH IRAs

     Section 408A of the Code provides that beginning in 1998, individuals may purchase a type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are not deductible from taxable income.

     Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that it has been at least five years since the individual first made a contribution to any Roth IRA, and in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. For purposes of determining whether a distribution from a Roth IRA that is allocable to a rollover from a non-Roth IRA is a qualified distribution, the five-year period begins with the taxable year in which the rollover was made. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

     Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, certain eligible individuals may make a rollover contribution from a non-Roth IRA to a Roth IRA. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution.

     Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     A. PENSION AND PROFIT-SHARING PLANS

     Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, and withdrawals. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     B. GOVERNMENT AND TAX-EXEMPT ORGANIZATION'S DEFERRED COMPENSATION PLAN UNDER SECTION 457

     Employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. There are limitations on the maximum amount which may be deferred in any one year and in limited circumstances, the plan may provide for additional catch-up contributions. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

     All of the assets and income of a Plan established by a governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 20, 1996 were required to be amended to satisfy the trust and exclusive benefit requirements on or before January 1, 1999, to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Plan of a tax exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

     In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participating employee:

          - attains age 70 1/2,

          - has a severance from employment,

          - dies, or

          - suffers an unforeseeable financial emergency as defined in the Code.

     TAX TREATMENT OF WITHDRAWALS -- QUALIFIED CONTRACTS. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) made on account of an IRS levy upon the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code.) The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

     With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used. The 10% penalty also applies to a distribution from a Code Section 457 governmental plan, if the distribution is attributable to an amount transferred to the Code Section 457 plan from an IRA, 403(b), pension or profit sharing plan unless one of the exceptions above applies.

     REQUIRED DISTRIBUTIONS. Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. There are no required distributions from a Roth IRA prior to the death of the owner.

     The Internal Revenue Service has issued new proposed regulations regarding required minimum distributions from qualified plans. These new rules became effective January 1, 2002. If you are required to take distributions from your qualified plan, you should consult with your qualified plan sponsor and tax advisor to determine that your distributions comply with these rules.

     TAX-SHELTERED ANNUITIES -- WITHDRAWAL LIMITATIONS. The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) has a severance from employment; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect transfers between Tax-Sheltered Annuity Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

                            VARIABLE ANNUITY PAYMENTS

     ANNUITY UNIT VALUE

     The value of an Annuity Unit is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Annuity Payments" in the Prospectus.) The Annuity Unit Value for each Subaccount's first Valuation Period was set at $10. The Annuity Unit Value for a Subaccount for each subsequent Valuation Period is equal to (a) multiplied by (b) divided by (c) where:

     (a) is the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated;

     (b) is the Annuity Unit Value for the preceding Valuation Period; and

     (c) is a daily Benchmark Rate of Return factor (for the 3% benchmark rate of return) adjusted for the number of days in the Valuation Period.

     The Benchmark Rate of Return factor is equal to one plus 3%, or 1.03. The annual factor can be translated into a daily factor of 1.00008098.

     The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit Value and the amount of several Variable Annuity Payments based on one Subaccount.

     ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

          1.     Annuity Unit Value for immediately preceding Valuation                           10.00000000
                   Period.............................................................
          2.     Net Investment Factor................................................            1.00036164
          3      Daily factor to compensate for Benchmark Rate of Return of 3%........            1.00008099
          4.     Adjusted Net Investment Factor (2)/(3)...............................            1.00028063
          5.     Annuity Unit Value for current Valuation Period (4)X(1)..............           10.00280630

     ILLUSTRATION OF VARIABLE ANNUITY PAYMENTS
     (Assuming no premium tax is applicable)

          1.     Number of Accumulation Units at Annuity Date.........................              1,000.00
          2      Accumulation Unit Value..............................................           12.55548000
          3.     Adjusted Contract Value (1)X(2)......................................          $  12,555.48
          4.     First monthly Annuity Payment per $1,000 of adjusted
                   Contract Value.....................................................                 9.63
          5.     First monthly Annuity Payment (3)X(4)/1,000..........................          $     120.91
          6.     Annuity Unit Value...................................................           10.00280630
          7.     Number of Annuity Units (5)/(6)......................................           12.08760785
          8.     Assume Annuity Unit value for second month equal to..................           10.04000000
          9.     Second Monthly Annuity Payment (7)X(8)...............................          $     121.36
          10.    Assume Annuity Unit Value for third month equal to...................           10.05000000
          11.    Third Monthly Annuity Payment (7)X(10)...............................          $     121.48

                                 VALUATION DAYS

As defined in the prospectus, for each Subaccount a Valuation Day is each day on which the New York Stock Exchange is open for business.

                          DISTRIBUTION OF THE CONTRACTS

CNA Investor Services, Inc. ("Distributor") is principal underwriter and distributor for the Contracts. The Contracts are no longer offered for sale. However, VFL continues to accept new purchase payments on, and process transactions for, existing Contracts.

The Sales Compensation paid with respect to the Contracts in years 2004 and 2003 was approximately $128,964.70 and $700,000 respectively.

Distributor passes through commissions it receives from VFL to selling firms for additional purchase payments VFL received on their sales and does not retain any portion of it in return for its services as distributor for the Contracts.

                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                              FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contracts. The financial statements of the Variable Account are also included herein.

    VALLEY FORGE LIFE INSURANCE COMPANY

    VARIABLE ANNUITY SEPARATE ACCOUNT

    Years ended December 31, 2004 and 2003

                       Valley Forge Life Insurance Company

                        Variable Annuity Separate Account

                                December 31, 2004




                                    CONTENTS

Report of Independent Registered Public Accounting Firm.....................SA-1
Independent Auditors' Report................................................SA-2

Audited Financial Statements

Statements of Assets and Liabilities........................................SA-3
Statements of Operations....................................................SA-6
Statements of Changes in Net Assets.........................................SA-9
Notes to Financial Statements..............................................SA-16

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Valley Forge Life Insurance Company and the Contractholders of Valley Forge Life Insurance Company Variable Annuity Separate
Account:

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the subaccounts disclosed in Note 1 which comprise Valley Forge Life Insurance Company Variable Annuity Separate Account (the "Variable Account") at December 31, 2004, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York
April 29, 2005

INDEPENDENT AUDITORS' REPORT

To the Contractholders
of Valley Forge Life Insurance Company Variable Annuity Separate Account

We have audited the accompanying statement of changes in net assets for each of the subaccounts disclosed in Note 1 which comprise Valley Forge Life Insurance Company Variable Annuity Separate Account (the "Variable Account") for the period ended December 31, 2003. This financial statement is the responsibility of the Variable Account's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and the disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statement presents fairly, in all material respects, the changes in the net assets of each of the subaccounts which comprise Valley Forge Life Insurance Company Variable Annuity Separate Account for the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.




DELOITTE & TOUCHE LLP

Chicago, Illinois
March 25, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                 VALLEY FORGE LIFE INSURANCE COMPANY
                                                  VARIABLE ANNUITY SEPARATE ACCOUNT
                                                STATEMENTS OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------

                                                                             FEDERATED
                                               FEDERATED       FEDERATED       HIGH         FIDELITY      FIDELITY       FIDELITY
                                                 PRIME          CAPITAL       INCOME      VIP EQUITY-     VIP ASSET         VIP
                                                 MONEY          INCOME         BOND          INCOME        MANAGER       INDEX 500
DECEMBER 31, 2004                               FUND II         FUND II       FUND II      PORTFOLIO      PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
     Investments, at market value            $ 14,548,413    $ 3,180,858    $ 9,105,592   $ 17,316,237   $ 7,122,349   $ 31,345,327
                                            --------------  -------------  -------------  -------------  ------------  -------------
           TOTAL ASSETS                        14,548,413      3,180,858      9,105,592     17,316,237     7,122,349     31,345,327
                                            --------------  -------------  -------------  -------------  ------------  -------------

LIABILITIES                                             -              -              -              -             -              -
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                   $ 14,548,413    $ 3,180,858    $ 9,105,592   $ 17,316,237   $ 7,122,349   $ 31,345,327
====================================================================================================================================

Units outstanding*                              1,287,021        292,307        654,597        979,057       478,445      1,850,952
Unit value                                        $ 11.30        $ 10.88        $ 13.91        $ 17.69       $ 14.89        $ 16.93

SUPPLEMENTAL  INFORMATION:
        Investments, at cost                 $ 14,548,413    $ 3,441,113    $ 7,968,531   $ 14,146,262   $ 6,735,937   $ 24,971,051
                                           =========================================================================================

        Shares held                            14,548,413        358,609      1,110,438        682,548       479,620        227,552
                                           =========================================================================================


                                                                 ALGER                       ALGER          ALGER
                                               FIDELITY        AMERICAN        ALGER        AMERICAN      AMERICAN          MFS
                                                  VIP            SMALL       AMERICAN        MIDCAP       LEVERAGED      EMERGING
                                              CONTRAFUND    CAPITALIZATION    GROWTH         GROWTH        ALLCAP         GROWTH
DECEMBER 31, 2004                              PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO       SERIES
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
     Investments, at market value            $ 22,265,403    $ 7,062,428   $ 18,363,491   $ 26,260,608   $ 2,730,827   $ 11,577,815
                                            --------------  -------------  -------------  -------------  ------------  -------------
           TOTAL ASSETS                        22,265,403      7,062,428     18,363,491     26,260,608     2,730,827     11,577,815
                                            --------------  -------------  -------------  -------------  ------------  -------------

LIABILITIES                                             -              -              -              -             -              -
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                   $ 22,265,403    $ 7,062,428   $ 18,363,491   $ 26,260,608   $ 2,730,827   $ 11,577,815
====================================================================================================================================

Units outstanding*                              1,068,368        672,630      1,123,412      1,199,785       470,800        861,044
Unit value                                        $ 20.84        $ 10.50        $ 16.35        $ 21.89        $ 5.80        $ 13.45

SUPPLEMENTAL  INFORMATION:
        Investments, at cost                 $ 18,030,741    $ 6,240,265   $ 22,167,665   $ 22,169,356   $ 2,521,759   $ 14,295,509
                                            ========================================================================================

        Shares held                               836,416        348,590        522,878      1,262,529        89,859        660,834
                                            ========================================================================================


                                                                                                           VAN ECK        VAN ECK
                                                                  MFS           MFS       FIRST EAGLE     WORLDWIDE      WORLDWIDE
                                                  MFS          INVESTORS       TOTAL        OVERSEAS        HARD         EMERGING
                                               RESEARCH          TRUST        RETURN        VARIABLE       ASSETS         MARKETS
DECEMBER 31, 2004                               SERIES          SERIES        SERIES          FUND          FUND           FUND
---------------------------------------------------------------------------------------------------------------------  -------------
ASSETS:

     Investments, at market value             $ 5,328,766    $ 4,973,823   $ 18,510,586   $ 15,943,720   $ 1,215,017    $ 1,561,262
                                            --------------  -------------  -------------  -------------  ------------  -------------
           TOTAL ASSETS                         5,328,766      4,973,823     18,510,586     15,943,720     1,215,017      1,561,262
                                            --------------  -------------  -------------  -------------  ------------  -------------

LIABILITIES                                             -              -              -              -             -              -
---------------------------------------------------------------------------------------------------------------------  -------------

NET ASSETS                                    $ 5,328,766    $ 4,973,823    $18,510,586   $ 15,943,720   $ 1,215,017    $ 1,561,262
====================================================================================================================================

Units outstanding*                                383,752        349,484      1,001,764        480,978        91,446        134,346
Unit value                                    $     13.89    $     14.23    $     18.48   $      33.15   $     13.29    $     11.62

SUPPLEMENTAL  INFORMATION:
        Investments, at cost                  $ 4,724,804    $ 4,739,273   $ 15,250,507   $ 10,535,245   $ 1,001,330    $ 1,078,527
                                            ========================================================================================

        Shares held                               348,285        275,101        863,770        580,194        66,178        102,647
                                            ========================================================================================


        * Units outstanding rounded to nearest whole unit.

                                           See accompanying Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------------------------------
                                                VALLEY FORGE LIFE INSURANCE COMPANY
                                                 VARIABLE ANNUITY SEPARATE ACCOUNT
                                                STATEMENTS OF ASSETS AND LIABILITIES
 ---------------------------------------------------------------------------------------------------------------------------------

                                             JANUS                                        JANUS          JANUS          JANUS
                                          ASPEN SERIES       JANUS           JANUS     ASPEN SERIES   ASPEN SERIES  ASPEN SERIES
                                            CAPITAL      ASPEN SERIES   ASPEN SERIES    FLEXIBLE     INTERNATIONAL    WORLDWIDE
                                          APPRECIATION       GROWTH        BALANCED       INCOME         GROWTH         GROWTH
                                            PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO    PORTFOLIO
DECEMBER 31, 2004                              (IS)            (IS)           (IS)          (IS)           (IS)         (IS)
------------------------------------------------------------------------------------------------------------------  -------------
ASSETS:
     Investments, at market value        $ 16,277,489   $ 11,131,879   $ 21,049,686   $ 12,044,833    $ 8,857,515    $ 9,935,623
                                         -------------  -------------  -------------  -------------  -------------  -------------
          TOTAL ASSETS                     16,277,489     11,131,879     21,049,686     12,044,833      8,857,515      9,935,623
                                         -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES                                         -              -              -              -              -              -
------------------------------------------------------------------------------------------------------------------  -------------

NET ASSETS                               $ 16,277,489   $ 11,131,879   $ 21,049,686   $ 12,044,833    $ 8,857,515    $ 9,935,623
=================================================================================================================================

Units outstanding*                          1,603,183      1,457,147      1,802,273        905,417        766,506      1,163,678
Unit value                                    $ 10.15         $ 7.64        $ 11.68        $ 13.30        $ 11.56         $ 8.54

SUPPLEMENTAL  INFORMATION:
       Investments, at cost              $ 15,265,118   $ 10,292,331   $ 19,743,720   $ 12,137,964    $ 7,599,607    $ 9,555,908
                                         ========================================================================================

       Shares held                            662,225        554,653        863,046        992,161        325,884        371,009
                                         ========================================================================================

                                             JANUS                         JANUS
                                         ASPEN SERIES       JANUS      ASPEN SERIES                                    AMERICAN
                                            CAPITAL     ASPEN SERIES     WORLDWIDE       ALLIANCE       ALLIANCE      CENTURY VP
                                         APPRECIATION     BALANCED        GROWTH          PREMIER      GROWTH AND      INCOME &
                                           PORTFOLIO      PORTFOLIO       PORTFOLIO       GROWTH         INCOME         GROWTH
DECEMBER 31, 2004                            (SS)           (SS)            (SS)         PORTFOLIO      PORTFOLIO        FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
     Investments, at market value        $      1,609   $    192,635   $      2,127   $  5,489,807   $ 16,894,959    $ 3,022,255
                                         -------------  -------------  -------------  -------------  -------------  -------------
          TOTAL ASSETS                          1,609        192,635          2,127      5,489,807     16,894,959      3,022,255
                                         -------------  -------------  -------------  -------------  -------------  -------------

LIABILITIES                                         -              -              -              -              -              -
---------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                               $      1,609   $    192,635   $      2,127   $  5,489,807   $ 16,894,959    $ 3,022,255
=================================================================================================================================

Units outstanding*                                158         17,911            260        879,352      1,254,935        306,659
Unit value                               $      10.21   $      10.75   $       8.19         $ 6.24        $ 13.46         $ 9.86

SUPPLEMENTAL  INFORMATION:
       Investments, at cost              $      1,443   $    173,025   $      1,890   $  5,356,624   $ 14,734,448    $ 2,486,553
                                         ========================================================================================

       Shares held                                 66          7,632             80        237,551        707,790        412,876
                                         ========================================================================================


                                                            TEMPLETON    TEMPLETON                                      VAN
                                             AMERICAN      DEVELOPING      GLOBAL        LAZARD         LAZARD         KAMPEN
                                            CENTURY VP      MARKETS         ASSET      RETIREMENT     RETIREMENT    INTERNATIONAL
                                               VALUE       SECURITIES    ALLOCATION      EQUITY        SMALL CAP       MAGNUM
DECEMBER 31, 2004                              FUND           FUND          FUND        PORTFOLIO      PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------  -------------
ASSETS:
     Investments, at market value          $ 13,999,614   $ 1,630,516   $ 2,417,858   $  1,728,424   $  7,186,917   $    839,249
                                           -------------  ------------  ------------  -------------  -------------  -------------
          TOTAL ASSETS                       13,999,614     1,630,516     2,417,858      1,728,424      7,186,917        839,249
                                           -------------  ------------  ------------  -------------  -------------  -------------

LIABILITIES                                           -             -             -              -              -              -
------------------------------------------------------------------------------------------------------------------  -------------

NET ASSETS                                 $ 13,999,614   $ 1,630,516   $ 2,417,858   $  1,728,424   $  7,186,917   $    839,249
======================================================================  =========================================================

Units outstanding*                              745,139       135,643       193,509        153,101        413,705         95,935
Unit value                                      $ 18.79       $ 12.02   $     12.49        $ 11.29        $ 17.37         $ 8.75

SUPPLEMENTAL  INFORMATION:
       Investments, at cost                $ 11,790,432   $ 1,210,030   $ 1,955,451   $  1,532,726   $  5,647,486   $    659,010
                                           ======================================================================================

       Shares held                            1,599,956       188,064       115,411        160,933        425,261         74,336
                                           ======================================================================================


       * Units outstanding rounded to nearest whole unit.

                                           See accompanying Notes to Financial Statements.

---------------------------------------------------------------------
              VALLEY FORGE LIFE INSURANCE COMPANY
               VARIABLE ANNUITY SEPARATE ACCOUNT
              STATEMENTS OF ASSETS AND LIABILITIES
---------------------------------------------------------------------

                                                 VAN
                                               KAMPEN
                                              EMERGING
                                               MARKETS
                                               EQUITY
DECEMBER 31, 2004                            PORTFOLIO
---------------------------------------------------------------------
ASSETS:
     Investments, at market value          $    531,933
                                           -------------
           TOTAL ASSETS                         531,933
                                           -------------

LIABILITIES                                           -
--------------------------------------------------------

NET ASSETS                                 $    531,933
========================================================

Units outstanding*                               61,653
Unit value                                 $       8.63

SUPPLEMENTAL  INFORMATION:
        Investments, at cost               $    408,867
                                           =============

        Shares held                              48,139
                                           =============


        * Units outstanding rounded to nearest whole unit.

                 See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------------------------
                                                 VALLEY FORGE LIFE INSURANCE COMPANY
                                                 VARIABLE ANNUITY SEPARATE ACCOUNT
                                                      STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------


                                                                               FEDERATED
                                                    FEDERATED    FEDERATED       HIGH         FIDELITY      FIDELITY      FIDELITY
                                                      PRIME       CAPITAL       INCOME      VIP EQUITY-    VIP ASSET        VIP
FOR THE YEAR ENDED                                    MONEY       INCOME         BOND          INCOME       MANAGER      INDEX 500
DECEMBER 31, 2004                                    FUND II      FUND II       FUND II      PORTFOLIO     PORTFOLIO     PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
    Dividend income                                 $  153,629  $   149,878   $   678,222   $   273,947   $   193,155   $   464,205
                                                    ----------- ------------  ------------  ------------  ------------  ------------
                                                       153,629      149,878       678,222       273,947       193,155       464,205
                                                    ----------- ------------  ------------  ------------  ------------  ------------
Expenses:
    Mortality, expense risk and
       administrative charges                          278,618       45,500       130,408       247,651       101,620       469,764
                                                    ----------- ------------  ------------  ------------  ------------  ------------
                                                       278,618       45,500       130,408       247,651       101,620       469,764
                                                    ----------- ------------  ------------  ------------  ------------  ------------
    NET INVESTMENT INCOME (LOSS)                      (124,989)     104,378       547,814        26,296        91,535        (5,559)
                                                    ----------- ------------  ------------  ------------  ------------  ------------
Realized and unrealized gains (losses) on
investments:
    Net realized gains (losses)                              -     (344,866)      160,670     1,913,903      (220,652)      336,022
    Realized gain distributions                              -            -             -        65,443             -             -
    Net unrealized gains (losses)                            -      493,453        67,626      (379,014)      401,048     2,361,363
                                                    ----------- ------------  ------------  ------------  ------------  ------------
    NET REALIZED AND UNREALIZED
       INVESTMENT GAINS (LOSSES)                             -      148,587       228,296     1,600,332       180,396     2,697,385
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                       $ (124,989) $   252,965   $   776,110   $ 1,626,628   $   271,931  $  2,691,826
====================================================================================================================================


                                                                      ALGER                     ALGER         ALGER
                                                     FIDELITY       AMERICAN       ALGER      AMERICAN      AMERICAN        MFS
                                                       VIP           SMALL       AMERICAN      MIDCAP      LEVERAGED     EMERGING
FOR THE YEAR ENDED                                  CONTRAFUND  CAPITALIZATION    GROWTH       GROWTH       ALLCAP        GROWTH
DECEMBER 31, 2004                                   PORTFOLIO      PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO      SERIES
------------------------------------------------------------------------------------------------------------------------------------
Investment income:

    Dividend income                                $    76,291  $           -   $         -  $         -  $         -   $         -
                                                   ------------ --------------  ------------ ------------ ------------  ------------
                                                        76,291              -             -            -            -             -
                                                   ------------ --------------  ------------ ------------ ------------  ------------
Expenses:
    Mortality, expense risk and
       administrative charges                          309,691         97,367       281,166      368,344       40,756       166,136
                                                   ------------ --------------  ------------ ------------ ------------  ------------
                                                       309,691         97,367       281,166      368,344       40,756       166,136
                                                   ------------ --------------  ------------ ------------ ------------  ------------
    NET INVESTMENT INCOME (LOSS)                      (233,400)       (97,367)     (281,166)    (368,344)     (40,756)     (166,136)
                                                   ------------ --------------  ------------ ------------ ------------  ------------
Realized and unrealized gains (losses) on
investments:
    Net realized gains (losses)                       (108,875)      (739,191)   (3,967,522)  (1,074,601)    (197,231)   (2,991,879)
    Realized gain distributions                              -              -             -            -            -             -
    Net unrealized gains (losses)                    3,156,668      1,783,187     4,872,318    4,162,237      404,145     4,376,371
                                                   ---------------------------------------------------------------------------------
    NET REALIZED AND UNREALIZED
       INVESTMENT GAINS (LOSSES)                     3,047,793      1,043,996       904,796    3,087,636      206,914     1,384,492
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                      $ 2,814,393  $     946,629   $   623,630  $ 2,719,292  $   166,158   $ 1,218,356
====================================================================================================================================


                                                                                                            VAN ECK       VAN ECK
                                                                    MFS           MFS        FIRST EAGLE   WORLDWIDE     WORLDWIDE
                                                        MFS       INVESTORS       TOTAL        OVERSEAS       HARD        EMERGING
FOR THE YEAR ENDED                                   RESEARCH       TRUST        RETURN        VARIABLE      ASSETS        MARKETS
DECEMBER 31, 2004                                     SERIES       SERIES        SERIES          FUND         FUND          FUND
----------------------------------------------------------------------------------------------------------------------  ------------
Investment income:
    Dividend income                                $    57,598  $    35,368   $   323,615   $   340,041   $     3,645   $     9,975
                                                   ------------ ------------  ------------  ------------  ------------  ------------
                                                        57,598       35,368       323,615       340,041         3,645         9,975
                                                   ------------ ------------  ------------  ------------  ------------  ------------
Expenses:
    Mortality, expense risk and
       administrative charges                           74,422       77,751       266,466       201,771        14,172        22,354
                                                   ------------ ------------  ------------  ------------  ------------  ------------
                                                        74,422       77,751       266,466       201,771        14,172        22,354
                                                   ------------ ------------  ------------  ------------  ------------  ------------
    NET INVESTMENT INCOME (LOSS)                       (16,824)     (42,383)       57,149       138,270       (10,527)      (12,379)
                                                   ------------ ------------  ------------  ------------  ------------  ------------
Realized and unrealized gains (losses) on
investments:
    Net realized gains (losses)                           (951)    (741,049)      710,720     1,245,459       217,424       254,101
    Realized gain distributions                              -            -             -       356,764             -             -
    Net unrealized gains (losses)                      707,139    1,228,601       933,863     1,585,326         8,555        55,890
                                                   ------------ ------------  ------------  ------------  ------------  ------------
    NET REALIZED AND UNREALIZED
       INVESTMENT GAINS (LOSSES)                       706,188      487,552     1,644,583     3,187,549       225,979       309,991
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                      $   689,364  $   445,169   $ 1,701,732   $ 3,325,819   $   215,452   $   297,612
====================================================================================================================================


                                           See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------------------------
                                                VALLEY FORGE LIFE INSURANCE COMPANY
                                                 VARIABLE ANNUITY SEPARATE ACCOUNT
                                                      STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------


                                                    JANUS                                      JANUS         JANUS
                                                ASPEN SERIES       JANUS         JANUS      ASPEN SERIES  ASPEN SERIES     JANUS
                                                   CAPITAL      ASPEN SERIES  ASPEN SERIES    FLEXIBLE    INTERNATIONAL   WORLDWIDE
                                                APPRECIATION       GROWTH       BALANCED       INCOME        GROWTH        GROWTH
FOR THE YEAR ENDED                               PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
DECEMBER 31, 2004                                   (IS)            (IS)          (IS)          (IS)          (IS)          (IS)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
    Dividend income                              $    38,879  $     16,005   $   475,275   $    726,650   $     77,282  $   103,903
                                                 ------------ -------------  ------------  -------------  ------------- ------------
                                                      38,879        16,005       475,275        726,650         77,282      103,903
                                                 ------------ -------------  ------------  -------------  ------------- ------------
Expenses:
    Mortality, expense risk and
       administrative charges                        227,537       164,639       317,729        187,027        124,720      155,479
                                                 ------------ -------------  ------------  -------------  ------------- ------------
                                                     227,537       164,639       317,729        187,027        124,720      155,479
                                                 ------------ -------------  ------------  -------------  ------------- ------------
    NET INVESTMENT INCOME (LOSS)                    (188,658)     (148,634)      157,546        539,623        (47,438)     (51,576)
                                                 ------------ -------------  ------------  -------------  ------------- ------------
Realized and unrealized gains (losses) on
investments:
    Net realized gains (losses)                     (995,762)   (2,051,245)     (413,730)       170,692        757,693      756,627
    Realized gain distributions                            -             -             -        102,466              -            -
    Net unrealized gains (losses)                  3,635,789     2,472,070     1,686,854       (495,728)       758,736     (388,414)
                                                 ------------ -------------  ------------  -------------  ------------- ------------
    NET REALIZED AND UNREALIZED
       INVESTMENT GAINS (LOSSES)                   2,640,027       420,825     1,273,124       (222,570)     1,516,429      368,213
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                    $ 2,451,369  $    272,191   $ 1,430,670   $    317,053   $  1,468,991  $   316,637
====================================================================================================================================

                                                                                                              JANUS
                                                     JANUS                       JANUS         JANUS      ASPEN SERIES
                                                    CAPITAL     ASPEN SERIES    FLEXIBLE   INTERNATIONAL    WORLDWIDE     ALLIANCE
                                                  APPRECIATION    BALANCED       INCOME       GROWTH         GROWTH       PREMIER
FOR THE YEAR ENDED                                  PORTFOLIO    PORTFOLIO      PORTFOLIO    PORTFOLIO      PORTFOLIO      GROWTH
DECEMBER 31, 2004                                     (SS)         (SS)           (SS)         (SS)           (SS)        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
    Dividend income                              $         -  $      4,129   $     1,969   $        261   $       19   $         -
                                                 ------------ -------------  ------------  -------------  -----------  ------------
                                                           -         4,129         1,969            261           19             -
                                                 ------------ -------------  ------------  -------------  -----------  ------------
Expenses:
    Mortality, expense risk and
       administrative charges                              5         2,627           859            537           29        77,440
                                                 ------------ -------------  ------------  -------------  -----------  ------------
                                                           5         2,627           859            537           29        77,440
                                                 ------------ -------------  ------------  -------------  -----------  ------------
    NET INVESTMENT INCOME (LOSS)                          (5)        1,502         1,110           (276)         (10)      (77,440)
                                                 ------------ -------------  ------------  -------------  -----------  ------------
Realized and unrealized gains (losses) on
investments:
    Net realized gains (losses)                            -           233         6,121          2,327            3      (395,501)
    Realized gain distributions                            -             -           640              -            -             -
    Net unrealized gains (losses)                        167        10,267        (6,378)        (2,147)          71       810,333
                                                 ------------ -------------  ------------  -------------  -----------  ------------
    NET REALIZED AND UNREALIZED
       INVESTMENT GAINS (LOSSES)                         167        10,500           383            180           74       414,832
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                    $       162  $     12,002   $     1,493   $        (96)  $       64   $   337,392
===================================================================================================================================


                                                                AMERICAN                     TEMPLETON     TEMPLETON
                                                   ALLIANCE    CENTURY VP      AMERICAN     DEVELOPING       GLOBAL       LAZARD
                                                 GROWTH AND     INCOME &      CENTURY VP      MARKETS         ASSET      RETIREMENT
FOR THE YEAR ENDED                                  INCOME       GROWTH         VALUE       SECURITIES     ALLOCATION     EQUITY
DECEMBER 31, 2004                                 PORTFOLIO       FUND           FUND          FUND           FUND       PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
    Dividend income                              $   129,166  $     46,534   $   132,026   $     27,977   $    66,862   $    10,278
                                                 ------------ -------------  ------------  -------------  ------------  ------------
                                                     129,166        46,534       132,026         27,977        66,862        10,278
                                                 ------------ -------------  ------------  -------------  ------------  ------------
Expenses:
    Mortality, expense risk and
       administrative charges                        244,251        42,242       188,023         20,198        31,731        23,804
                                                 ------------ -------------  ------------  -------------  ------------  ------------
                                                     244,251        42,242       188,023         20,198        31,731        23,804
                                                 ------------ -------------  ------------  -------------  ------------  ------------
    NET INVESTMENT INCOME (LOSS)                    (115,085)        4,292       (55,997)         7,779        35,131       (13,526)
                                                 ------------ -------------  ------------  -------------  ------------  ------------
Realized and unrealized gains (losses) on
investments:
    Net realized gains (losses)                     (306,224)      (16,485)    1,844,510        161,774       101,656         8,538
    Realized gain distributions                            -             -       102,414              -             -             -
    Net unrealized gains (losses)                  1,941,455       327,433      (259,141)       137,581       154,660       168,664
                                                 ------------ -------------  ------------  -------------  ------------  ------------
    NET REALIZED AND UNREALIZED
       INVESTMENT GAINS (LOSSES)                   1,635,231       310,948     1,687,783        299,355       256,316       177,202
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                    $ 1,520,146  $    315,240   $ 1,631,786   $    307,134   $   291,447   $   163,676
===================================================================================================================================

                                           See accompanying Notes to Financial Statements.

----------------------------------------------------------------------------------------
VALLEY FORGE LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
----------------------------------------------------------------------------------------

                                                                                 VAN
                                                                     VAN        KAMPEN
                                                    LAZARD         KAMPEN      EMERGING
                                                  RETIREMENT    INTERNATIONAL   MARKETS
                                                   SMALL CAP       MAGNUM       EQUITY
DECEMBER 31, 2004                                  PORTFOLIO      PORTFOLIO   PORTFOLIO
----------------------------------------------------------------------------------------
Investment income:
    Dividend income                              $         -  $     25,095       $ 3,392
                                                 ------------ -------------  -----------
                                                           -        25,095         3,392
                                                 ------------ -------------  -----------
Expenses:

    Mortality, expense risk and
       administrative charges                         98,386        12,266         6,770
                                                 ------------ -------------  -----------
                                                      98,386        12,266         6,770
                                                 ------------ -------------  -----------
    NET INVESTMENT INCOME (LOSS)                     (98,386)       12,829        (3,378)
                                                 ------------ -------------  -----------
Realized and unrealized gains (losses) on
investments:
    Net realized gains (losses)                      306,384        61,629        64,994
    Realized gain distributions                            -             -             -
    Net unrealized gains (losses)                    637,177        48,069        31,361
                                                 ------------ -------------  -----------
    NET REALIZED AND UNREALIZED

       INVESTMENT GAINS (LOSSES)                     943,561       109,698        96,355
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
    RESULTING FROM OPERATIONS                    $   845,175  $    122,527   $    92,977
========================================================================================

                 See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------------------------
                                                 VALLEY FORGE LIFE INSURANCE COMPANY
                                                  VARIABLE ANNUITY SEPARATE ACCOUNT
                                                 STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

                                                                               FEDERATED
                                                    FEDERATED      FEDERATED      HIGH       FIDELITY     FIDELITY      FIDELITY
                                                      PRIME         CAPITAL      INCOME     VIP EQUITY-   VIP ASSET        VIP
FOR THE YEAR ENDED                                    MONEY         INCOME        BOND        INCOME       MANAGER      INDEX 500
DECEMBER 31, 2004                                    FUND II        FUND II     FUND II      PORTFOLIO    PORTFOLIO     PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
From operations:
     Net investment income (loss)                  $  (124,989)  $   104,378  $   547,814  $    26,296   $    91,535   $    (5,559)
     Realized gains (losses)                                 -      (344,866)     160,670    1,913,903      (220,652)      336,022
     Realized gain distributions                             -             -            -       65,443             -             -
     Unrealized gains (losses)                               -       493,453       67,626     (379,014)      401,048     2,361,363
                                                   ------------  ------------ ------------ ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                        (124,989)      252,965      776,110    1,626,628       271,931     2,691,826
                                                   ------------  ------------ ------------ ------------  ------------  ------------
From capital transactions:

     Net premiums/deposits                              19,378         5,010       10,207       19,189        15,463        34,084
     Death Benefits                                   (677,317)     (200,704)     (70,097)    (229,197)     (123,221)     (585,779)
     Surrenders                                     (8,110,758)     (392,000)  (1,280,219)  (3,157,127)     (986,959)   (6,547,832)
     Withdrawals                                          (658)          683        1,465          369        (1,544)        1,687
     Transfers in (out of) subaccounts/fixed
       accounts, net- Note 1                         2,221,724       (39,194)     (72,165)     179,396       539,580    (1,538,960)
     Policy fees                                        (7,291)       (1,261)      (2,678)      (6,712)       (2,883)      (17,564)
                                                   ------------  ------------ ------------ ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM CAPITAL TRANSACTIONS            (6,554,922)     (627,466)  (1,413,487)  (3,194,082)     (559,564)   (8,654,364)
                                                   ------------  ------------ ------------ ------------  ------------  ------------
Increase (decrease) in net assets                   (6,679,911)     (374,501)    (637,377)  (1,567,454)     (287,633)   (5,962,538)
Net assets at beginning of period                   21,228,324     3,555,359    9,742,969   18,883,691     7,409,982    37,307,865
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                        $14,548,413   $ 3,180,858  $ 9,105,592  $17,316,237   $ 7,122,349   $31,345,327
===================================================================================================================================


FOR THE YEAR ENDED
DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
From operations:

     Net investment income (loss)                  $  (196,542)  $   169,309  $   753,898  $    52,887   $   162,255   $    32,175
     Realized gains (losses)                                 -      (874,579)    (552,671)  (1,334,413)     (552,293)   (3,522,470)
     Realized gain distributions                             -             -            -            -             -             -
     Unrealized gains (losses)                               1     1,249,864    1,890,896    5,314,593     1,462,227    11,535,073
                                                   ------------  ------------ ------------ ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS

     RESULTING FROM OPERATIONS                        (196,541)      544,594    2,092,123    4,033,067     1,072,189     8,044,778
                                                   ------------  ------------ ------------ ------------  ------------  ------------
From capital transactions:

     Net premiums/deposits                              35,617        14,100        8,921       36,076        41,773       113,755
     Death Benefits                                   (234,206)      (87,168)    (406,635)    (251,807)     (126,829)     (735,366)
     Surrenders                                     (5,233,766)     (438,378)  (1,422,257)  (1,773,275)     (879,625)   (4,242,789)
     Withdrawals                                      (529,486)      (40,101)    (613,711)    (132,916)      (77,468)     (179,819)
     Transfers in (out of) subaccounts/fixed
       accounts, net- Note 1                        (3,466,874)       97,288   (1,766,519)     473,786        49,506      (140,956)
     Policy fees                                       (10,202)       (1,539)      (4,222)      (7,575)       (3,236)      (19,936)
                                                   ------------  ------------ ------------ ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS

     RESULTING FROM CAPITAL TRANSACTIONS            (9,438,917)     (455,798)  (4,204,423)  (1,655,711)     (995,879)   (5,205,111)
                                                   ------------  ------------ ------------ ------------  ------------  ------------
Increase (decrease) in net assets                   (9,635,458)       88,796   (2,112,300)   2,377,356        76,310     2,839,667
Net assets at beginning of period                   30,863,782     3,466,563   11,855,269   16,506,335     7,333,672    34,468,198
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                        $21,228,324   $ 3,555,359  $ 9,742,969  $18,883,691   $ 7,409,982   $37,307,865
===================================================================================================================================

                                           See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------------------------
                                                VALLEY FORGE LIFE INSURANCE COMPANY
                                                 VARIABLE ANNUITY SEPARATE ACCOUNT
                                                STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

                                                                    ALGER                       ALGER        ALGER
                                                     FIDELITY      AMERICAN        ALGER      AMERICAN     AMERICAN         MFS
                                                       VIP          SMALL        AMERICAN      MIDCAP      LEVERAGED      EMERGING
FOR THE YEAR ENDED                                  CONTRAFUND  CAPITALIZATION    GROWTH       GROWTH       ALLCAP         GROWTH
DECEMBER 31, 2004                                    PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO       SERIES
------------------------------------------------------------------------------------------------------------------------------------
From operations:
     Net investment income (loss)                  $  (233,400) $     (97,367) $  (281,166) $  (368,344)  $   (40,756)  $  (166,136)
     Realized gains (losses)                          (108,875)      (739,191)  (3,967,522)  (1,074,601)     (197,231)   (2,991,879)
     Realized gain distributions                             -              -            -            -             -             -
     Unrealized gains (losses)                       3,156,668      1,783,187    4,872,318    4,162,237       404,145     4,376,371
                                                   ------------ -------------- ------------ ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                       2,814,393        946,629      623,630    2,719,292       166,158     1,218,356
                                                   ------------ -------------- ------------ ------------  ------------  ------------
From capital transactions:
     Net premiums/deposits                              33,674         19,958       22,584       23,091         5,313        25,614
     Death Benefits                                   (403,419)       (59,425)    (355,028)    (725,681)      (11,671)     (155,201)
     Surrenders                                     (3,171,435)      (726,051)  (3,396,846)  (3,607,144)     (435,647)   (1,337,300)
     Withdrawals                                          (171)           446        1,805       (2,789)         (272)         (517)
     Transfers in (out of) subaccounts/fixed
       accounts, net- Note 1                         1,211,473       (346,184)  (1,022,681)     418,267      (307,263)     (834,574)
     Policy fees                                       (12,483)        (3,693)     (12,470)     (11,985)       (1,588)       (9,034)
                                                   ------------ -------------- ------------ ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM CAPITAL TRANSACTIONS            (2,342,361)    (1,114,949)  (4,762,636)  (3,906,241)     (751,128)   (2,311,012)
                                                   ------------ -------------- ------------ ------------  ------------  ------------
Increase (decrease) in net assets                      472,032       (168,320)  (4,139,006)  (1,186,949)     (584,970)   (1,092,656)
Net assets at beginning of period                   21,793,371      7,230,748   22,502,497   27,447,557     3,315,797    12,670,471
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                        $22,265,403  $   7,062,428  $18,363,491  $26,260,608   $ 2,730,827   $11,577,815
====================================================================================================================================


FOR THE YEAR ENDED
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
From operations:
     Net investment income (loss)                  $  (184,574) $     (84,565) $  (291,452) $  (302,977)  $   (41,513)  $  (183,429)
     Realized gains (losses)                        (1,518,585)    (1,573,012)  (3,979,423)  (4,956,790)     (304,562)   (5,531,695)
     Realized gain distributions                             -              -            -            -             -             -
     Unrealized gains (losses)                       6,415,590      3,690,864   10,238,439   13,252,472     1,163,576     8,976,614
                                                   ------------ -------------- ------------ ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                       4,712,431      2,033,287    5,967,564    7,992,705       817,501     3,261,490
                                                   ------------ -------------- ------------ ------------  ------------  ------------
From capital transactions:
     Net premiums/deposits                              57,898         38,526       52,792       61,929         3,718        60,967
     Death Benefits                                   (397,414)       (60,911)    (190,427)    (335,758)      (35,571)     (199,268)
     Surrenders                                     (2,044,353)      (581,479)  (1,984,698)  (1,931,837)     (299,339)   (1,103,308)
     Withdrawals                                      (128,765)       (56,941)    (146,755)    (344,497)      (17,796)      (79,430)
     Transfers in (out of) subaccounts/fixed
       accounts, net- Note 1                          (510,854)       257,598     (646,826)   3,673,460       226,516    (1,826,874)
     Policy fees                                       (13,461)        (3,870)     (14,055)     (11,304)       (1,777)      (11,234)
                                                   ------------ -------------- ------------ ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM CAPITAL TRANSACTIONS            (3,036,949)      (407,077)  (2,929,969)   1,111,993      (124,249)   (3,159,147)
                                                   ------------ -------------- ------------ ------------  ------------  ------------
Increase (decrease) in net assets                    1,675,482      1,626,210    3,037,595    9,104,698       693,252       102,343
Net assets at beginning of period                   20,117,889      5,604,538   19,464,902   18,342,859     2,622,545    12,568,128
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                        $21,793,371  $   7,230,748  $22,502,497  $27,447,557   $ 3,315,797   $12,670,471
====================================================================================================================================

                                           See accompanying Notes to Financial Statements.


--------------------------------------------------------------------------------------------------------------------------
                                                 VALLEY FORGE LIFE INSURANCE COMPANY
                                                  VARIABLE ANNUITY SEPARATE ACCOUNT
                                                 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
                                                                                                              VAN ECK
                                                                       MFS            MFS     FIRST EAGLE    WORLDWIDE
                                                          MFS       INVESTORS        TOTAL      OVERSEAS       HARD
FOR THE YEAR ENDED                                     RESEARCH       TRUST         RETURN      VARIABLE      ASSETS
DECEMBER 31, 2004                                       SERIES        SERIES        SERIES        FUND         FUND
--------------------------------------------------------------------------------------------------------------------------
From operations:
     Net investment income (loss)                  $   (16,824) $      (42,383) $      57,149  $    138,270  $    (10,527)
     Realized gains (losses)                              (951)       (741,049)       710,720     1,245,459       217,424
     Realized gain distributions                             -               -              -       356,764             -
     Unrealized gains (losses)                         707,139       1,228,601        933,863     1,585,326         8,555
                                                   ------------ --------------- -------------- ------------- -------------
NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                         689,364         445,169      1,701,732     3,325,819       215,452
                                                   ------------ --------------- -------------- ------------- -------------
From capital transactions:
     Net premiums/deposits                               3,007           7,049         29,810        14,475           248
     Death Benefits                                    (67,740)       (151,240)      (577,614)      (94,434)            -
     Surrenders                                       (595,985)     (1,286,959)    (3,457,301)   (2,257,042)     (218,876)
     Withdrawals                                          (410)            129             39        (1,892)          164
     Transfers in (out of) subaccounts/fixed
       accounts, net- Note 1                           (97,618)       (759,294)       786,357     1,580,634       258,248
     Policy fees                                        (2,784)         (2,566)        (6,886)       (4,546)         (327)
                                                   ------------ --------------- -------------- ------------- -------------
NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM CAPITAL TRANSACTIONS              (761,530)     (2,192,881)    (3,225,595)     (762,805)       39,457
                                                   ------------ --------------- -------------- ------------- -------------
Increase (decrease) in net assets                      (72,166)     (1,747,712)    (1,523,863)    2,563,014       254,909
Net assets at beginning of period                    5,400,932       6,721,535     20,034,449    13,380,706       960,108
---------------------------------------------------------------------------------------------- ---------------------------
NET ASSETS AT END OF PERIOD                        $ 5,328,766  $    4,973,823  $  18,510,586  $ 15,943,720  $  1,215,017
============================================================================================== ===========================


FOR THE YEAR ENDED
DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------
From operations:
     Net investment income (loss)                  $   (36,344) $      (47,456) $      69,580  $   (149,758) $     (6,750)
     Realized gains (losses)                          (164,527)       (842,193)      (705,061)    1,216,288        26,054
     Realized gain distributions                             -               -              -         2,430             -
     Unrealized gains (losses)                       1,243,223       2,075,758      3,200,857     3,419,353       247,468
                                                   ------------ --------------- -------------- ------------- -------------
NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                       1,042,352       1,186,109      2,565,376     4,488,313       266,772
                                                   ------------ --------------- -------------- ------------- -------------
From capital transactions:
     Net premiums/deposits                              24,318           8,469         54,821        27,419         9,542
     Death Benefits                                   (105,730)       (197,246)      (555,390)     (193,085)      (18,293)
     Surrenders                                       (314,652)       (598,741)    (2,089,642)   (1,668,006)     (167,335)
     Withdrawals                                       (22,304)        (58,469)      (139,854)     (128,809)      (11,200)
     Transfers in (out of) subaccounts/fixed
       accounts, net- Note 1                           (47,449)       (390,495)       909,878     1,148,263       222,055
     Policy fees                                        (3,195)         (3,075)        (7,831)       (4,107)         (331)
                                                   ------------ --------------- -------------- ------------- -------------
NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM CAPITAL TRANSACTIONS              (469,012)     (1,239,557)    (1,828,018)     (818,325)       34,438
                                                   ------------ --------------- -------------- ------------- -------------
Increase (decrease) in net assets                       573,340        (53,448)       737,358     3,669,988       301,210
Net assets at beginning of period                     4,827,592      6,774,983     19,297,091     9,710,718       658,898
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                        $  5,400,932 $    6,721,535  $  20,034,449  $ 13,380,706  $    960,108
===========================================================================================================================
                                       See accompanying Notes to Financial Statements.



-----------------------------------------------------------------------------------------------------------------------------------
                                                 VALLEY FORGE LIFE INSURANCE COMPANY
                                                  VARIABLE ANNUITY SEPARATE ACCOUNT
                                                 STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
                                               VAN ECK       JANUS                                        JANUS         JANUS
                                              WORLDWIDE   ASPEN SERIES      JANUS          JANUS      ASPEN SERIES   ASPEN SERIES
                                              EMERGING       CAPITAL     ASPEN SERIES   ASPEN SERIES    FLEXIBLE    INTERNATIONAL
FOR THE YEAR ENDED                             MARKETS   APPRECIATION       GROWTH        BALANCED       INCOME        GROWTH
DECEMBER 31, 2004                               FUND     PORTFOLIO (IS) PORTFOLIO (IS) PORTFOLIO (IS) PORTFOLIO (IS) PORTFOLIO (IS)
-----------------------------------------------------------------------------------------------------------------------------------
From operations:
     Net investment income (loss)             $   (12,379) $    (188,658) $   (148,634) $    157,546   $    539,623   $    (47,438)
     Realized gains (losses)                      254,101       (995,762)   (2,051,245)     (413,730)       170,692        757,693
     Realized gain distributions                        -              -             -             -        102,466              -
     Unrealized gains (losses)                     55,890      3,635,789     2,472,070     1,686,854       (495,728)       758,736
                                              ------------ -------------- ------------- -------------  ------------- --------------
NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                    297,612      2,451,369       272,191     1,430,670        317,053      1,468,991
                                              ------------ -------------- ------------- -------------  ------------- --------------
From capital transactions:
     Net premiums/deposits                          6,879         24,335        11,505        23,972         35,194         17,952
     Death Benefits                                (1,462)      (240,241)     (207,680)     (364,462)       (16,397)       (74,828)
     Surrenders                                  (214,724)    (2,010,398)   (1,522,092)   (4,226,148)    (1,898,977)    (1,109,629)
     Withdrawals                                   (1,183)         1,315         1,231           317           (594)       (29,664)
     Transfers in (out of) subaccounts/fixed
       accounts, net- Note 1                     (260,751)    (1,339,453)   (1,012,586)     (959,891)    (1,572,274)      (665,066)
     Policy fees                                     (796)       (12,164)       (7,606)       (9,881)        (3,948)        (5,021)
                                              ------------ -------------- ------------- -------------  ------------- --------------
NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM CAPITAL TRANSACTIONS         (472,037)    (3,576,606)   (2,737,228)   (5,536,093)    (3,456,996)    (1,866,256)
                                              ------------ -------------- ------------- -------------  ------------- --------------
Increase (decrease) in net assets                (174,425)    (1,125,237)   (2,465,037)   (4,105,423)    (3,139,943)      (397,265)
Net assets at beginning of period               1,735,687     17,402,726    13,596,916    25,155,109     15,184,776      9,254,780
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                   $ 1,561,262  $  16,277,489  $ 11,131,879  $ 21,049,686   $ 12,044,833  $   8,857,515
===================================================================================================================================


FOR THE YEAR ENDED
DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
From operations:
     Net investment income (loss)             $   (16,035) $    (174,430) $   (155,255) $    196,254   $    529,778  $     (20,219)
     Realized gains (losses)                     (130,847)    (3,687,446)   (2,630,907)   (1,363,283)       436,334      2,321,708
     Realized gain distributions                        -              -             -             -              -              -
     Unrealized gains (losses)                    695,512      7,009,133     5,870,989     4,115,432       (112,275)       627,688
                                              ------------ -------------- ------------- -------------  ------------- --------------
NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                     548,630     3,147,257     3,084,827     2,948,403        853,837      2,929,177
                                              ------------ -------------- ------------- -------------  ------------- --------------
From capital transactions:
     Net premiums/deposits                          6,050         46,688        21,558        72,721         95,791         28,833
     Death Benefits                               (10,585)      (316,073)     (246,775)     (667,062)      (560,520)       (72,062)
     Surrenders                                  (259,431)    (1,726,103)   (1,228,904)   (3,053,029)    (2,159,417)      (768,317)
     Withdrawals                                  (28,206)      (163,726)      (75,879)     (205,213)      (186,124)       (48,842)
     Transfers in (out of) subaccounts/fixed
       accounts, net- Note 1                      325,164     (3,057,662)      656,827      (543,687)      (896,502)    (1,144,235)
     Policy fees                                     (763)       (15,191)       (8,575)      (11,468)        (5,554)        (5,323)
                                              ------------ -------------- ------------- -------------  ------------- --------------
NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM CAPITAL TRANSACTIONS           32,229     (5,232,067)     (881,748)   (4,407,738)    (3,712,326)    (2,009,946)
                                              ------------ -------------- ------------- -------------  ------------- --------------
Increase (decrease) in net assets                 580,859     (2,084,810)    2,203,079    (1,459,335)    (2,858,489)       919,231
Net assets at beginning of period               1,154,828     19,487,536    11,393,837     26,614,444    18,043,265      8,335,549
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                   $ 1,735,687  $  17,402,726  $ 13,596,916  $  25,155,109  $ 15,184,776  $   9,254,780
====================================================================================================================================

                                           See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------------------------
                                                 VALLEY FORGE LIFE INSURANCE COMPANY
                                                  VARIABLE ANNUITY SEPARATE ACCOUNT
                                                 STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                       JANUS            JANUS                            JANUS           JANUS
                                                  ASPEN SERIES     ASPEN SERIES         JANUS         ASPEN SERIES     ASPEN SERIES
                                                    WORLDWIDE         CAPITAL       ASPEN SERIES       FLEXIBLE       INTERNATIONAL
FOR THE YEAR ENDED                                   GROWTH        APPRECIATION       BALANCED          INCOME           GROWTH
DECEMBER 31, 2004                                PORTFOLIO (IS)   PORTFOLIO (SS)    PORTFOLIO (SS)   PORTFOLIO (SS)   PORTFOLIO (SS)
------------------------------------------------------------------------------------------------------------------------------------
From operations:
     Net investment income (loss)                 $   (51,576)     $        (5)      $     1,502        $   1,110        $     (276)
     Realized gains (losses)                          756,627                -               233            6,121             2,327
     Realized gain distributions                            -                -                 -              640                 -
     Unrealized gains (losses)                       (388,414)             167            10,267           (6,378)           (2,147)
                                                 -------------     ------------     -------------      -----------      ------------
NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                        316,637              162            12,002            1,493               (96)
                                                 -------------     ------------     -------------      -----------      ------------
From capital transactions:
     Net premiums/deposits                              9,417                -                 -                -                 -
     Death Benefits                                  (374,081)               -                 -                -                 -
     Surrenders                                    (1,534,992)               -           (14,602)          (8,704)           (5,065)
     Withdrawals                                      (16,236)               -                 -                -                 -
     Transfers in (out of) subaccounts/fixed
       accounts, net-  Note 1                      (1,306,371)           1,447            10,400          (79,203)          (48,110)
     Policy fees                                       (6,895)               -               (39)               -                 -
                                                 -------------     ------------     -------------      -----------      ------------
NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM CAPITAL TRANSACTIONS           (3,229,158)           1,447            (4,241)         (87,907)          (53,175)
                                                 -------------     ------------     -------------      -----------      ------------
Increase (decrease) in net assets                  (2,912,521)           1,609             7,761          (86,414)          (53,271)
Net assets at beginning of period                  12,848,144                -           184,874           86,414            53,271
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                       $ 9,935,623      $     1,609       $   192,635        $       0        $        -
====================================================================================================================================


FOR THE YEAR ENDED
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
From operations:
     Net investment income (loss)                 $   (43,159)     $        (7)      $     1,005        $   2,192        $     (115)
     Realized gains (losses)                        1,690,849              (73)           (5,816)             290              (125)
     Realized gain distributions                            -                -                 -                -                 -
     Unrealized gains (losses)                      1,037,137              278            29,551            1,241            16,550
                                                 -------------     ------------     -------------      -----------      ------------
NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                      2,684,827              198            24,740            3,723            16,310
                                                 -------------     ------------     -------------      -----------      ------------
From capital transactions:
     Net premiums/deposits                             20,159                -                 -                -                 -
     Death Benefits                                  (208,122)               -                 -                -                 -
     Surrenders                                    (1,218,646)               -           (24,144)               -                 -
     Withdrawals                                      (67,719)               -               185                -                 -
     Transfers in (out of) subaccounts/fixed
       accounts, net-  Note 1                      (1,227,808)          (1,035)           (6,291)          (1,018)           (3,197)
     Policy fees                                       (8,186)              (3)              (38)              (7)                -
                                                 -------------     ------------     -------------      -----------      ------------
NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM CAPITAL TRANSACTIONS           (2,710,322)          (1,038)          (30,288)          (1,025)           (3,197)
                                                 -------------     ------------     -------------      -----------      ------------
Increase (decrease) in net assets                     (25,495)             (840)          (5,548)           2,698            13,113
Net assets at beginning of period                  12,873,639               840          190,422           83,716            40,158
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                       $12,848,144      $          -      $   184,874        $  86,414        $   53,271
====================================================================================================================================



                                           See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------------------------
                                                 VALLEY FORGE LIFE INSURANCE COMPANY
                                                  VARIABLE ANNUITY SEPARATE ACCOUNT
                                                 STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                JANUS                                      AMERICAN                       TEMPLETON
                                            ASPEN SERIES     ALLIANCE       ALLIANCE      CENTURY VP       AMERICAN      DEVELOPING
                                              WORLDWIDE      PREMIER       GROWTH AND      INCOME &      CENTURY VP        MARKETS
FOR THE YEAR ENDED                             GROWTH         GROWTH         INCOME         GROWTH          VALUE        SECURITIES
DECEMBER 31, 2004                          PORTFOLIO (SS)   PORTFOLIO      PORTFOLIO         FUND           FUND             FUND
------------------------------------------------------------------------------------------------------------------------------------
From operations:
     Net investment income (loss)              $   (10)  $   (77,440)    $  (115,085)    $     4,292    $   (55,997)   $     7,779
     Realized gains (losses)                         3      (395,501)       (306,224)        (16,485)     1,844,510        161,774
     Realized gain distributions                     -             -               -               -        102,414              -
     Unrealized gains (losses)                      71       810,333       1,941,455         327,433       (259,141)       137,581
                                              ---------  ------------   -------------   -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                      64       337,392       1,520,146         315,240      1,631,786        307,134
                                              ---------  ------------   -------------   -------------  -------------  -------------
From capital transactions:
     Net premiums/deposits                           -        22,406          32,872             603         12,424            192
     Death Benefits                                  -       (29,593)       (244,943)       (324,210)      (280,933)        (5,520)
     Surrenders                                      -      (398,767)     (2,473,260)       (385,716)    (1,849,957)      (183,263)
     Withdrawals                                     -           151          (1,526)          1,544            133            (23)
     Transfers in (out of) subaccounts/fixed
       accounts, net-  Note 1                        -        33,004         (97,452)        170,234        691,103        273,952
     Policy fees                                    (3)       (2,243)         (5,707)         (1,032)        (4,505)          (397)
                                              ---------  ------------   -------------   -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM CAPITAL TRANSACTIONS            (3)     (375,042)     (2,790,016)       (538,577)    (1,431,735)        84,941
                                              ---------  ------------   -------------   -------------  -------------  -------------
Increase (decrease) in net assets                   61       (37,650)     (1,269,870)       (223,337)       200,051        392,075
Net assets at beginning of period                2,066     5,527,457      18,164,829       3,245,592     13,799,563      1,238,441
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                    $ 2,127   $ 5,489,807     $16,894,959     $ 3,022,255    $13,999,614    $ 1,630,516
====================================================================================================================================


FOR THE YEAR ENDED
DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
From operations:
     Net investment income (loss)              $    (7)  $   (70,415)    $   (90,822)    $    (1,920)   $   (32,728)   $    (3,064)
     Realized gains (losses)                        26      (882,187)       (915,365)       (201,260)      (471,760)        39,750
     Realized gain distributions                     -             -               -               -              -              -
     Unrealized gains (losses)                     564     1,938,061       5,324,890         890,891      3,242,060        313,574
                                              ---------  ------------   -------------   -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                     583       985,459       4,318,703         687,711      2,737,572        350,260
                                              ---------  ------------   -------------   -------------  -------------  -------------
From capital transactions:
     Net premiums/deposits                           -        46,187          51,131             519         14,500            640
     Death Benefits                                  -       (95,985)       (517,010)        (26,044)      (138,601)       (14,882)
     Surrenders                                      -      (425,766)     (1,826,519)       (332,980)    (1,390,027)       (67,631)
     Withdrawals                                     -       (13,906)       (142,857)         (9,875)       (80,512)       (15,824)
     Transfers in (out of) subaccounts/fixed
       accounts, net-  Note 1                     (210)      333,549         851,622           8,950        152,124        148,487
     Policy fees                                    (4)       (2,561)         (5,797)         (1,007)        (4,786)          (303)
                                              ---------  ------------   -------------   -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM CAPITAL TRANSACTIONS          (214)     (158,482)     (1,589,430)       (360,437)    (1,447,302)        50,487
                                              ---------  ------------   -------------   -------------  -------------  -------------
Increase (decrease) in net assets                  369       826,977       2,729,273         327,274      1,290,270        400,747
Net assets at beginning of period                1,697     4,700,480      15,435,556       2,918,318     12,509,293        837,694
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                    $ 2,066   $ 5,527,457     $18,164,829     $ 3,245,592    $13,799,563    $ 1,238,441
===================================================================================================================================

                                           See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------------------------
                                                 VALLEY FORGE LIFE INSURANCE COMPANY
                                                  VARIABLE ANNUITY SEPARATE ACCOUNT
                                                 STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             VAN
                                                     TEMPLETON                                              VAN            KAMPEN
                                                      GLOBAL           LAZARD            LAZARD           KAMPEN          EMERGING
                                                       ASSET         RETIREMENT        RETIREMENT       NTERNATIONAL       MARKETS
FOR THE YEAR ENDED                                  ALLOCATION         EQUITY           SMALL CAP         MAGNUM           EQUITY
DECEMBER 31, 2004                                      FUND           PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
From operations:
     Net investment income (loss)                 $    35,131      $   (13,526)      $   (98,386)       $  12,829        $  (3,378)
     Realized gains (losses)                          101,656            8,538           306,384           61,629           64,994
     Realized gain distributions                            -                -                 -                -                -
     Unrealized gains (losses)                        154,660          168,664           637,177           48,069           31,361
                                                 -------------    -------------     -------------      -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                        291,447          163,676           845,175          122,527           92,977
                                                 -------------    -------------     -------------      -----------      -----------
From capital transactions:
     Net premiums/deposits                                929                -            13,624            1,475                -
     Death Benefits                                    (5,235)          (8,602)          (74,278)          (9,703)         (15,225)
     Surrenders                                      (405,774)        (227,733)         (709,730)        (146,986)         (81,164)
     Withdrawals                                           14              158                 7              (94)            (790)
     Transfers in (out of) subaccounts/fixed
       accounts, net-  Note 1                         453,279           54,152           414,367          (59,328)          59,527
     Policy fees                                         (495)            (215)           (2,273)            (164)            (226)
                                                 -------------    -------------     -------------      -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM CAPITAL TRANSACTIONS               42,718         (182,240)         (358,283)        (214,800)         (37,878)
                                                 -------------    -------------     -------------      -----------      -----------
Increase (decrease) in net assets                     334,165          (18,564)          486,892          (92,273)          55,099
Net assets at beginning of period                   2,083,693        1,746,988         6,700,025          931,522          476,834
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                       $ 2,417,858      $ 1,728,424       $ 7,186,917        $ 839,249        $ 531,933
===================================================================================================================================


FOR THE YEAR ENDED
DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
From operations:
     Net investment income (loss)                 $    15,377      $   (11,169)      $   (75,917)       $ (10,225)       $  (5,119)
     Realized gains (losses)                          (71,446)         (42,736)          (89,852)          64,509           44,974
     Realized gain distributions                            -                -                 -                -                -
     Unrealized gains (losses)                        485,420          365,181         1,831,830          145,866          116,306
                                                 -------------    -------------     -------------      -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                        429,351          311,276         1,666,061          200,150          156,161
                                                 -------------    -------------     -------------      -----------      -----------
From capital transactions:
     Net premiums/deposits                              2,696               20            29,074            1,250              758
     Death Benefits                                         -             (821)          (94,184)               -             (891)
     Surrenders                                      (119,682)        (166,002)         (480,355)         (92,920)         (41,448)
     Withdrawals                                      (21,908)         (19,392)          (44,101)          (7,959)          (1,255)
     Transfers in (out of) subaccounts/fixed
       accounts, net-  Note 1                         409,633          138,762           541,945           18,272           54,490
     Policy fees                                         (389)            (230)           (2,173)            (267)            (186)
                                                 -------------    -------------     -------------      -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM CAPITAL TRANSACTIONS              270,350          (47,663)          (49,794)         (81,624)          11,468
                                                 -------------    -------------     -------------      -----------      -----------
Increase (decrease) in net assets                     699,701          263,613         1,616,267          118,526          167,629
Net assets at beginning of period                   1,383,992        1,483,375         5,083,758          812,996          309,205
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                       $ 2,083,693      $ 1,746,988       $ 6,700,025        $ 931,522        $ 476,834
===================================================================================================================================



                                           See accompanying Notes to Financial Statements.

                       VALLEY FORGE LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2004

NOTE 1.  ORGANIZATION:

Valley Forge Life Insurance Company Variable Annuity Separate Account ("Variable Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a separate account of Valley Forge Life Insurance Company ("VFL"). The Variable Account began operations on February 3, 1997. VFL, an Indiana domiciled insurance company, is a wholly owned subsidiary of Swiss Re Life & Health America Inc. ("SRL&H"), which is a wholly owned subsidiary of Swiss Re Life & Health America Holding Company ("Swiss Re Holding"), whose ultimate controlling entity is Swiss Reinsurance Company of Zurich, Switzerland.

Effective July 1, 2002, the Company entered into an agreement, whereby The Phoenix Companies, Inc. ("Phoenix") acquired the variable life and annuity business of VFL through a coinsurance arrangement, with modified coinsurance on the separate accounts.

On February 5, 2004, SRL&H announced the acquisition of CNA Financial Corporation's ("CNA") individual life insurance and annuity business, including VFL. This acquisition included the assumption of the coinsurance and modified coinsurance arrangement with Phoenix.

Effective December 29, 2004, VFL redomesticated to the State of Indiana from the State of Pennsylvania.

VFL sells life insurance products, including the Capital Select Variable Annuity Contract, the Capital Select Plus Variable Annuity Contract and the Capital AAdvantage Variable Annuity Contract (collectively, the "Contracts"). Under the terms of the Contracts, contractholders select where the net purchase payments of the Contracts are invested. The contractholder may choose to invest in either the Variable Account, Fixed Account I or Fixed Account II (collectively, the "Fixed Accounts") or both the Variable Account and the Fixed Accounts.

The Variable Account currently offers 40 subaccounts each of which invests in shares of corresponding funds ("Funds"), in which the contractholders bear all of the investment risk. Each Fund is either an open-end diversified management investment company or a separate investment portfolio of such a company and is managed by an investment advisor ("Investment Advisor") which is registered with the Securities and Exchange Commission. The Investment Advisors and subaccounts are as follows:

INVESTMENT ADVISOR:
--------------------------------------------------------------------------------
   FUND/SUBACCOUNT
--------------------------------------------------------------------------------

FEDERATED INVESTMENT MANAGEMENT COMPANY:

   Federated Prime Money Fund II
   Federated Capital Income Fund II
   Federated High Income Bond Fund II

FIDELITY MANAGEMENT & RESEARCH COMPANY:

   Fidelity VIP Equity-Income Portfolio
   Fidelity VIP Asset Manager Portfolio
   Fidelity VIP Index 500 Portfolio
   Fidelity VIP Contrafund Portfolio

ARNHOLD AND S. BLEICHROEDER ADVISERS LLC.:
   First Eagle Overseas Variable Fund


INVESTMENT ADVISOR:
     FUND/SUBACCOUNT
--------------------------------------------------------------------------------

FRED ALGER MANAGEMENT, INC.:

   Alger American Small Capitalization Portfolio
   Alger American Growth Portfolio
   Alger American MidCap Growth Portfolio
   Alger American Leveraged AllCap Portfolio

JANUS CAPITAL MANAGEMENT LLC: *
   Janus Aspen Series Capital Appreciation Portfolio
   Janus Aspen Series Growth Portfolio
   Janus Aspen Series Balanced Portfolio
   Janus Aspen Series Flexible Income Portfolio
   Janus Aspen Series International Growth Portfolio
   Janus Aspen Series Worldwide Growth Portfolio

ALLIANCE CAPITAL MANAGEMENT, L.P.:
   Alliance Premier Growth Portfolio
   Alliance Growth and Income Portfolio

                       VALLEY FORGE LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2004


INVESTMENT ADVISOR:
    FUND/SUBACCOUNT
--------------------------------------------------------------------------------

MASSACHUSETTS FINANCIAL SERVICES COMPANY:
     MFS Emerging Growth Series
     MFS Research Series
     MFS Investors Trust  Series
     MFS Total Return Series

VAN ECK ASSOCIATES CORPORATION:
   Van Eck Worldwide Hard Assets Fund
   Van Eck Worldwide Emerging Markets Fund






INVESTMENT ADVISOR:
    FUND/SUBACCOUNT
--------------------------------------------------------------------------------

TEMPLETON ASSET MANAGEMENT, LTD.:
     Templeton Developing Markets Securities Fund

TEMPLETON INVESTMENT COUNSEL, LLC.:
    Templeton Global Asset Allocation Fund

LAZARD ASSET MANAGEMENT LLC:
    Lazard Retirement Equity Portfolio
    Lazard Retirement Small Cap Portfolio

VAN KAMPEN:
    Van Kampen International Magnum Portfolio
    Van Kampen Emerging Markets Equity Portfolio

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC:
   American Century VP Income & Growth Fund
   American Century VP Value Fund


* The Janus Aspen Series includes both institutional shares (IS) and service shares (SS).

      The Fixed Account I is part of the General Account that offers a guaranteed fixed interest rate. The Fixed Account II, which is segregated from the General Account, offers various interest rates and time periods. The Fixed Accounts have not been registered under the Securities Act of 1933 nor have the Fixed Accounts been registered as an investment company under the Investment Company Act of 1940. The accompanying financial statements do not reflect amounts invested in the Fixed Accounts.

      The assets of the Variable Account are segregated from VFL's general account and other separate accounts. The contractholder (before the maturity date, while the contractholder is still living or the policy is in force), may transfer all or part of any subaccount value to another subaccount(s) or to the Fixed Accounts, or transfer all or part of amounts in the Fixed Accounts to any subaccount(s).

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      VALUATION OF INVESTMENTS--Investments in the Variable Account consist of shares of the Funds and are stated at fair value based on the reported net asset values of the funds, which value their investment securities at fair value. Changes in the difference between fair value and cost are reflected as net unrealized gains (losses) in the accompanying financial statements.

      INVESTMENT INCOME-- Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

      REALIZED INVESTMENT GAINS AND LOSSES--Realized investment gains and losses represent the difference between the proceeds from sales of Fund shares held by the Variable Account and the cost of such shares, which are determined using the first-in first-out cost method. Transactions are recorded on a trade date basis.

      FEDERAL INCOME TAXES--Net investment income and realized gains and losses on investments of the Variable Account are taxable to contractholders generally upon distribution. Accordingly, no provision for income taxes has been recorded in the accompanying financial statements. VFL will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

      DIVERSIFICATION REQUIREMENTS --Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract will not be treated as an annuity contract under Section 72 of the Code for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. VFL believes, based on the prospectuses of each of the Funds in which the Variable Account participates, that the Variable Account is in compliance with the diversification requirements of the Code.

      USE OF ESTIMATES--The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

                       VALLEY FORGE LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2004


NOTE 3. PURCHASES AND SALES OF INVESTMENTS

      The cost of purchases and proceeds from sales of investments for the period ended December 31, 2004, were as follows:

                                                                            Purchases                   Sales
                                                                          --------------           ----------------

Federated Prime Money Fund II                                             $ 14,548,412              $ 21,228,324
Federated Capital Income Fund II                                               214,623                   737,711
Federated High Income Bond Fund II                                           1,648,550                 2,514,223
Fidelity VIP Equity-Income Portfolio                                         5,312,377                 8,414,720
Fidelity VIP Asset Manager Portfolio                                           999,110                 1,467,139
Fidelity VIP Index 500 Portfolio                                             6,756,358                15,416,281
Fidelity VIP Contrafund Portfolio                                            1,696,227                 4,271,987
Alger American Small Capitalization Portfolio                                  401,910                 1,614,226
Alger American Growth Portfolio                                                165,577                 5,209,380
Alger American MidCap Growth Portfolio                                       1,246,303                 5,520,889
Alger American Leveraged AllCap Portfolio                                      137,315                   929,199
MFS Emerging Growth Series                                                     186,018                 2,663,166
MFS Research Series                                                            227,856                 1,006,212
MFS Investors Trust Series                                                     279,891                 2,515,156
MFS Total Return Series                                                      1,664,706                 4,833,153
First Eagle Overseas Variable Fund                                           2,586,488                 2,854,260
Van Eck Worldwide Hard Assets Fund                                             763,691                   734,761
Van Eck Worldwide Emerging Markets Fund                                        301,548                   785,966
Janus Aspen Series Capital Appreciation Portfolio (IS)                         522,912                 4,288,178
Janus Aspen Series Growth Portfolio (IS)                                     4,608,470                 7,494,332
Janus Aspen Series Balanced Portfolio (IS)                                   1,089,171                 6,467,717
Janus Aspen Series Flexible Income Portfolio (IS)                            1,399,960                 4,214,867
Janus Aspen Series International Growth Portfolio (IS)                       7,599,607                 9,536,002
Janus Aspen Series Worldwide Growth Portfolio (IS)                           9,157,153                12,437,886
Janus Aspen Series Capital Appreciation Portfolio (SS)                           1,442                         -
Janus Aspen Series Balanced Portfolio (SS)                                      14,508                    17,248
Janus Aspen Series Flexible Income Portfolio (SS)                                    -                    86,064
Janus Aspen Series International Growth Portfolio (SS)                               -                    53,444
Janus Aspen Series Worldwide Growth Portfolio (SS)                                  18                        31
Alliance Premier Growth Portfolio                                              586,075                 1,038,559
Alliance Growth and Income Portfolio                                           729,214                 3,634,319
American Century VP Income & Growth Fund                                       497,086                 1,031,372
American Century VP Value Fund                                               5,571,859                 6,957,177
Templeton Developing Markets Securities Fund                                   578,859                   486,139
Templeton Global Asset Allocation Fund                                         732,580                   654,731
Lazard Retirement Equity Portfolio                                             139,733                   335,499
Lazard Retirement Small Cap Portfolio                                        1,108,347                 1,565,018
Van Kampen International Magnum Portfolio                                      121,654                   323,625
Van Kampen Emerging Markets Equity Portfolio                                   201,262                   242,518

                       VALLEY FORGE LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2004


NOTE 4. CHARGES AND DEDUCTIONS

      VFL deducts a daily charge from the assets of the Variable Account as compensation for mortality and expense risks that it assumes under the Contracts. The daily charge is equal to an annual rate of approximately 1.25% of the net assets of the subaccount.

      An annual administration fee of $30 is also deducted from the subaccounts on each Contract if the Contract value is below $50,000. This fee is to reimburse VFL for a portion of the administrative expenses related to such Contracts. Where the fee is deducted from subaccount values, VFL will cancel an appropriate number of accumulation units.

      VFL deducts a daily administration charge from the assets of the subaccounts on each Contract as compensation for a portion of the expenses incurred in administering the contracts. The daily charge is equal to an annual rate of 0.15% of the net assets of the subaccounts.

      VFL permits 12 free transfers among and between the subaccounts within the Variable Account (four of which can be from the Fixed Account) per contract year without an assessment of a fee. For each additional transfer, VFL charges $25 at the time each such transfer is processed. The fee is deducted from the amount being transferred.

      If amounts equal to the purchase payments are withdrawn or if annuity payments are elected to be received before the passage of five full calendar years for the Capital Select Variable Annuity Contract or seven full years for the Capital Select Plus Variable Annuity Contract and the Capital Aadvantage Variable Annuity Contract from the date of receipt of the purchase payments, a surrender charge is assessed. This surrender charge is assessed by and payable to VFL from the amount withdrawn or surrendered and ranges from 4% to 7% during the first five full calendar years that have elapsed at the time the purchase payments are either withdrawn or surrendered, and 0% after the sixth full year.

NOTE 5. CHANGES IN UNITS OUTSTANDING

      The changes in units outstanding for the periods ended December 31, 2004 and 2003, were as follows:

                                                                     2004                                   2003
                                                     -----------------------------------    ------------------------------------
                                                                                   Net                                   Net
                                                        Units        Units      Increase      Units        Units      Increase
                                                       Issued*     Redeemed*   (Decrease)*   Issued      Redeemed    (Decrease)
                                                     -----------------------------------    ------------------------------------

Federated Prime Money Fund II                           197,130      776,857    (579,727)        3,113    830,753     (827,640)
Federated Capital Income Fund II                            493       62,293     (61,800)        9,352     66,059      (56,707)
Federated High Income Bond Fund II                          786      109,084    (108,299)          772    356,467     (355,695)
Fidelity VIP Equity-Income Portfolio                     11,523      206,552    (195,030)       12,066    156,815     (144,749)
Fidelity VIP Asset Manager Portfolio                     38,322       77,508     (39,186)        4,941     83,253      (78,312)
Fideity VIP Index 500 Portfolio                           2,166      554,065    (551,899)        8,567    416,393     (407,826)
Fidelity VIP Contrafund Portfolio                        65,671      187,938    (122,267)        4,141    205,706     (201,565)
Alger American Small Capitalization Portfolio             2,095      120,991    (118,896)       24,601     94,173      (69,572)
Alger American Growth Portfolio                           1,448      310,053    (308,605)        3,845    222,614     (218,769)
Alger American MidCap Growth Portfolio                   19,610      217,537    (197,926)      199,700    163,205       36,495
Alger American Leveraged AllCap Portfolio                 1,027      140,015    (138,988)       40,867     71,780      (30,913)
MFS Emerging Growth Series                                2,076      190,532    (188,455)        5,695    292,938     (287,243)
MFS Research Series                                         237       60,768     (60,531)        2,192     46,222      (44,030)
MFS Investors Trust  Series                                 545      169,608    (169,063)          745    111,707     (110,962)
MFS Total Return Series                                  46,756      235,057    (188,302)       54,885    179,552     (124,667)
First Eagle Overseas Variable Fund                       55,318       81,565     (26,246)       52,845     93,981      (41,136)
Van Eck Worldwide Hard Assets Fund                       22,332       19,219       3,114        25,553     23,939        1,614
Van Eck Worldwide Emerging Markets Fund                     705       51,749     (51,044)       40,267     42,411       (2,144)
Janus Aspen Series Capital Appreciation Portfolio (IS)    2,697      397,746    (395,049)        6,057    667,054     (660,997)

                       VALLEY FORGE LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2004


Continued:                                                           2004                                   2003
                                                     -----------------------------------     ------------------------------------
                                                                                   Net                                    Net
                                                        Units        Units      Increase       Units        Units      Increase
                                                       Issued*     Redeemed*   (Decrease)*    Issued*     Redeemed*   (Decrease)*
                                                     -----------------------------------     ------------------------------------

Janus Aspen Series Growth Portfolio (IS)                  1,559      378,705    (377,145)         79,536    241,624    (162,088)
Janus Aspen Series Balanced Portfolio (IS)                2,179      504,570    (502,392)          7,264    444,645    (437,381)
Janus Aspen Series Flexible Income Portfolio (IS)         2,691      267,364    (264,673)          6,867    295,348    (288,481)
Janus Aspen Series International Growth Portfolio (IS)    1,753      174,548    (172,796)          3,604    189,752    (186,148)
Janus Aspen Series Worldwide Growth Portfolio (IS)        1,147      392,190    (391,044)          2,879    352,586    (349,707)
Janus Aspen Series Capital Appreciation Portfolio (SS)      158            -         158               -        113        (113)
Janus Aspen Series Balanced Portfolio (SS)                1,035        1,478        (443)              -      2,845      (2,845)
Janus Aspen Series Flexible Income Portfolio (SS)             -        7,394      (7,394)              -        109        (109)
Janus Aspen Series International Growth Portfolio (SS)        -        6,086      (6,086)              -          -           -
Janus Aspen Series Worldwide Growth Portfolio (SS)            -            -           -               -          1          (1)
Alliance Premier Growth Portfolio                         7,194       73,665     (66,471)         68,864    101,439     (32,575)
Alliance Growth and Income Portfolio                      2,650      227,353    (224,704)         73,847    232,976    (159,129)
American Century VP Income & Growth Fund                 18,948       79,182     (60,234)             72     53,951     (53,879)
American Century VP Value Fund                           39,759      122,600     (82,841)          1,043    127,460    (126,417)
Templeton Developing Markets Securities Fund             27,339       18,381       8,958          10,257     12,842      (2,585)
Templeton Global Asset Allocation Fund                   40,603       37,368       3,236          41,425     15,586      25,839
Lazard Retirement Equity Portfolio                        4,953       22,422     (17,469)         14,352     20,883      (6,531)
Lazard Retirement Small Cap Portfolio                    26,325       49,507     (23,182)         37,322     48,964     (11,642)
Van Kampen International Magnum Portfolio                   191       27,502     (27,311)          4,532     16,428     (11,896)
Van Kampen Emerging Markets Equity Portfolio              7,798       13,233      (5,435)         11,410      8,525       2,885

* Units issued and redeemed are presented net of transfers


NOTE 6.  FINANCIAL HIGHLIGHTS

      A summary of unit values and number of outstanding units for 2004 and net assets for prior periods for the variable annuity contracts, the investment income ratio, expense ratio, and total return, excluding expenses of the underlying Funds, for the periods ended December 31, 2004, 2003, 2002 and 2001 follows. Unit Values are rounded to two decimal places.



                                                                                   Investment
                                                          Unit        Number         Income           Expense           Total
December 31, 2004                                         Value      of Units        Ratio*           Ratio**          Return***
-----------------                                      ----------    --------      ----------         --------         ---------

Federated Prime Money Fund II                            $ 11.30     1,287,021          0.78%            1.40%            -0.60%
Federated Capital Income Fund II                           10.88       292,307          4.65%            1.40%             8.38%
Federated High Income Bond Fund II                         13.91       654,597          7.34%            1.40%             8.91%
Fidelity VIP Equity-Income Portfolio                       17.69       979,057          1.56%            1.40%             9.97%
Fidelity VIP Asset Manager Portfolio                       14.89       478,445          2.68%            1.40%             3.99%
Fidelity VIP Index 500 Portfolio                           16.93     1,850,952          1.40%            1.40%             9.06%
Fidelity VIP Contrafund Portfolio                          20.84     1,068,368          0.35%            1.40%            13.86%
Alger American Small Capitalization Portfolio              10.50       672,630          n/a              1.40%            14.94%
Alger American Growth Portfolio                            16.35     1,123,412          n/a              1.40%             4.02%
Alger American MidCap Growth Portfolio                     21.89     1,199,785          n/a              1.40%            11.46%
Alger American Levereged AllCap Portfolio                   5.80       470,800          n/a              1.40%             6.67%
MFS Emerging Growth Series                                 13.45       861,044          n/a              1.40%            11.38%
MFS Research Series                                        13.89       383,752          1.09%            1.40%            14.23%
MFS Investors Trust  Series                                14.23       349,484          0.64%            1.40%             9.79%
MFS Total Return Series                                    18.48     1,001,764          1.71%            1.40%             9.76%
First Eagle Overseas Variable Fund                         33.15       480,978          2.38%            1.40%            25.66%
Van Eck Worldwide Hard Assets Fund                         13.29        91,446          0.36%            1.40%            22.24%
Van Eck Worldwide Emerging Markets Fund                    11.62       134,346          0.63%            1.40%            24.13%
Janus Aspen Series Capital Appreciation Portfolio (IS)     10.15     1,603,183          0.24%            1.40%            16.57%

                       VALLEY FORGE LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2004


Continued:
                                                                                  Investment
                                                          Unit        Number        Income            Expense            Total
December 31, 2004                                         Value      of Units       Ratio*            Ratio**          Return***
-----------------                                      ----------    --------     -----------        ---------         ---------

Janus Aspen Series Growth Portfolio (IS)                    7.64     1,457,147        0.14%            1.40%             3.05%
Janus Aspen Series Balanced Portfolio (IS)                 11.68     1,802,273        2.11%            1.40%             7.01%
Janus Aspen Series Flexible Income Portfolio (IS)          13.30       905,417        5.49%            1.40%             2.51%
Janus Aspen Series International Growth Portfolio (IS)     11.56       766,506        0.87%            1.40%            17.28%
Janus Aspen Series Worldwide Growth Portfolio (IS)          8.54     1,163,678        0.94%            1.40%             3.31%
Janus Aspen Series Capital Appreciation Portfolio (SS)     10.22           158        0.00%            1.40%            16.31%
Janus Aspen Series Balanced Portfolio (SS)                 10.75        17,911        2.22%            1.40%             6.78%
Janus Aspen Series Flexible Income Portfolio (SS)          11.95            -         3.25%            1.40%             2.25%
Janus Aspen Series International Growth Portfolio (SS)     10.24            -         0.69%            1.40%            17.02%
Janus Aspen Series Worldwide Growth Portfolio (SS)(a)       8.19           260        0.94%            1.40%             3.06%
Alliance Premier Growth Portfolio                           6.24       879,352        0.00%            1.40%             6.83%
Alliance Growth and Income Portfolio                       13.46     1,254,935        0.75%            1.40%             9.66%
American Century VP Income & Growth Fund                    9.86       306,659        1.56%            1.40%            11.41%
American Century VP Value Fund                             18.79       745,139        0.99%            1.40%            12.73%
Templeton Developing Markets Securities Fund               12.02       135,643        1.95%            1.40%            22.96%
Templeton Global Asset Allocation Fund                     12.49       193,509        2.97%            1.40%            14.10%
Lazard Retirement Equity Portfolio                         11.29       153,101        0.61%            1.40%            10.23%
Lazard Retirement Small Cap Portfolio                      17.37       413,705        0.00%            1.40%            13.28%
Van Kampen International Magnum Portfolio                   8.75        95,935        2.89%            1.40%            15.74%
Van Kampen Emerging Markets Equity Portfolio                8.63        61,653        0.71%            1.40%            21.39%


                                                          Unit                      Income            Expense           Total
December 31, 2003                                         Value       (000s)         Ratio*           Ratio**          Return***
-----------------                                      ----------    --------      --------          --------          ---------

Federated Prime Money Fund II                            $ 11.37    $ 21,228          0.71%            1.40%            -0.73%
Federated Capital Income Fund II                           10.04       3,555          6.59%            1.40%            18.99%
Federated High Income Bond Fund II                         12.77       9,743          8.12%            1.40%            20.51%
Fidelity VIP Equity-Income Portfolio                       16.08      18,884          1.73%            1.40%            28.51%
Fidelity VIP Asset Manager Portfolio                       14.32       7,410          3.68%            1.40%            16.33%
Fidelity VIP Index 500 Portfolio                           15.53      37,308          1.50%            1.40%            26.62%
Fidelity VIP Contrafund Portfolio                          18.30      21,793          0.48%            1.40%            26.67%
Alger American Small Capitalization Portfolio               9.14       7,231          n/a              1.40%            40.36%
Alger American Growth Portfolio                            15.71      22,502          n/a              1.40%            33.27%
Alger American MidCap Growth Portfolio                     19.64      27,448          n/a              1.40%            45.73%
Alger American Leveraged AllCap Portfolio                   5.44       3,316          n/a              1.40%            32.84%
MFS Emerging Growth Series                                 12.07      12,670          n/a              1.40%            28.41%
MFS Research Series                                        12.16       5,401          0.68%            1.40%            22.96%
MFS Investors Trust  Series                                12.96       6,722          0.67%            1.40%            20.44%
MFS Total Return Series                                    16.83      20,034          1.77%            1.40%            14.70%
First Eagle Overseas Variable Fund                         26.38      13,381          0.04%            1.40%            48.97%
Van Eck Worldwide Hard Assets Fund                         10.87         960          0.48%            1.40%            43.05%
Van Eck Worldwide Emerging Markets Fund                     9.36       1,736          0.11%            1.40%            52.04%
Janus Aspen Series Capital Appreciation Portfolio (IS)      8.71      17,403          0.47%            1.40%            18.85%
Janus Aspen Series Growth Portfolio (IS)                    7.41      13,597          0.09%            1.40%            29.89%

                       VALLEY FORGE LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2004


Continued:                                                   Net Assets
                                                       ----------------------      Investment
                                                          Unit                       Income          Expense            Total
December 31, 2003                                         Value       (000s)          Ratio*         Ratio**           Return***
-----------------                                      ----------    --------      ------------      --------          ---------

Janus Aspen Series Balanced Portfolio (IS)                 10.92      25,155          2.18%            1.40%            12.46%
Janus Aspen Series Flexible Income Portfolio (IS)          12.98      15,185          4.40%            1.40%             4.91%
Janus Aspen Series International Growth Portfolio (IS)      9.85       9,255          1.17%            1.40%            33.03%
Janus Aspen Series Worldwide Growth Portfolio (IS)          8.26      12,848          1.06%            1.40%            22.26%
Janus Aspen Series Capital Appreciation Portfolio (SS)      8.78           -          0.22%            1.40%            18.55%
Janus Aspen Series Balanced Portfolio (SS)                 10.07         185          1.79%            1.40%            12.13%
Janus Aspen Series Flexible Income Portfolio (SS)          11.69          86          3.77%            1.40%             4.74%
Janus Aspen Series International Growth Portfolio (SS)      8.75          53          0.98%            1.40%            32.65%
Janus Aspen Series Worldwide Growth Portfolio (SS)          7.95           2          0.91%            1.40%            21.95%
Alliance Premier Growth Portfolio                           5.84       5,527          n/a              1.40%            21.64%
Alliance Growth and Income Portfolio                       12.28      18,165          0.85%            1.40%            30.34%
American Century VP Income & Growth Fund                    8.85       3,246          1.34%            1.40%            27.55%
American Century VP Value Fund                             16.67      13,800          1.13%            1.40%            27.16%
Templeton Developing Markets Securities Fund                9.78       1,238          1.03%            1.40%            50.86%
Templeton Global Asset Allocation Fund                     10.95       2,084          2.40%            1.40%            30.11%
Lazard Retirement Equity Portfolio                         10.24       1,747          0.68%            1.40%            22.28%
Lazard Retirement Small Cap Portfolio                      15.34       6,700          n/a              1.40%            35.30%
Van Kampen International Magnum Portfolio                   7.56         932          0.13%            1.40%            25.64%
Van Kampen Emerging Markets Equity Portfolio                7.11         477          n/a              1.40%            47.58%

December 31, 2002
-----------------
Federated Prime Money Fund II                            $ 11.45    $ 30,864          1.40%            1.40%            -0.02%
Federated Capital Income Fund II                            8.44       3,467          5.87%            1.40%           -25.01%
Federated High Income Bond Fund II                         10.60      11,855          9.51%            1.40%            -0.03%
Fidelity VIP Equity-Income Portfolio                       12.52      16,506          1.73%            1.40%           -18.11%
Fidelity VIP Asset Manager Portfolio                       12.31       7,334          4.24%            1.40%           -10.00%
Fidelity VIP Index 500 Portfolio                           12.26      34,468          1.39%            1.40%           -23.34%
Fidelity VIP Contrafund Portfolio                          14.45      20,118          0.89%            1.40%           -10.62%
Alger American Small Capitalization Portfolio               6.51       5,605          n/a              1.40%           -27.26%
Alger American Growth Portfolio                            11.79      19,465          0.04%            1.40%           -33.93%
Alger American MidCap Growth Portfolio                     13.48      18,343          n/a              1.40%           -30.53%
Alger American Leveraged AllCap Portfolio                   4.09       2,623          0.01%            1.40%           -34.84%
MFS Emerging Growth Series                                  9.40      12,568          n/a              1.40%           -34.69%
MFS Research Series                                         9.89       4,828          0.34%            1.40%           -25.59%
MFS Investors Trust  Series                                10.76       6,775          0.56%            1.40%           -22.07%
MFS Total Return Series                                    14.68      19,297          1.86%            1.40%            -6.49%
First Eagle Overseas Variable Fund                         17.71       9,711          0.26%            1.40%            14.11%
Van Eck Worldwide Hard Assets Fund                          7.60         659          0.78%            1.40%            -4.21%
Van Eck Worldwide Emerging Markets Fund                     6.16       1,155          0.19%            1.40%            -4.26%
Janus Aspen Series Capital Appreciation Portfolio (IS)      7.33      19,488          0.56%            1.40%           -16.85%
Janus Aspen Series Growth Portfolio (IS)                    5.71      11,394          n/a              1.40%           -27.54%
Janus Aspen Series Balanced Portfolio (IS)                  9.71      26,614          2.36%            1.40%            -7.75%
Janus Aspen Series Flexible Income Portfolio (IS)          12.37      18,043          4.83%            1.40%             8.93%
Janus Aspen Series International Growth Portfolio (IS)      7.41       8,336          0.81%            1.40%           -26.63%
Janus Aspen Series Worldwide Growth Portfolio (IS)          6.76      12,874          0.82%            1.40%           -26.54%
Janus Aspen Series Capital Appreciation Portfolio (SS)      7.41           1          0.33%            1.40%           -17.10%
Janus Aspen Series Balanced Portfolio (SS)                  8.98         190          2.27%            1.40%            -7.98%
Janus Aspen Series Flexible Income Portfolio (SS)          11.16          84          3.52%            1.40%             8.62%
Janus Aspen Series International Growth Portfolio (SS)      6.60          40          0.78%            1.40%           -26.80%
Janus Aspen Series Worldwide Growth Portfolio (SS)          6.52           2          0.58%            1.40%           -26.75%
Alliance Premier Growth Portfolio                           4.80       4,700          n/a              1.40%           -31.81%
Alliance Growth and Income Portfolio                        9.42      15,436          0.56%            1.40%           -23.35%

                       VALLEY FORGE LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2004


Continued:                                                   Net Assets
                                                       ----------------------      Investment
                                                           Unit                      Income          Expense        Total
December 31, 2002                                         Value       (000s)         Ratio*           Ratio**       Return***
-----------------                                      ----------    --------      ----------        --------       ---------

American Century VP Income & Growth Fund                    6.94       2,918          1.10%            1.40%           -20.50%
American Century VP Value Fund                             13.11      12,509          0.87%            1.40%           -13.84%
Templeton Developing Markets Securities Fund                6.48         838          1.48%            1.40%            -1.54%
Templeton Global Asset Allocation Fund                      8.42       1,384          1.89%            1.40%            -5.73%
Lazard Retirement Equity Portfolio                          8.38       1,483          0.07%            1.40%           -17.42%
Lazard Retirement Small Cap Portfolio                      11.33       5,084          n/a              1.40%           -18.83%
Van Kampen International Magnum Portfolio                   6.02         813          0.90%            1.40%           -17.98%
Van Kampen Emerging Markets Equity Portfolio                4.82         309          n/a              1.40%           -10.17%



December 31, 2001
-----------------
Federated Prime Money Fund II                            $ 11.46    $ 39,499          3.53%            1.40%             1.10%
Federated Utility Fund II                                  11.25       6,318          3.30%            1.40%           -14.93%
Federated High Income Bond Fund II                         10.60       9,824          9.32%            1.40%            -0.04%
Fidelity Equity-Income Portfolio                           15.28      21,971          1.35%            1.40%            -6.29%
Fidelity Asset Manager Portfolio                           13.67       9,715          3.89%            1.40%            -5.44%
Fidelity Index 500 Portfolio                               16.00      54,124          1.09%            1.40%           -13.34%
Fidelity Contrafund Portfolio                              16.17      26,570          0.84%            1.40%           -13.48%
Alger American Small Capitalization Portfolio               8.95       9,274          0.05%            1.40%           -30.51%
Alger American Growth Portfolio                            17.85      35,922          0.24%            1.40%           -13.06%
Alger American MidCap Growth Portfolio                     19.40      34,915          n/a              1.40%            -7.84%
Alger American Levereged AllCap Portfolio                   6.28       4,404          n/a              1.40%           -17.11%
MFS Emerging Growth Series                                 14.40      22,984          n/a              1.40%           -34.42%
MFS Research Series                                        13.29      10,415          0.01%            1.40%           -22.36%
MFS Investors Trust Series                                 13.81      10,538          0.51%            1.40%           -17.14%
MSF Limited Maturity Series                                    0           0             0%               0%                0%
MFS Total Return Series                                    15.70      21,247          1.73%            1.40%            -1.16%
First Eagle SoGen Overseas Variable Fund                   15.52       8,555          5.31%            1.40%             5.95%
Van Eck Worldwide Hard Assets Fund                          7.93         749          0.97%            1.40%           -11.71%
Van Eck Worldwide Emerging Markets Fund                     6.43       1,407          n/a              1.40%            -3.19%
Janus Aspen Series Capital Appreciation Portfolio (IS)      8.81      28,954          1.28%            1.40%           -22.78%
Janus Aspen Series Growth Portfolio (IS)                    7.88      20,658          0.07%            1.40%           -25.79%
Janus Aspen Series Balanced Portfolio (IS)                 10.52      32,633          2.88%            1.40%            -6.01%
Janus Aspen Series Flexible Income Portfolio (IS)          11.36      12,307          7.04%            1.40%             6.22%
Janus Aspen Series International Growth Portfolio (IS)     10.09      13,449          1.03%            1.40%           -24.32%
Janus Aspen Series Worldwide Growth Portfolio (IS)          9.20      21,615          0.49%            1.40%           -23.53%
Janus Aspen Series Capital Appreciation Portfolio (SS)(a)   8.94           1          0.20%            1.40%            -9.59%
Janus Aspen Series Growth Portfolio                            0           0             0%               0%                0%
Janus Aspen Series Balanced Portfolio (SS)(a)               9.76          51          1.15%            1.40%            -2.06%
Janus Aspen Series Flexible Income Portfolio (SS)(a)       10.27           1          2.40%            1.40%             3.16%
Janus Aspen Series International Growth Portfolio (SS)(a)   9.01           3          0.17%            1.40%            -9.30%
Janus Aspen Series Worldwide Growth Portfolio (SS)(a)       8.90           2          0.09%            1.40%           -10.35%
Alliance Premier Growth Portfolio                           7.05       7,626          0.40%            1.40%           -18.56%
Alliance Growth and Income Portfolio                       12.29      20,959          0.51%            1.40%            -1.26%
American Century VP Income & Growth Fund                    8.72       3,642          0.62%            1.40%            -9.64%
American Century VP Value Fund                             15.21      12,652          0.50%            1.40%            11.24%
Templeton Developing Markets Securities Fund                6.58         619          0.88%            1.40%            -9.38%
Templeton Asset Strategy Fund                               8.93       1,248          1.34%            1.40%           -11.21%
Lazard Retirement Equity Portfolio                         10.14       1,886          0.63%            1.40%            -8.77%
Lazard Retirement Small Cap Portfolio                      13.96       5,937          0.13%            1.40%            16.96%
Van Kampen International Magnum Portfolio                   7.33       1,016          0.53%            1.40%           -20.43%
Van Kampen Emerging Markets Equity Portfolio                5.36         344          n/a              1.40%            -7.81%

                       VALLEY FORGE LIFE INSURANCE COMPANY
                        VARIABLE ANNUITY SEPARATE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2004

(a)  Inception Date May 1, 2001.

* Investment Income Ratio - This represents dividends, excluding realized gain distributions, received by the subaccount, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses that result in direct reductions in the accumulation unit values or redemption units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

** Expense Ratio - This represents the annualized contract expenses of the subaccount for the period and includes only those expenses that are charged through a reduction in the accumulation unit values. Excluded are expenses of the underlying fund portfolio and charges made directly to policyholder accounts through the redemption of units.

*** Total Return - This represents the total return for the period and reflects those expenses that result in direct reductions in the accumulation unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

VALLEY FORGE LIFE
INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF SWISS RE
LIFE & HEALTH AMERICA INC.)
STATUTORY-BASIS FINANCIAL STATEMENTS
FOR THE YEARS ENDED
DECEMBER 31, 2004 AND 2003

VALLEY FORGE LIFE INSURANCE COMPANY

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                         PAGE

REPORT OF INDEPENDENT AUDITORS                                             2

INDEPENDENT AUDITORS' REPORT                                               3

STATUTORY-BASIS FINANCIAL STATEMENTS:

    Statements of Admitted Assets, Liabilities, Capital and Surplus        4

    Statements of Operations                                               5

    Statements of Changes in Capital and Surplus                           6

    Statements of Cash Flows                                               7

    Notes to Financial Statements                                          8

                             REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholder of Valley Forge Life Insurance
Company:

We have audited the accompanying statutory statements of admitted assets, liabilities and surplus of Valley Forge Life Insurance Company (the "Company") as of December 31, 2004, and the related statutory statements of income and changes in surplus, and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Indiana Department of Insurance, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2004, or the results of its operations or its cash flows for the year then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2004, and the results of its operations and its cash flows for the year then ended, on the basis of accounting described in Note 1.

/s/ PricewaterhouseCoopers LLP

New York, New York
April 29, 2005

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Stockholder
Valley Forge Life Insurance Company

    We have audited the accompanying statements of admitted assets, liabilities, capital and surplus - statutory basis of Valley Forge Life Insurance Company (the "Company") (a wholly-owned subsidiary of Continental Assurance Company, which is a wholly-owned subsidiary of Continental Casualty Company, which is a wholly-owned subsidiary of The Continental Corporation, which is a wholly-owned subsidiary of CNA Financial Corporation, an affiliate of Loews Corporation) as of December 31, 2003 and the related statements of operations, - statutory basis, changes in capital and surplus - statutory basis, and cash flows - statutory basis for each of the two years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    As described more fully in Note 1 to the financial statements - statutory basis, the Company prepared these financial statements in conformity with the accounting practices prescribed or permitted by the Insurance Department of the Commonwealth of Pennsylvania (the "Department), which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements - statutory basis of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America are disclosed in Note 17 to the financial statements - statutory basis.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2003, and the results of its operations and its cash flows for each of the two years in the period ended December 31, 2003.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2003, and the results of its operations and its cash flows for each of the two years in the period then ended, on the basis of accounting described in Note 1.

DELOITTE & TOUCHE LLP

Chicago, Illinois
April 23, 2004

                                             VALLEY FORGE LIFE INSURANCE COMPANY
                               STATEMENTS OF ADMITTED ASSETS, LIABILITIES, CAPITAL AND SURPLUS
                                                       STATUTORY-BASIS

                                                                                        DECEMBER 31,
                                                                                 2004                    2003
                                                                         -------------------------------------------
                                                                          (in thousands of dollars, except share data)
Admitted Assets
    Investments:
      Bonds                                                               $     2,452,696           $       566,863
      Preferred stocks                                                              9,908                    14,187
      Policy loans                                                                 90,022                    95,861
      Other invested assets                                                        14,663                    (1,057)
    Cash and short-term investments                                                81,838                    81,571
                                                                         -------------------------------------------
        Total Investments and Cash                                              2,649,127                   757,425

    Insurance receivables                                                          15,505                    11,334
    Accrued investment income                                                      29,729                    10,012
    Net deferred tax asset                                                         19,387                     7,569
    Receivable from parent, subsidiaries, and affiliates                              -                       4,827
    Other assets                                                                   18,756                       404
    Separate Account assets                                                       453,461                   492,361
                                                                         -------------------------------------------
        TOTAL ADMITTED ASSETS                                             $     3,185,965           $     1,283,932
                                                                         ===========================================
Liabilities, Capital and Surplus
Liabilities:
    Insurance reserves
      Life policies                                                       $     1,108,915            $      420,503
      Accident and health policies                                                      -                     9,510
      Claims                                                                       42,086                    18,312
      Deposit administration funds                                                    549                    32,226
      Other policyholders' funds                                                    3,260                       454
    Commissions payable                                                             1,667                     4,735
    Federal income taxes payable                                                   69,081                     8,763
    Amounts withheld or retained by the company                                   788,666                    55,119
    Payable to parent, subsidiaries, and affiliates                                 2,090                     7,785
    Other liabilities                                                              99,526                    17,169
    Asset valuation reserve (AVR)                                                   6,932                     1,576
    Interest maintenance reserve (IMR)                                             56,281                    18,982
    Separate Account liabilities                                                  453,461                   492,361
                                                                         -------------------------------------------
        Total Liabilities                                                       2,632,514                 1,087,495
                                                                         -------------------------------------------
Capital and surplus:
    Common stock, ($50 par value; 200,000 authorized
      50,000 issued and outstanding in 2004 and 2003)                               2,500                     2,500
    Paid in and contributed surplus                                               380,960                    69,150
    Unassigned surplus                                                            169,991                   124,787
                                                                         -------------------------------------------
        Total Capital and Surplus                                                 553,451                   196,437
                                                                         -------------------------------------------
        TOTAL LIABILITIES, CAPITAL AND SURPLUS                            $     3,185,965           $     1,283,932
                                                                         ===========================================

                                See accompanying Notes to Financial Statements - Statutory-Basis


                                               VALLEY FORGE LIFE INSURANCE COMPANY
                                                    STATEMENTS OF OPERATIONS
                                                         STATUTORY-BASIS

                                                                                             YEARS ENDED DECEMBER 31,
                                                                                      2004           2003              2002
                                                                                ------------------------------------------------
                                                                                              (in thousands of dollars)
Revenues:
    Premiums and annuity considerations                                          $    275,368    $      59,067    $      69,273
    Net investment income                                                             147,519           45,704           49,030
    Commissions and expense allowances on reinsurance ceded                           228,399          107,424          113,936
    Other                                                                              46,980           16,527            3,121
                                                                                ------------------------------------------------
      TOTAL REVENUES                                                                  698,266          228,722          235,360
                                                                                ------------------------------------------------
Benefits and expenses:
    Death, disability, surrender and withdrawals and other benefits                   304,879           53,747           96,820
    Increase in insurance reserves                                                    692,529           27,263           13,026
    Commissions and expense allowances on reinsurance assumed                          55,439          105,956          101,641
    Other operating expenses and aggregate write-ins                                 (561,545)          22,158           17,352
    Net transfer from Separate Accounts                                                     0                0          (37,699)
                                                                                ------------------------------------------------
      TOTAL BENEFITS AND EXPENSES                                                     491,302          209,124          191,140
                                                                                ------------------------------------------------
Operating income before dividends to policyholders, income taxes and
    net realized capital gains (losses)                                               206,964           19,598           44,221

Dividends to policyholders                                                              4,301              280              530
                                                                                ------------------------------------------------
Operating income before income taxes and net realized capital gains (losses)          202,663           19,318           43,691

Income tax expense on operating income                                                367,778           12,490           11,707
                                                                                ------------------------------------------------
(Loss) income before net realized capital gains (losses)                             (165,115)           6,828           31,984

Net realized capital gains (losses), less federal income tax expense (benefit)
    of $7,384, ($4,099) and $3,393, respectively, and excluding net gains
    of $10,288, $4,303 and $3,641, respectively, transferred to the IMR                (1,444)           8,630          (25,108)
                                                                                ------------------------------------------------
      NET (LOSS) INCOME                                                          $   (166,559)   $      15,458    $       6,876
                                                                                ================================================

                                See accompanying Notes to Financial Statements - Statutory Basis

                                               VALLEY FORGE LIFE INSURANCE COMPANY
                                          STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                                                         STATUTORY-BASIS

                                                                                         YEARS ENDED DECEMBER 31,
                                                                                     2004         2003           2002
                                                                              --------------------------------------------
                                                                                         (in thousands of dollars)

CAPITAL AND SURPLUS, JANUARY 1                                                 $    196,437   $   191,972    $    183,470

    Net (loss) income                                                              (166,559)       15,458           6,876
    Add (deduct) changes in:
      Net unrealized capital (gains) losses                                             990          (303)           (142)
      Net deferred income taxes                                                     217,668        (1,954)          7,309
      Non-admitted assets and other                                                (196,428)          207          (5,980)
      Reserve on account of change in valuation basis                                     -        (2,695)              -
      Asset valuation reserve                                                        (5,356)       (1,576)          6,577
    Reclassification of prior year separate account income                                -        (4,096)              -
    Earned ceding commissions relating to Life Re business (Note 11)                      -             -          (7,865)
    Change in surplus as a result of reinsurance                                    194,889          (576)          1,727
    Capital contribution                                                            311,810             -               -

                                                                              --------------------------------------------
CAPITAL AND SURPLUS, DECEMBER 31                                               $    553,451   $   196,437    $    191,972
                                                                              ============================================

                                See accompanying Notes to Financial Statements - Statutory-Basis


                                               VALLEY FORGE LIFE INSURANCE COMPANY
                                                    STATEMENTS OF CASH FLOWS
                                                         STATUTORY-BASIS

                                                                                        YEARS ENDED DECEMBER 31,
                                                                                  2004           2003             2002
                                                                         ---------------------------------------------------
                                                                                        (in thousands of dollars)
CASH FROM OPERATIONS
Premiums and annuity considerations received                              $       307,904   $       53,466   $       65,988
Net investment income received                                                    126,305           46,050           49,683
Miscellaneous income received                                                     265,580          123,161          120,244
                                                                         ---------------------------------------------------
        Total Cash Received From Operations                                       699,789          222,677          235,915

Claims and benefits paid                                                         (317,111)         (42,438)        (101,672)
Commissions and expense allowances on reinsurance assumed                         580,798         (118,826)        (101,630)
Dividends paid to policyholders                                                    (1,899)            (404)            (485)
Net transfers from Separate Accounts                                                    -                -           31,880
Federal income taxes paid                                                        (320,384)         (39,362)               -
                                                                         ---------------------------------------------------
        Net Cash from Operations                                                  641,193           21,647           64,008
                                                                         ---------------------------------------------------

  CASH FROM INVESTMENTS
Proceeds from investments sold, matured or repaid:
    Bonds                                                                         783,623          713,132        1,828,821
    Stocks                                                                         14,187            2,488                -
    Other proceeds                                                                      -            1,093            4,332
    Net losses on short-term investments                                               (5)              (2)              (4)
                                                                         ---------------------------------------------------
        Total Investment Proceeds                                                 797,805          716,711        1,833,149
                                                                         ---------------------------------------------------
Cost of investments acquired:
    Bonds                                                                      (2,651,220)        (776,640)      (1,725,037)
    Stocks                                                                         (9,908)          (1,467)               -
    Other assets                                                                  (15,978)               -           (4,316)
                                                                         ---------------------------------------------------
        Total Investments Acquired                                             (2,677,106)        (778,107)      (1,729,353)

Decrease (increase) in policy loans                                                 5,839           (3,584)           8,066
                                                                         ---------------------------------------------------
        Net Cash from (applied to) Investments                                 (1,873,462)         (64,980)         111,862
                                                                         ---------------------------------------------------
  CASH FROM FINANCING AND MISCELLANEOUS SOURCES
Capital contribution                                                              311,810                -                -
Net deposit on deposit-type contracts and other insurance liabilities                  50             (316)            (701)
Other cash provided (applied), net                                                920,676          (17,186)         (14,758)
                                                                         ---------------------------------------------------
        Net Cash from Financing and Miscellaneous Sources                 $     1,232,536   $      (17,502)  $      (15,459)
                                                                         ---------------------------------------------------
  RECONCILIATION OF CASH AND SHORT-TERM INVESTMENTS
Net change in cash and short-term investments                                       $ 267         $(60,835)  $      160,412
Cash and short-term investments:
    Beginning of year                                                              81,571          142,406          (18,006)
                                                                         ---------------------------------------------------
    End of year                                                           $        81,838   $       81,571   $      142,406
                                                                         ===================================================

        See accompanying Notes to Financial Statements - Statutory-Basis

VALLEY FORGE LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS - STATUTORY-BASIS
YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
--------------------------------------------------------------------------------


1.    NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      NATURE OF OPERATIONS

      Valley Forge Life Insurance Company, (VFL or the Company), an Indiana domiciled insurance company, is a wholly-owned subsidiary of Swiss Re Life & Health America Inc. (SRL&H). SRL&H is ultimately controlled by Swiss Reinsurance Company of Zurich, Switzerland (SRZ).

      On February 5, 2004, SRL&H announced the acquisition of CNA Financial Corporation's (CNAF) individual life insurance and annuity business, including VFL. As a result of the acquisition, effective March 6, 2004, VFL ceased accepting new policy applications.

      On April 30, 2004, SRL&H closed on the purchase of VFL from CNAF. The final purchase price was $629 million, which included an operations facility in Nashville. Concurrent with the purchase, the Company ceded 100% of its Long Term Care (LTC) exposure to Continental Casualty Company (Casualty).

      Prior to the acquisition, the Company was a Pennsylvania domiciled insurance company and a wholly-owned subsidiary of Continental Assurance Company (CAC) which is wholly owned by Casualty. Casualty is wholly owned by The Continental Corporation (TCC). TCC is wholly owned by CNAF. Loews Corporation (Loews) owned approximately 90% of the outstanding common stock of CNAF at December 31, 2003.

      Effective December 29, 2004, the Company redomesticated to the State of Indiana. The Company is authorized to transact business in the District of Columbia, Puerto Rico, and all states except New York. The Company's primary business is to provide financial protection to individuals through a full product line of term life insurance, universal life insurance, annuities and other products.

      Due to the commutation of an agreement, effective January 1, 2004, between the Company and CAC, the accompanying statutory-basis financial statements are not directly comparable between the year ended December 31, 2004 and the years ended December 31, 2003 and 2002. Refer to Note 6.

      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation - The accompanying financial statements as of and for the year ended December 31, 2004 have been prepared in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Indiana (Indiana Department). The Indiana Department has adopted the National Association of Insurance Commissioners
      (NAIC) statutory accounting principles (SAP) as the basis of its statutory accounting practices.

      The Company's 2003 and 2002 statutory-basis financial statements are presented on the basis of accounting practices prescribed or permitted by the Insurance Department of the Commonwealth of Pennsylvania (Pennsylvania Department). The Pennsylvania Department has also adopted the National Association of Insurance Commissioners statutory accounting principles as the basis of its statutory accounting practices.

      For 2004, 2003 and 2002, the respective Indiana and Pennsylvania Departments required that insurance companies domiciled in their respective states prepare their statutory-basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the Indiana or Pennsylvania Departments. The statutory-basis financial statements of the Company are, in all material respects, prepared in accordance with SAP as published in the NAIC Accounting Practices and Procedures Manual.

VALLEY FORGE LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS - STATUTORY-BASIS
YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
--------------------------------------------------------------------------------


      Accounting practices and procedures of the NAIC as prescribed or permitted by the Indiana and Pennsylvania Departments comprise a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (GAAP). The more significant differences for the Company are as follows:

          (a) Investments in bonds are generally carried at amortized cost, while under GAAP, they are carried at either amortized cost or fair value based on their classification according to the Company's ability and intent to hold or trade the securities;

          (b) Investments in common stocks are valued as prescribed by the Securities Valuation Office (SVO) of the NAIC, while under GAAP, common stocks are reported at fair value;

          (c) Acquisition costs, such as commissions and other costs related to acquiring new business, are expensed as incurred, while under GAAP, they are deferred and amortized to income as premiums are earned or in relation to estimated gross profits;

          (d) Under SAP, a provision for deferred taxes on temporary differences between the reporting and tax basis of assets and liabilities is recognized directly through surplus subject to limitations as to the amount of deferred tax assets that may be reported as an admitted asset. Under GAAP, deferred taxes are included in the income tax provision in the income statement;

          (e) Policy reserves under SAP are based on mortality and interest assumptions prescribed or permitted by statutes, without consideration of withdrawals, whereas under GAAP, these reserves are based on the Company's estimate of mortality, interest and withdrawals. Changes in reserves due to significant changes in valuation bases are recorded directly as an adjustment to unassigned surplus rather than an inclusion in the determination of net income under GAAP;

          (f) Asset valuation reserves (AVR) and interest maintenance reserves (IMR) are established in the statutory-basis financial statements, AVR and IMR are not recognized for GAAP;

          (g) Assets are reported under SAP at "admitted-asset" value and "non-admitted" assets are excluded through a charge against surplus, while under GAAP, "non-admitted assets" are reinstated to the balance sheet, net of any valuation allowance;

          (h) Premium receipts and benefits on universal life-type and deferred annuity contracts are recorded as revenue and expense for statutory purposes. Under GAAP, revenues on universal life-type and deferred annuity contracts are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance. Additionally, premium receipts on universal life-type and deferred annuity contracts are considered deposits and are recorded as interest-bearing liabilities;

          (i) Reinsurance recoverables on unpaid claims are reported as a reduction of policy benefit and other insurance reserves, while under GAAP, such netting is not permitted unless a legal right of offset exists. Reinsurance recoverables are recorded as assets to the extent realizable;

          (j) Comprehensive income and its components are not presented in the statutory-basis financial statements;

          (k) Negative cash is required to be classified as a negative asset and reported on a net basis for SAP, whereas GAAP requires that gross negative cash balances be reported as a liability; and

          (l) Cash and short-term investments in the statutory-basis statements of cash flows represent cash balances and investments with maturities at purchase of one year or less. For GAAP, the corresponding caption

VALLEY FORGE LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS - STATUTORY-BASIS
YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
--------------------------------------------------------------------------------


                  of cash and cash equivalents includes cash balances and investments with maturities of three months or less.

      Use of Estimates - The preparation of financial statements in conformity with SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ significantly from those estimates.

      Mortality and morbidity experience are significant factors in the determination of the results of operations. These factors are generally predictable over time but are subject to fluctuations from year to year. A significant fluctuation from year to year could adversely affect the Company's results of operations.

      Other significant accounting policies include the following:

      Investments - Bonds are stated at values prescribed by the NAIC. Bonds with NAIC designations 1 through 5 are stated at amortized cost. Bonds with NAIC designation 6 are stated at the lower of fair value or amortized cost. The interest method, using the yield to worst approach, is used for amortizing premiums and discounts.

      Asset-backed securities are stated at either amortized cost or the lower of amortized cost or fair value, and the securities are revalued with new prepayment assumptions using the retrospective or prospective adjustment methodologies based on the types of asset-backed securities. Fixed rate securities are revalued using the retrospective method and variable rate securities are revalued using the prospective method.

      Preferred stocks are stated at cost, lower of cost or amortized cost, or NAIC fair values depending on the assigned credit rating and whether the preferred stock has mandatory sinking fund provisions. Redeemable preferred stocks with NAIC designations of 1 through 3 are stated at book value. Non-redeemable preferred stocks with NAIC designations of 1 through 3 are stated at fair value. Preferred stocks with NAIC designations of 4 through 6 are stated at the lower of book value or fair value.

      Policy loans are stated at the unpaid principal balances.

      Short-term investments with NAIC designations 1 through 5 are stated at amortized cost. Short-term investments with NAIC designation 6 are stated at the lower of fair value or amortized cost. The straight-line method is used for amortizing premiums and discounts.

      Investment income consists primarily of interest and dividends. Interest income is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on asset-backed securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

      Investment income due and accrued with amounts over 90 days past due is non-admitted. There was no investment income due and accrued excluded from surplus at December 31, 2004, 2003 and 2002.

      Premiums - Premiums are generally recognized as revenue when due, after provision for estimated adjustments on retrospectively rated policies and deductions for ceded insurance. Life premiums are recognized as income over the premium paying period of the related policies. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Annuity considerations and other fund deposits fees for contracts with life contingencies are generally recognized as revenue when received. Considerations received on deposit-type funds, which do not contain any life contingencies, are recorded directly as a liability.

VALLEY FORGE LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS - STATUTORY-BASIS
YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
--------------------------------------------------------------------------------


      Reserves for Life Contingent Products and Deposit-Type Funds - Policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Policy reserves for traditional and flexible premium insurance are computed principally by using the Commissioners' Reserve Valuation Method
      (CRVM) or the Net Level Premium Method with assumed interest rates ranging from 2.5% to 6.0% and mortality assumptions as prescribed by regulatory authorities. Reserves for annuities and deposit administration contracts are calculated using the Commissioners' Annuity Reserve Valuation Method ("CARVM") with appropriate statutory interest rates and mortality assumptions computed on the basis of interest rates ranging from 3.0% to 10.0%. Tabular interest, tabular less actual reserves released, and tabular cost for all life contracts are determined based upon statutory regulations.

      Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of contractholders, less withdrawals that represent a return to the contractholder. During the years ended December 31, 2004, and 2003, deposits net of withdrawals, of $0.1 million and $(0.3) million, respectively, were reflected in Net Deposits on Deposit-Type Contracts and Other Insurance Liabilities in the statutory-basis statements of cash flows. Interest rates credited range from 3.0% to 7.0% for guaranteed investment contracts. Tabular interest on deposit-type funds is calculated as the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

      Policy reserves for group life and accident and health insurance include claim reserves and unearned premiums. Claim reserves, including incurred but not reported claims, represent management's estimate of the ultimate liability associated with unpaid policy claims, based upon analysis of past experience. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

      The Company anticipates investment income as a factor in determining any potential premium deficiencies.

      Asset Valuation Reserves (AVR)/Interest Maintenance Reserves (IMR) - The Company established certain reserves as promulgated by the NAIC. The AVR is determined by formula and is based on the Company's holdings of mortgages, investments in real estate, bonds, stocks and other invested assets. This valuation reserve requires appropriation of surplus to provide for possible losses on these investments. Realized and unrealized capital gains and losses, other than those resulting from interest rate changes, are added or charged to the AVR.

      The IMR is used to defer realized capital gains and losses, net of tax, on sales and calls of bonds and certain investments which result from interest rate changes. These gains and losses are then amortized into income over what would have been the remaining years to maturity of the underlying investment.

      Separate Account Business - The Company maintains deferred variable annuities and variable universal life contracts. The assets and liabilities for these products are almost entirely in the separate accounts of the Company, which are legally segregated and recorded in the accompanying statutory-basis statements of admitted assets, liabilities, capital and surplus as assets and liabilities of the separate accounts. Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment experience of the separate account is credited directly to the contractholder and can be positive or negative. Mortality, policy administration and surrender charges to all separate accounts are included in revenue in the statutory-basis statements of operations.

      The assets of separate accounts containing variable annuities and variable universal life are carried at fair value and consist primarily of mutual funds held by the Company for the benefit of contract holders. The reserves for these products consist of the fund value less a CARVM (for variable annuities) or CRVM (for variable life) allowance. Deposits received from, and benefits paid to, separate account contract holders are recorded as an increase in, or a direct charge to, policy reserves. Investment income and realized and unrealized capital gains and losses related to the assets which support the variable life and annuity contracts are not reflected in the Company's statutory-basis statements of operations.

VALLEY FORGE LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS - STATUTORY-BASIS
YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
--------------------------------------------------------------------------------


      The assets of separate accounts containing market value adjusted annuities are carried at fair value. Investment income, including realized and unrealized capital gains and losses, related to the assets which support the market value adjusted annuities accrues to the Company. Investment income is recorded by the Company and reflected in the accompanying statutory-basis statements of operations in "Net transfer to (from) Separate Accounts". Liabilities for such contracts are valued using market interest rates.

      Businesses Exited - During July 2002, the Company entered into an agreement, whereby the Phoenix Companies, Inc. acquired the variable life and annuity business of the Company through a coinsurance arrangement, with modified coinsurance on the Separate Account business. See Note 11 for further details of this agreement.

      Effective October 2003, the Company discontinued new sales of individual LTC products.

      SIGNIFICANT AND NEW ACCOUNTING STANDARDS

      Effective January 1, 2003, the NAIC adopted into effect Statement of Statutory Accounting Principle (SSAP) No. 85, Claim Adjustment Expenses, Amendments to SSAP No. 55 - Unpaid Claims, Losses and Loss Adjustment Expenses. This SSAP supersedes paragraphs 6c. and 7b. of SSAP No. 55 and addresses the accounting for claim adjustment expenses on accident and health contracts.

      Claims adjustment expenses for Accident and Health reporting entities are those costs expected to be incurred in connection with the adjustment and recording of accident and health claims defined in subparagraphs 6a and 6b of SSAP No. 55. Certain claim adjustment expenses reduce the number or cost of health services thereby resulting in lower premiums or lower premium increases. These claim adjustment expenses shall be classified as cost containment expenses (expenses that actually serve to reduce the number of health services provided or the cost of such services). The financial statement impact of adopting this statement was not material to net income or surplus.

      SSAP No. 86, Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions, effective January 1, 2003, supersedes SSAP 31 (Derivative Instruments). This statement addresses the recognition of derivatives and measurement of derivatives used in hedging transactions, income generation transactions, and replication (synthetic asset) transactions. The Company has determined that the implementation of this statement did not have a material impact on the Company's financial statements-statutory basis.

      Reclassification - Certain amounts for 2002 have been reclassified to conform to the 2003 presentation.

VALLEY FORGE LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS - STATUTORY-BASIS
YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
--------------------------------------------------------------------------------


2.    INVESTMENTS

      The statement value, gross unrealized gains, gross unrealized losses and NAIC fair value of the Company's investments in bonds were as follows:

                                                                                          GROSS        GROSS            NAIC
      DECEMBER 31, 2004                                                STATEMENT      UNREALIZED    UNREALIZED         FAIR
      (in thousands of dollars)                                          VALUE           GAINS        LOSSES          VALUE
                                                                     -----------------------------------------------------------

      U.S. Treasury securities and obligations of govt agencies       $   235,951      $ 12,477     $  1,488        $   246,940
      Mortgage and asset-backed securities                                749,783        23,482        6,024            767,241
      Corporate securities                                              1,295,369       117,361        2,738          1,409,992
      Other securities                                                    171,593        11,546          320            182,819
                                                                     -----------------------------------------------------------
      TOTAL                                                           $ 2,452,696      $164,866     $ 10,570        $ 2,606,992
                                                                     ===========================================================
                                                                     -----------------------------------------------------------
      UNAFFILIATED PREFERRED STOCKS                                   $     9,908      $  3,264     $      -        $    13,172
                                                                     ===========================================================

                                                                                          GROSS       GROSS            NAIC
      DECEMBER 31, 2003                                                 STATEMENT      UNREALIZED   UNREALIZED         FAIR
      (in thousands of dollars)                                           VALUE           GAINS       LOSSES          VALUE
                                                                     -----------------------------------------------------------

      U.S. Treasury securities and obligations of govt agencies       $    17,649      $  1,365     $    100        $    18,914
      Mortgage and asset-backed securities                                268,972         5,647        2,572            272,047
      Corporate securities                                                253,700        23,813        1,077            276,436
      Other securities                                                     26,542         2,448          544             28,446
                                                                     -----------------------------------------------------------
      TOTAL                                                           $   566,863      $ 33,273     $  4,293        $   595,843
                                                                     ===========================================================

      The statement value and NAIC fair value of investments in bonds at December 31, 2004 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or repayment penalties.

      DECEMBER 31, 2004                                                                         STATEMENT            NAIC
      (in thousands of dollars)                                                                   VALUE           FAIR VALUE
                                                                                          --------------------------------------
      Due in one year or less                                                              $         41,629   $         42,935
      Due after one year through five years                                                          70,517             73,911
      Due after five years through ten years                                                        471,032            513,815
      Due after ten years                                                                         1,119,735          1,209,090
                                                                                          --------------------------------------
        Total maturities                                                                          1,702,913          1,839,751
      Mortgage and asset-backed securities                                                          749,783            767,241
                                                                                          --------------------------------------
          TOTAL                                                                            $      2,452,696   $      2,606,992
                                                                                          ======================================

VALLEY FORGE LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS - STATUTORY-BASIS
YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
--------------------------------------------------------------------------------

Gross and net realized gains and losses from investment securities consist of the following:


                                                                    GROSS           GROSS         NET REALIZED
YEAR-ENDED DECEMBER 31, 2004                                      REALIZED         REALIZED          GAINS
(in thousands of dollars)                                           GAINS          (LOSSES)         (LOSSES)
                                                               --------------------------------------------------

Bonds                                                            $   21,703     $  (5,082)        $    16,621
Other                                                                    85          (478)               (393)
                                                               --------------------------------------------------
Pre-tax gains (losses)                                           $   21,788     $  (5,560)             16,228
                                                               =================================
   Capital gains tax provision                                                                         (7,384)
   Transfers to IMR, net of capital gains tax of $5,540                                               (10,288)
                                                                                                -----------------
NET REALIZED LOSS                                                                                  $   (1,444)
                                                                                                =================

                                                                    GROSS           GROSS         NET REALIZED
YEAR-ENDED DECEMBER 31, 2003                                      REALIZED         REALIZED          GAINS
(in thousands of dollars)                                           GAINS          (LOSSES)         (LOSSES)
                                                               --------------------------------------------------

Bonds                                                            $   20,775     $ (12,782)        $     7,993
Common stock                                                          1,021             -               1,021
Other                                                                     1          (181)               (180)
                                                               --------------------------------------------------
Pre-tax gains (losses)                                           $   21,797     $ (12,963)              8,834
                                                               =================================
   Capital gains tax benefit                                                                            4,099
   Transfers to IMR, net of capital gains tax of $2,317                                                (4,303)
                                                                                                -----------------
NET REALIZED GAIN                                                                                 $     8,630
                                                                                                =================


                                                                   GROSS           GROSS          NET REALIZED
YEAR-ENDED DECEMBER 31, 2002                                     REALIZED         REALIZED           GAINS
(in thousands of dollars)                                          GAINS          (LOSSES)          (LOSSES)
                                                            ----------------------------------------------------

Bonds                                                           $    22,943     $ (40,880)        $   (17,937)
Other                                                                     -          (137)               (137)
                                                             ----------------------------------------------------
Pre-tax gains (losses)                                          $    22,943     $ (41,017)            (18,074)
                                                             =================================
   Capital gains tax provision                                                                         (3,393)
   Transfers to IMR, net of capital gains tax of $4,105                                                (3,641)
                                                                                              -------------------
NET REALIZED LOSS                                                                                 $   (25,108)
                                                                                                =================


Major sources and related amounts of net investment income for 2004 are as follows:


          YEAR ENDED DECEMBER 31                     2004
          (in thousands of dollars)          -----------------

          Bonds                                $      121,568
          Preferred Stocks                                999
          Policy loans                                  6,160
          Cash and short-term investments               1,669
          Other invested assets                        21,629
            GROSS INVESTMENT INCOME                   152,025
          Investment expenses                           4,506
                                             -----------------
            NET INVESTMENT INCOME              $      147,519
                                             =================

VALLEY FORGE LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS - STATUTORY-BASIS
YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
--------------------------------------------------------------------------------


      Proceeds from the sale of bonds were $699.2 million, $591.0 million and $1,717.2 million during 2004, 2003, and 2002, respectively. Proceeds from the sale of stocks were $14.2 million, $2.5 million and $0 million during 2004, 2003 and 2002, respectively.

      Impairments - Investment securities are exposed to various risks, such as interest rate, market and credit. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the value of investment securities, it is possible that changes in these risk factors in the near term could have an adverse material impact on the Company's results of operations or equity.

      A primary objective in the management of the fixed maturity and equity portfolios is to maximize total return relative to underlying liabilities and respective liquidity needs. In achieving this goal, assets may be sold to take advantage of market conditions or other investment opportunities or credit and tax considerations. This activity will produce realized gains and losses.

      The Company's investment policies for both the general and separate accounts emphasize credit quality and diversification by industry, issuer and issue. Assets supporting interest rate sensitive liabilities are segmented within the general account to facilitate asset/liability duration management.

      A significant judgment in the valuation of investments is the determination of when an other-than-temporary decline in value has occurred. The Company follows a consistent and systematic process for recording impairment losses for securities that sustain other-than-temporary declines in value.

      The Company performs a periodic review of its investment portfolio to determine if there has been an other-than-temporary decline in the fair value of any individual securities. The Company considers numerous factors in evaluating each security, including the length of time and the extent to which the fair value has been less than cost, the financial condition and short term prospects of the issuer and the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery in fair value. If the Company determines that the decline in fair value below cost is other-than-temporary, the cost basis of the investment is written down to fair value as a new cost basis and the amount of the write down is accounted for as a realized loss.

      Prior to the acquisition by SRL&H, the former management of the Company had established a committee responsible for the impairment process. This committee, referred to as the Impairment Committee, was made up of three former officers appointed by the Company's former Chief Financial Officer. The Impairment Committee was responsible for analyzing watch list securities on at least a quarterly basis. The watch list included individual securities that fell below certain thresholds or that exhibit evidence of impairment indicators including, but not limited to, a significant adverse change in the financial condition and near term prospects of the investment or a significant adverse change in legal factors, the business climate or credit ratings.

      When a security was placed on the watch list, it was monitored for further market value changes and additional news related to the issuer's financial condition. The focus was on objective evidence that may influence the evaluation of impairment factors. The decision to record an impairment for a security incorporated both quantitative criteria and qualitative information. The Impairment Committee considered a number of factors including, but not limited to: (a) the length of time and the extent to which the market value has been less than book value, (b) the financial condition and near term prospects of the issuer, (c) the intent and ability of the Company to retain its investment for a period of time sufficient to allow for any anticipated recovery in value, (d) whether the debtor is current on interest and principal payments and (e) general market conditions and industry or sector specific factors.

      The Impairment Committee's decision to record an impairment for a security was primarily based on whether the security's fair value is likely to remain significantly below its book value in light of all of the factors considered. For securities where an impairment loss is recorded, the security is written down to fair value and the resulting losses are recognized in realized gains/losses in the statutory-basis statements of operations.

VALLEY FORGE LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS - STATUTORY-BASIS
YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
--------------------------------------------------------------------------------


      Realized investment losses included $0 million, $4.9 million and $22.7 million of pretax other-than-temporary impairment losses for the years ended December 31, 2004, 2003 and 2002, respectively. The impairments recorded in 2003 were primarily the result of the continued credit deterioration on specific issuers in the bond and equity markets and the effects on such markets due to the overall slowing of the economy.

      The following table presents gross unrealized losses and fair values, aggregated by investment category and length of time these securities with unrealized losses, at December 31, 2004.

                                         LESS THAN TWELVE MONTHS             TWELVE MONTHS OR MORE                TOTAL
                                    ---------------------------------  -------------------------------  ----------------------------

                                                   GROSS UNREALIZED                  GROSS UNREALIZED               GROSS UNREALIZED
                                     FAIR VALUE         LOSSES           FAIR VALUE       LOSSES         FAIR VALUE      LOSSES
                                    ---------------------------------  -------------------------------  ----------------------------
U.S. Treasury securities and         $  105,655      $      1,488       $        -     $          -      $  105,655   $     1,488
Mortgage and asset-backed securities    160,619             6,024                -                -         160,619         6,024
Corporate securities                    199,551             2,886                -                -         199,551         2,886
Other securities                         27,173               172                -                -          27,173           172
                                    ---------------------------------  -------------------------------  ----------------------------
                                     $  492,998      $     10,570       $        -     $          -      $  492,998   $    10,570
                                    =================================  ===============================  ============================

      Gross unrealized losses at December 31 2003 were $4.3 million, of which approximately $0.5 million were related to securities in an unrealized loss position for more than 12 months.

      The Company is a participant in the Swiss Re Money Market Fund ("SRMMF") governed by an agreement among affiliates whereby participants pool funds and invest primarily in highly liquid short-term investments. Each participant owns shares in the fund that are carried at a net asset value of $1 per share. Swiss Re Asset Management (Americas) Inc. ("SRAM"), an affiliated entity, is the investment manager of the account and provides related accounting services. At December 31, 2004 the Company had $100.8 million invested in SRMMF.

      Restricted Investments - The Company may from time to time invest in securities that may be restricted in whole or in part. As of December 31, 2004 and 2003, the Company did not hold any significant positions in investments whose sale was restricted. Cash and securities with carrying values of approximately $8.2 million and $3.4 million, respectively, were deposited by the Company under requirements of regulatory authorities as of December 31, 2004 and 2003.

      During July 2002, the Company entered into an agreement, whereby an insurance subsidiary of The Phoenix Company, Inc. acquired the variable life and annuity business of the Company through a coinsurance arrangement, with modified coinsurance on the Separate Account. Securities with carrying values of approximately $453.5 million and $492.4 million for the years ended December 31, 2004 and 2003, respectively, continue to be held by the Company and are reported in Separate Account business in the assets section of the statutory-basis statements of admitted assets, liabilities, capital and surplus. See Note 11 for further details of this agreement.

      Securities Lending Activities - Prior to the acquisition by SRL&H, the Company lent securities to unrelated parties, primarily major brokerage firms. The Company required collateral of at least 102% of the fair value of the securities loaned which may consist of cash, cash equivalents, or fixed income securities. The collateral received was not available for the general use of the Company (restricted) and, therefore, was not reflected on the balance statutory-basis statements of admitted assets, liabilities, capital and surplus. The fair value of Securities Lending was $0 million and $6.9 million at December 31, 2004 and 2003, respectively.

3.    DERIVATIVE INSTRUMENTS

      Concurrent with the acquisition of the Company by SRL&H, the Company's derivative program was cancelled. All open derivative positions were settled prior to the acquisition date.

VALLEY FORGE LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS - STATUTORY-BASIS
YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
--------------------------------------------------------------------------------


      Prior to the acquisition by SRL&H, the Company used derivatives in the normal course of business, primarily to reduce its exposure to risks (principally interest rate risk, equity price risk and foreign currency risk) related to various assets and liabilities. Derivative financial instruments utilized by the Company included swaps, futures, forwards and options, including caps and floors, and equity-linked notes. The Company entered into derivative instruments for the following objectives:

      Hedging - Hedging transactions were entered into with the intention of, and were expected to reduce (a) the risk of economic loss from a change in the value, yield, price, cash flow or quantity of assets or liabilities which the Company had acquired or incurred or anticipates acquiring or incurring or (b) the risk of economic loss due to changes in the currency exchange rate or the degree of exposure as to assets or liabilities denominated in a foreign currency which an insurer has acquired or incurred or anticipates acquiring or incurring.

      Income Enhancement - Income enhancement transactions were entered into with the expectation of, and the intention to, provide enhanced income opportunities or to provide additional yield to a particular portfolio segment or instrument.

      The Company's use of derivatives was limited by statutes and regulations promulgated by the various regulatory bodies to which it is subject, and by its own derivative policy.

      The following are derivative accounting practices that were in place prior to the acquisition that had been approved by the Pennsylvania Department.

      The contractual or notional amounts for derivatives were used to calculate the exchange of contractual payments under the agreements and are not representative of the potential for gain or loss on these instruments. The fair values generally represent the estimated amounts that the Company would expect to receive or pay upon termination of the contracts at the reporting date. Dealer quotes were available for substantially all of the Company's derivatives. For derivative instruments which were not actively traded, fair values were estimated using values obtained from independent pricing services, costs to settle, or quoted market prices of comparable instruments.

      Risks - Credit exposure associated with non-performance by the counterparties to derivative instruments was generally limited to the gross fair value of the asset related to the instruments recognized in the statutory-basis statements of admitted assets, liabilities, capital and surplus. The Company mitigated the risk of non-performance by using multiple counterparties and by monitoring their creditworthiness. The Company required collateral from its derivative investment counterparties depending on the amount of the exposure and the credit rating of the counterparty.

      The Company had exposure to economic losses due to interest rate risk arising from changes in the level of, or volatility of, interest rates. The Company attempted to mitigate its exposure to interest rate risk through active portfolio management, which included rebalancing its existing portfolios or assets and liabilities, as well as changing the characteristics of investments to be purchased or sold in the future. In addition, various derivative financial instruments were used to modify the interest rate risk exposures of certain assets and liabilities. These strategies included the use of interest rate swaps, interest rate caps and floors, options, futures, and forwards. These instruments were generally used to lock in interest rates or unrealized gains, to shorten or lengthen durations of fixed maturity securities or investment contracts, or to hedge (on an economic basis) interest rate risks associated with investments, variable rate debt and the companies liabilities.

      The Company was exposed to equity price risk as a result of its investment in equity securities and equity derivatives. Equity price risk resulted from changes in the level or volatility of equity prices, which affected the value of equity securities, or instruments which derive their value from such securities. The Company attempted to mitigate its exposure to such risks by limiting its investment in any one security or index. The Company also managed this risk by utilizing instruments such as options, swaps, futures and collars to protect appreciation in securities held.

VALLEY FORGE LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS - STATUTORY-BASIS
YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
--------------------------------------------------------------------------------


      Foreign exchange rate risk arose from the possibility that changes in foreign currency exchange rates would impact the value of financial instruments denominated in a foreign currency. The Company's foreign transactions were primarily denominated in Canadian Dollars, British Pounds and Euros. The Company managed this risk via asset/liability matching and through the use of foreign currency futures and/or forwards.

      Reporting Policies - In 2003, the Company recorded derivatives according to the standards within SSAP No. 86 - Accounting for Derivative Instruments and Hedging Activities. In most circumstances, fair value accounting was followed. The determination between the use of hedge accounting and fair value accounting was made for each individual instrument. Under fair value accounting, futures, swaps, options, caps, floors and forwards were recorded at fair value with the resulting gain/loss recorded as unrealized. The derivatives were valued monthly and the reported value represented the amount the Company would expect to pay or receive upon termination of the instrument.

      The Company's derivative financial instruments consisted of credit default swaps and interest-rate caps with a contract or notional amount of $0 million, $35.5 million and $50.0 million at December 31, 2004, 2003 and 2002, respectively. The statement value, credit exposure and NAIC fair value of these interest-rate cap was $0 million, ($1.0) million and $0 million at December 31, 2004, 2003 and 2002, respectively.

      The contract or notional amounts were used to calculate the exchange of contractual payments under the agreements and are not representative of the potential for gain or loss on these agreements. These derivative financial instruments involved, to varying degrees, elements of credit exposure and market risk.

      Credit exposure is defined as the possibility that a loss may occur from the failure of another party to perform in accordance with the terms of the contract which exceeds the value of existing collateral, if any. This risk was measured by the fair value of contracts with a positive fair value at the reporting date reduced by the effect, if any, of master netting agreements. The Company attempted to limit its credit exposure by dealing with creditworthy counterparties, establishing risk control limits, executing legally enforceable master netting agreements and obtaining collateral where appropriate. In addition, each insurer or counterparty was extensively reviewed to evaluate its financial stability before entering into each agreement and throughout the period that the financial instrument is owned. The Company had not incurred any losses on derivative financial instruments due to counterparty nonperformance.

      Market risk is the possibility that future changes in market conditions may make the derivative financial instrument less valuable. The Company mitigated this risk through established risk control limits.

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS

      NAIC fair values are required to be disclosed for all financial instruments, whether or not recognized in the statutory-basis statements of admitted assets, liabilities, capital and surplus, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values may be based on estimates using present value of discounted cash flows or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rates and estimates of future cash flows. Potential taxes and other transaction costs have not been considered in estimating fair value. The estimates presented herein are subjective in nature and are not necessarily indicative of the amounts that the Company could realize in a current market exchange.

      Non-financial instruments such as real estate and certain financial instruments such as insurance receivables and insurance reserves are excluded from fair value disclosure. Thus, the total fair value amounts cannot be aggregated to determine the underlying economic value of the Company.

VALLEY FORGE LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS - STATUTORY-BASIS
YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
--------------------------------------------------------------------------------


      The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

         Cash, Short-Term Investments and Other Invested Assets - The carrying amounts for these instruments approximate their estimated fair values.

         Bonds - The estimated fair value of bonds are equivalent to the NAIC market values.

         Loan-Backed Securities - Estimated fair values are equivalent to the NAIC fair values. The fair values of loan-backed securities are estimated using values obtained from independent pricing services and are based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

         Preferred Stocks - Estimated fair values are equivalent to the NAIC fair values.

         Derivatives - The estimated fair value of derivative financial instruments represents the amount at which the contracts could be settled based upon estimates obtained from issuing brokers.

         Policy Loans - The estimated fair value for policy loans are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance policies with similar characteristics are aggregated for purposes of the calculations.

         Deposit Administration Funds - Funds left on deposit with a fixed maturity are valued at discounted present value using market interest rates. The fair value for funds on deposit that do not have fixed maturities is the amount payable on demand at the reporting date.

         Separate Account Assets and Liabilities - The Separate Account assets are carried at fair value. The estimated fair value for Separate Account liabilities is the cash surrender value.

         Investment Contracts - The estimated fair values for liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, which are based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

      The amounts reported in the statutory-basis Statement of Admitted Assets, Liabilities, Capital and Surplus approximate NAIC fair value for accrued investment income, receivables for securities sold, payables for securities purchased, liability for collateral on security loans (borrowed money) and certain other assets and other liabilities because of their short-term nature. Accordingly, these statutory-basis financial instruments are not listed in the table below. The statement values and NAIC fair values of the Company's other financial instruments are listed below:

VALLEY FORGE LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS - STATUTORY-BASIS
YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
--------------------------------------------------------------------------------


DECEMBER 31,                                                    2004                               2003
                                                --------------------------------------------------------------------------
                                                     STATEMENT        ESTIMATED         STATEMENT          ESTIMATED
(in thousands of dollars)                              VALUE         FAIR VALUE           VALUE            FAIR VALUE
                                                --------------------------------------------------------------------------
FINANCIAL ASSETS:
  General account business
    Bonds                                         $ 2,452,696       $ 2,606,992        $ 566,863          $ 595,843
    Preferred stocks                                    9,908            13,172           14,187             17,185
    Policy loans                                       90,022            90,022           95,861             96,669
    Other invested assets                              14,663            14,920           (1,057)            (1,057)
  Separate account business
    Bonds                                              32,966            32,966           69,127             69,127
    Investments in mutual funds                       380,303           380,303          414,780            414,780

FINANCIAL LIABILITIES:
  General account business
     General Account Fund                         $   533,588       $   533,151        $  65,497          $  66,259
  Separate account business
     Variable annuities                               439,137           439,137          491,879            491,879


5.    INCOME TAXES

      Effective April 30, 2004, the Company is included in a consolidated federal life insurance company income tax return filed by SRL&H. Companies included in the consolidated return include:

      Swiss Re Life & Health America Inc.
      Reassure America Life Insurance Company (for the period beginning April 1,
      2004)
      Southwestern Life Insurance Company (for the period beginning April 1,
      2004)
      Valley Forge Life Insurance Company (from its acquisition date of April 30, 2004)

      The method of allocation among the companies is subject to a written agreement approved by the Board of Directors. Allocation is based upon separate return calculations with credit for net losses when utilizable on a separate company basis or in consolidation. Intercompany balances are settled annually. At December 31, 2004, the Company had a payable to its parent under the agreement of $52.5 million.

      Prior to the date of acquisition, the Company was included in the consolidated federal income tax return of Loews Corporation, along with its former parent company, CNAF. CNAF had a policy whereby each of its member companies will pay to, or recover from, CNAF the amount of federal income taxes it would have incurred, or been entitled to recover, had the member company filed its own separate stand-alone federal income tax return.

      A tax memorandum account defined as the "Policyholders' Surplus Account" was maintained and totaled $5.4 million for both December 31, 2004 and 2003, for which a deferred tax liability has not been recorded. The American Jobs Creation Act of 2004 suspended taxation of distributions from the Policyholders' Surplus Account for taxable years 2005 and 2006.

VALLEY FORGE LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS - STATUTORY-BASIS
YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
--------------------------------------------------------------------------------


The components of the net deferred tax asset at December 31, 2004 and 2003 are as follows:

DECEMBER 31,                                                                           2004              2003
(in thousands of dollars)                                                       -------------------------------------
Total deferred tax assets, admitted and non-admitted                             $      258,752       $       37,487
Total deferred tax liabilities                                                           (3,637)                 (40)
                                                                                -------------------------------------
  Net deferred tax asset                                                                255,115               37,447
Total deferred tax assets, non-admitted                                                (235,728)             (29,878)
                                                                                -------------------------------------
  Net admitted deferred tax asset                                                $       19,387       $        7,569
                                                                                =====================================

Increase in deferred tax assets, non-admitted                                    $      205,850       $        2,394


Current income taxes incurred consists of the following major components:

DECEMBER 31,                                                         2004                2003               2002
(in thousands of dollars)                                    ----------------------------------------------------------
Current federal income tax                                    $          378,452    $         8,775    $        13,611
Prior year return to provision adjustment                                 (3,290)              (694)              (716)
Life Re Sale                                                                   -                  -              3,135
Variable Sale                                                                  -                310               (930)
                                                             ----------------------------------------------------------
Federal income taxes incurred                                  $         375,162    $         8,391    $        15,100
                                                             ==========================================================

The significant components of the net deferred tax asset at December 31, 2004 and 2003 are as follows:

DECEMBER 31,                                                                            2004                  2003
(in thousands of dollars)                                                          ------------------------------------
Deferred Tax Assets:
     Insurance reserves                                                             $        93,205    $        18,364
     Invested assets                                                                         44,719                 48
     Unrealized capital losses                                                                    -                406
     Receivables                                                                                  -              5,566
     Net capital loss carryforward                                                            4,181                  -
     Deferred policy acquisition costs                                                      109,322             12,257
     Other, net                                                                               7,325                846
                                                                                   ------------------------------------
          Total deferred tax assets                                                         258,752             37,487
                                                                                   ------------------------------------
          Deferred tax assets non-admitted                                                 (235,728)           (29,878)
Deferred Tax Liabilities:
     Unrealized capital gains                                                                     -                (30)
     Other, net                                                                              (3,637)               (10)
                                                                                   ------------------------------------
          Total deferred tax liabilities                                                     (3,637)               (40)
                                                                                   ------------------------------------
Net admitted deferred tax asset                                                     $        19,387    $         7,569
                                                                                   ====================================

VALLEY FORGE LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS - STATUTORY-BASIS
YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
--------------------------------------------------------------------------------


The changes in net deferred income taxes at December 31, 2004, 2003 and 2002 are comprised of the following:

DECEMBER 31,                                                          2004                2003            CHANGE
(in thousands of dollars)                                       -----------------------------------------------------

Total deferred tax assets, admitted and non-admitted             $         258,752   $         37,487  $      221,265
Total deferred tax liabilities                                              (3,637)               (40)         (3,597)
                                                                ------------------------------------------------------
  Net deferred tax asset                                                   255,115             37,447         217,668
                                                                ======================================
Change in deferred tax on unrealized gains (losses)                                                                 -
                                                                                                      ----------------
  Change in net deferred income taxes                                                                  $      217,668
                                                                                                      ================


DECEMBER 31,                                                          2003                2002            CHANGE
(in thousands of dollars)                                       ------------------------------------------------------

Total deferred tax assets, admitted  non-admitted                $          37,487   $         41,109  $       (3,622)
Total deferred tax liabilities                                                 (40)            (1,843)          1,803
                                                                ------------------------------------------------------
  Net deferred tax asset                                                    37,447             39,266          (1,819)
                                                                ======================================
Change in deferred tax on unrealized gains (losses)                                                              (135)
                                                                                                      ----------------
  Change in net deferred income taxes                                                                  $       (1,954)
                                                                                                      ================

DECEMBER 31,                                                          2002                2001            CHANGE
(in thousands of dollars)                                        -----------------------------------------------------

Total deferred tax assets, admitted and non-admitted             $         41,109    $         32,849  $        8,260
Total deferred tax liabilities                                              (1,843)            (1,207)           (636)
                                                                                                      ----------------
                                                                 -------------------------------------
  Net deferred tax asset                                                    39,266             31,642           7,624
                                                                 =====================================
Change in deferred tax on unrealized gains (losses)                                                              (315)
                                                                                                      ----------------
  Change in net deferred income taxes                                                                  $       7,309
                                                                                                      ================

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing the differences at December 31, 2004,
2003 and 2002 are as follows:

           YEARS-ENDED DECEMBER 31,                               2004          2003          2002
           (in thousands of dollars)                           ----------------------------------------

           Provision computed at statutory rate                 $    76,612  $     9,853  $      8,039
           Tax exempt income                                             18           (6)          (11)
           Other, net                                                80,864          498          (237)
                                                               ----------------------------------------
           Total statutory income taxes                             157,494       10,345         7,791
           Change in net deferred income taxes                      217,668       (1,954)        7,309
                                                               ----------------------------------------
           Federal income taxes incurred                        $   375,162  $     8,391  $     15,100
                                                               ========================================


In the table above, for the year ended December 31, 2004 "Other" includes the tax effect of ceding commissions of $73.0 million.

At December 31, 2004, the Company has taxes available for recoupment in the case of future taxable losses of approximately
$52.5 million and a capital loss carryforward of $11.9 million that expires in 2009.

VALLEY FORGE LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS - STATUTORY-BASIS
YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
--------------------------------------------------------------------------------


6.    INFORMATION CONCERNING PARENT, SUBSIDIARIES AND AFFILIATES

      The Company had net amounts due to affiliates of $2.1 million for the year ended December 31, 2004. Settlements take place quarterly.

      Effective April 30, 2004, Swiss Re Asset Management (Americas) Inc. ("SRAM"), an affiliated entity, provides the Company with investment management and investment accounting services. SRAM manages the Company's portfolio of investments on behalf of and within the parameters established by the Company. The Company pays SRAM a fee for services based upon the fair value of the securities in the Company's portfolio. Fees are payable quarterly in advance and amounted to $1.6 million in 2004.

      Effective April 30, 2004, the Company has no investments in subsidiaries, controlled or affiliated companies.

      Effective December 31, 1985, the Company and its former parent, CAC, entered into an intercompany pooling agreement to share in the combined underwriting results of CAC and the Company, excluding CAC's participating policies and Separate Account business of both companies.

      Under this pooling agreement, the Company ceded 100% of its net business before pooling to CAC and in turn received 10% of the pooled underwriting results of CAC and the Company. CAC retained 90% of the pooled results. Effective January 1, 2004, the pooling agreement was commuted, with each company recapturing the business formerly ceded to the pool. As a result of the commutation, total assets and total liabilities were each increased by approximately $1,715 million. In conjunction with the commutation, the Company recorded a capital contribution of $311.8 million from its former parent, CAC, to account for the deferred taxes associated with the transfer of the assets and liabilities. As a result, the commutation had no net impact on surplus.

      Prior to the date of acquisition, the Company was party to the CNAF Intercompany Expense Agreement, the terms of which describe how the affiliates will determine, apportion and settle certain intercompany expenses and allocations. In accordance with the agreement, costs for the following services were shared: marketing, human resources, facilities planning and management, contract administration, treasury and investment, financial reporting, information technology, systems planning and application, legal, underwriting, claims, administrative and other services and such expenses shall include: salaries; rents and facilities; utilities; equipment; data processing; advertising; legal; auditing; and other expenses related to the provision of the services described above. Various allocation bases were employed, including written premium, paid losses, and salaries, to distribute these expenses to a company level. Amounts due from (to) related parties are presented in the following table:

          DECEMBER 31,                                             2003
          (in thousands of dollars)                          ---------------


          Continental Assurance Company                       $       4,810
          Continental Casualty Company                               (7,692)
          The Continental Insurance Company                             (93)
          Aggregate balance with all other affiliates                    17
                                                             ---------------
                    Total                                     $      (2,958)
                                                             ===============


      The Company did not recognize any impairment write downs for its investments in subsidiary, controlled or affiliated companies during the years ended 2003 or 2002.

VALLEY FORGE LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS - STATUTORY-BASIS
YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
--------------------------------------------------------------------------------


7.    BENEFIT PLANS

      In April 2004, the Company's employees joined the Swiss Re Group U.S. Employees' Savings Plan (the Savings Plan) a defined contribution plan in which eligible employees of the Company may elect to participate. The Savings Plan provides for contributions by employees and matching contributions by the Company, subject to certain limitations. Matching contributions of $0.4 million were made in 2004. Additionally, eligible members of the Company are eligible for an additional discretionary Company contribution of up to 6% of the employees' base salary. The amount of the contribution is determined annually by the Company. There were no discretionary Company contributions made in 2004.

      Prior to April 30, 2004, the Company participated in a qualified, noncontributory defined benefit pension plan sponsored by Casualty. In addition, the Company provided certain other postretirement benefits to retired employees through a plan sponsored by Casualty. The Company has no legal obligation for benefits under these plans. Casualty allocated amounts to the Company based on allocated payroll/salary ratios. The Company's share of net expense for the qualified pension plan was $0.1 million and $0.1 million for 2003 and 2002, respectively and for other postretirement benefit plans was $0.1 million and $0.1 million for 2003 and 2002, respectively.

8.    CAPITAL AND SURPLUS AND SHAREHOLDERS' DIVIDEND RESTRICTIONS

      The Company has 200,000 shares authorized and 50,000 shares outstanding at December 31, 2004 and 2003 at par value of $50.00 per share. All shares are common stock. The Company has no preferred stock outstanding at December 31, 2004 and 2003. Prior approval of the Indiana Department is required for any dividend or distributions to shareholders which, together with other dividends or distributions made within the preceding twelve months, would exceed the greater of 10% of the Company's capital and surplus as of the last preceding year end, or the net gain from operations before net realized capital gains of the Company for such year. No dividend on the distribution exceeding an amount equal to the Company's unassigned earned surplus, as defined, may be paid without prior approval of the Indiana Department.

      On March 22, 2005, the Company's Board of Directors declared a dividend and filed for regulatory approval for payment of such dividend by the Indiana Department. The amount of the dividend filed was $335 million.

      There were no restrictions placed on the Company's surplus, including for whom the surplus is being held. The portion of unassigned funds (surplus) represented or reduced by each item below as of December 31, 2004, 2003 and 2002 is as follows:

DECEMBER 31,
(in thousands of dollars)                                    2004               2003              2002
                                                         ----------------------------------------------------

Unrealized (losses) and gains, net of tax                 $          (86)    $         (990)   $        (130)
Non-admitted asset values                                       (236,575)           (40,148)         (40,337)
Asset valuation reserves                                          (6,932)            (1,576)               -
Unauthorized reinsurance                                               -                  -              (18)

      Risk-Based Capital - Risk-based capital is a method developed by the NAIC to determine the minimum amount of statutory capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. The formula for determining the amount of risk-based capital specifies various factors, weighted based on the perceived degree of risk, that are applied to certain financial balances and financial activity. The adequacy of a company's actual capital is evaluated by a comparison to the risk-based capital results, as determined by the formula. Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action. As of December 31, 2004, 2003 and 2002, the Company exceeded the minimum risk-based capital requirements.

VALLEY FORGE LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS - STATUTORY-BASIS
YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
--------------------------------------------------------------------------------


9.    LIFE PREMIUMS AND ANNUITY CONSIDERATIONS DUE AND UNCOLLECTED

      Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2004 were as follows (in thousands of dollars):

                                                  GROSS       NET OF LOADING
                                              ------------------------------
          Ordinary life (new business)         $        56    $          56
          Ordinary life (renewal business)         (35,103)         (35,103)
          Group life                                    (8)              (8)
                                              ------------------------------
          TOTAL                                    (35,055)         (35,055)
                                              ==============================


10. DIRECT PREMIUMS WRITTEN/PRODUCED BY MANAGING GENERAL AGENTS AND THIRD PARTY ADMINISTRATORS

      Individual managing general agent and third party administrator for which direct premiums written exceeds 5% of total surplus at December 31 were as follows:

--------------------------------------------------------------------------------------------------------------------
     NAME AND ADDRESS OF MANAGING          FEDERAL                     TYPE OF                   DIRECT PREMIUMS
     GENERAL AGENT OR THIRD PARTY         EMPLOYER      EXCLUSIVE     BUSINESS      AUTHORITY    WRITTEN/PRODUCED
            ADMINISTRATOR              IDENTIFICATION   CONTRACT    UNDERWRITTEN     GRANTED         ($000s)
--------------------------------------------------------------------------------------------------------------------

2004

Bisys Insurance Services, Inc.            232232460        No           Life       Initial                $ 143,943
4250 Crums Mill Road                                                   Annuity     Premium
Harrisburg, PA 17112                                                     LTC       Collection

Financial Brokerage, Inc.                 364084086        No           Life       Initial                   31,842
2238 S. 156 Circle                                                     Annuity     Premium
Omaha, NE 68130                                                          LTC       Collection

2003

Bisys Insurance Services, Inc.            232232460        No           Life       Initial                  141,914
4250 Crums Mill Road                                                   Annuity     Premium
Harrisburg, PA 17112                                                     LTC       Collection

Best Agency-USA Inc.                      133425034        No           Life       Initial                   10,967
902 Clint Moore Rd. Suite 216                                          Annuity     Premium
Boca Raton, FL 33487                                                     LTC       Collection

CIGI Direct Insurance Services            841025045        No           Life       Initial                   11,979
232 F Street                                                           Annuity     Premium
Salida, CO  81201                                                        LTC       Collection

Financial Brokerage, Inc.                 364084086        No           Life       Initial                   31,360
2238 S. 156 Circle                                                     Annuity     Premium
Omaha, NE 68130                                                          LTC       Collection

Landau Financial Services                 232390898        No           Life       Initial                   11,694
P.O. Box 459, Suite 200                                                            Premium
Ft. Washington, PA 19034                                                           Collection

Mountain Financial Group                  820490619        No           Life       Initial                   13,734
12302 W. Explorer Dr. Suite 110                                          LTC       Premium
Boise, ID 83713                                                                    Collection
--------------------------------------------------------------------------------------------------------------------

VALLEY FORGE LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS - STATUTORY-BASIS
YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
    NAME AND ADDRESS OF MANAGING          FEDERAL                       TYPE OF                     DIRECT PREMIUMS
    GENERAL AGENT OR THIRD PARTY         EMPLOYER      EXCLUSIVE       BUSINESS       AUTHORITY     WRITTEN/PRODUCED
            ADMINISTRATOR             IDENTIFICATION    CONTRACT     UNDERWRITTEN      GRANTED          ($000s)
-----------------------------------------------------------------------------------------------------------------------

2002

Bisys Insurance Services, Inc.        232232460       No           Life              Initial               $   159,571
4250 Crums Mill Road                                               Annuity           Premium
Harrisburg, PA 17112                                               LTC               Collection

Ash Brokerage Corporation             351471922       No           Life              Initial                    10,491
3522 Stellhorn Road                                                Annuity           Premium
Ft. Wayne, IN 46815                                                                  Collection

Best Agency-USA Inc.                  133425034       No           Life              Initial                    11,765
902 Clint Moore Rd. Suite 216                                      Annuity           Premium
Boca Raton, FL 33487                                               LTC               Collection

CIGI Direct Insurance Services        841025045       No           Life              Initial                    13,797
232 F Street                                                       Annuity           Premium
Salida, CO  81201                                                  LTC               Collection

Financial Brokerage, Inc.             364084086       No           Life              Initial                    35,321
2238 S. 156 Circle                                                 Annuity           Premium
Omaha, NE 68130                                                    LTC               Collection

Landau Financial Services             232390898       No           Life              Initial                    12,715
P.O. Box 459, Suite 200                                                              Premium
Ft. Washington, PA 19034                                                             Collection

Mountain Financial Group              820490619       No           Life              Initial                    12,180
12302 W. Explorer Dr. Suite 110                                    LTC               Premium
Boise, ID 83713                                                                      Collection

Professional Planners Group           651005744       No           Life              Initial                    10,259
636 US Hwy One Suite 205                                           Annuity           Premium
N. Palm Beach, FL 33408                                            LTC               Collection

Selectquote Insurance Services        680027389       No           Life              Initial                    11,267
595 Market Street, 5th Floor                                                         Premium
San Francisco, CA 94105                                                              Collection
-----------------------------------------------------------------------------------------------------------------------

Total direct premiums written/produced by managing general agents or third party administrators is approximately
$491.4 million, $463.8 million and $422.3 million for 2004, 2003 and 2002, respectively. The following table provides product type information for all managing general agents/third party administrator relationships.

YEARS ENDED DECEMBER 31,
(in thousands of dollars)                                  2004                 2003                  2002
                                                  -----------------------------------------------------------------
Direct premiums
    Life                                            $         471,900    $         447,460      $          407,701
    Accident and health                                        19,453               16,291                  14,620
                                                  -----------------------------------------------------------------
Total                                               $         491,353    $         463,751      $          422,321
                                                  =================================================================

VALLEY FORGE LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS - STATUTORY-BASIS
YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
--------------------------------------------------------------------------------


11.   OTHER ITEMS

      Balance That is Reasonably Possible to be Uncollectible - The Company non-admits all of its bills receivables, agents debit balances and uninsured plan receivables.

      Ceded Reserve Credit Adjustment - As of December 31, 2003, a write-in negative liability was established equal to the positive difference between the ceded net valuation unearned premiums and the ceded unearned gross reinsurance premiums. This presentation was not required as of December 31, 2004.

      Indemnity Reinsurance Agreement - The Company, along with CAC and Casualty, had entered into an indemnity reinsurance agreement with CNA Group Life Assurance Company (CNAGLA) effective January 1, 2001. CNAGLA was created as part of an overall plan to move substantially all of the group life and health insurance business from the Company to other insurance subsidiaries of CNAF. On December 31, 2003, the CNAGLA Company was acquired by Hartford Life and Accident Insurance Company. Group life and accident and short-term and long-term disability business was included in this transaction. The financial impact on the Company due to commutation was immaterial.

      Variable Life and Annuity Transaction - Effective July 1, 2002 the Company entered into modified coinsurance and coinsurance agreements to cede its variable life and annuity net liabilities (primarily separate account policy reserves) to an insurance subsidiary of The Phoenix Companies, Inc. This resulted in an after tax gain of $20.1 million, which is deferred and amortized over the expected life of the policies. The amount recognized as income was $8.9 million, $5.8 million and $2.9 million in 2004, 2003 and 2002, respectively. In 2003, these gains were pooled with CAC, and the Company received 10% of the amount stated above. Effective January 1, 2004, the pooling agreement was commuted. Refer to Note 6.

      Life Re - Effective December 31, 2000, CNAF completed a transaction with Munich American Reassurance Company (MARC), whereby MARC acquired CNAF's individual life reinsurance business (Life Re) via a reinsurance agreement. As of December 31, 2002, virtually all of the reinsurance contracts were novated to MARC. As a result, of the $22.9 million pre-tax gain which was deferred as of December 31, 2000, $7.9 million ($11.0 million pre-tax) was recognized in 2002 as a gain in the statutory-basis statement of operations. The following table shows the impact of this transaction on the net gain from operations and on surplus:

           YEARS ENDED DECEMBER 31,
           (in thousands of dollars)                                    2004        2003       2002
                                                                    -----------------------------------
           Net gain from operations after dividends, before tax      $       -  $      -  $     11,000
           Federal income taxes incurred                                     -         -         3,135
           Net gain from operations after tax                                -         -         7,865

                                                                    -----------------------------------
           Surplus Reduction                                         $       -  $      -  $     (7,865)
                                                                    ===================================

12.   COMMITMENTS AND CONTINGENCIES

      The Company is involved in pending and threatened litigation in the normal course of business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, arising from such pending or threatened litigation is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

      The Company is subject to guaranty fund and other assessments by the states in which it writes business. Guaranty fund assessments should be accrued at the time of insolvencies. Other assessments are accrued either at the time of assessments or in case of premium based assessments, at the time the premiums were written, or, in the case of loss based assessments, at the time the losses were incurred.

VALLEY FORGE LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS - STATUTORY-BASIS
YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
--------------------------------------------------------------------------------


      The Company had accrued a liability for guaranty fund and other assessments of $0.4 million and related premium tax benefit assets of $0.2 million at December 31, 2003. The Company has no liability at December 31, 2004 as it ceased writing new business in March, 2004.

13.   REINSURANCE

      Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Management believes the recoverables are appropriately established. No single reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contract.

      None of the Company's non-affiliated reinsurers are owned in excess of 10% or are controlled, either directly or indirectly, by the Company or by any representative, officer, trustee, or director of the company. None of the policies issued by the Company have been reinsured with a company chartered in a country other than the United States (excluding U.S. Branches of such companies) that is owned in excess of 10% or controlled directly or indirectly by an insured, a beneficiary, a creditor or an insured or any other person not primarily engaged in the insurance business.

      The Company has approximately 84.0% and 89.0% of its reinsurance recoverables on paid and unpaid losses with 9 and 9 reinsurers at December 31, 2004 and 2003, respectively. All of these reinsurers were rated at least "A-" by A.M. Best at December 31, 2004 and 2003. In 2004, 24% of the reinsurance recoverables were with affiliated companies.

      Effective April 30, 2004, the Company entered into a funds withheld reinsurance agreement to cede certain life insurance contracts to its ultimate parent, SRZ. As a result of the agreement, the Company ceded approximately $929.1 million in reserves and established a funds withheld liability. This resulted in an after tax gain of $211.9 million, which is deferred and is being amortized over approximately 20 years.

      Effective December 31, 2004, a reinsurance agreement with SRL&H for certain life insurance contracts was recaptured for administrative ease. Concurrently, the Company entered into a funds withheld reinsurance agreement to cede the recaptured business to an affiliate, European Reinsurance Company, Bermuda Branch (Erz BB). In accordance with the terms of the agreement, the Company transferred to Erz BB approximately $111.5 million of reserves and established funds withheld liability.

      The Company's policy generally is to require collateral from those reinsurers not authorized to conduct reinsurance business in Indiana in an amount at least equal to the statutory reserves reinsured. Collateral held, in the form of letters of credit trust agreements and funds withheld, was $1,275.5 million at December 31, 2004.

      The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The Company does not have any reinsurance agreements in effect where the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts that, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premium collected under the reinsured policies. No uncollectible reinsurance was written off during the year.

VALLEY FORGE LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS - STATUTORY-BASIS
YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
--------------------------------------------------------------------------------


The effects of reinsurance on premiums for the years ended December 31, 2004, 2003 and 2002 are shown below:
---------------------------------------------------------------------------------------------------------
                                                               PREMIUMS
---------------------------------------------------------------------------------------------------------
(in thousands of dollars)                 DIRECT           ASSUMED             CEDED               NET
---------------------------------------------------------------------------------------------------------
2004
  Life                                  $ 798,041         $    247           $ 530,371         $ 267,916
  Accident and health                      21,459                -              14,008             7,452
---------------------------------------------------------------------------------------------------------
Total                                   $ 819,500         $    247           $ 544,379         $ 275,368
---------------------------------------------------------------------------------------------------------
2003
  Life                                  $ 845,651         $ 56,871           $ 845,709         $  56,813
  Accident and health                      22,458            2,255              22,459             2,254
---------------------------------------------------------------------------------------------------------
Total                                   $ 868,109         $ 59,126           $ 868,168         $  59,067
---------------------------------------------------------------------------------------------------------
2002
  Life                                  $ 849,673         $ 52,096           $ 838,037         $  63,732
  Accident and health                      17,816            1,692              17,816             1,692
---------------------------------------------------------------------------------------------------------
Total                                   $ 867,489         $ 53,788           $ 855,853         $  65,424
---------------------------------------------------------------------------------------------------------

      For the year ended December 31, 2004, ceded premiums include $223.2 million of premiums ceded to current affiliates.

      For the years ended December 31 2003 and 2002, respectively, ceded premiums included $416.7 million and $424.5 million that were ceded to CAC. Assumed premium revenues include $58.4 million and $52.8 million for 2003 and 2002, respectively, that were assumed from CAC.

      The majority of life premium revenue is from long duration contracts, while the accident and health premium is generally for short duration contracts. Effective April 30, 2004, all accident and health premium is ceded.

14.   RESERVES FOR LIFE CONTRACTS AND DEPOSIT-TYPE CONTRACTS

      The Company waives deductions of deferred fractional premiums upon death of insured and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

      Additional premiums are charged for policies written on substandard lives. These policies are valued using the regular reserves plus either one-half of the extra premium (for flat extras) or the excess of multiple-table reserves over regular reserves (for table rated extras).

      As of December 31, 2004, 2003 and 2002, respectively, the Company had $600 million, $1,607 million and $1,197 million of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $43.9 million, $27.9 million and $15.8 million at December 31, 2004, 2003 and 2002, respectively.

      Changes were implemented to the statutory reserve valuation bases throughout 2003 for life and annuity business to appropriately reflect the following:

      o "Free partial withdrawal" provision, contained in deferred annuities, in the CARVM application;
      o "Immediate payment of claims upon death" provision, contained in permanent and term business, in the alternative minimum formula reserves;
      o Annual premium mode versus monthly mode in the calculation of the reserves for the guaranteed continuation rider attached to various universal life policies.

VALLEY FORGE LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS - STATUTORY-BASIS
YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
--------------------------------------------------------------------------------


      Subsequent to the acquisition by SRL&H, the Company conformed the reserving methodology used to compute alternative minimum reserves for certain issue years. As a result, during 2004, the Company increased reserves by approximately $30 million.

15. ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

      The following table sets forth withdrawal characteristics of annuity actuarial reserves and deposit liabilities in the general account and separate account.

-------------------------------------------------------------------------------------------------------------
DECEMBER 31,                                                 2004                         2003
(in thousands of dollars)                     ---------------------------------------------------------------
                                                     AMOUNT     % OF TOTAL        AMOUNT         % OF TOTAL
-------------------------------------------------------------------------------------------------------------
Subject to discretionary withdawal
   With market value adjustment                 $      67,722      13%        $      90,065         11%
   At book value less surrender charge
   of 5% or more                                          421       0%               17,018          2%
   At market value                                    346,496      66%              380,551         48%
                                              ---------------------------------------------------------------
Total with adjustment or at market value              414,639      79%              487,634         61%
At book value (minimal or no adjustment)              101,172      19%              148,212         19%
Not subject to discretionary withdawal                  8,495       2%              154,631         20%
                                              ---------------------------------------------------------------
Total (Gross)                                         524,306     100%              790,477        100%
Reinsurance ceded                                      15,637                       124,689
                                              ---------------------------------------------------------------
Total (Net)                                     $     508,669                 $     665,788
-------------------------------------------------------------------------------------------------------------

The following information is obtained from the applicable Exhibit in the Company's December 31, 2004, and 2003 Annual Statement and related Separate Accounts Annual Statement, both of which are filed with the Indiana and Pennsylvania Departments, respectively, and is provided to reconcile annuity reserves and deposit-type contract funds and other liabilities without life or disability contingencies to amounts reported in the statutory-basis statements of admitted assets, liabilities, capital and surplus as of December 31, 2004 and 2003:

YEARS ENDED DECEMBER 31,                                                   2004                2003
(in thousands of dollars)                                           ---------------------------------------

LIFE AND ACCIDENT AND HEALTH ANNUAL STATEMENT
              Annuity reserves                                       $           93,902  $         174,696
              Supplementary contracts reserves                                        -                458
              Deposit-type contracts reserves                                       549             32,226
              Mortality and interest guarantees reserves                              -                 95
              Synthetic guaranteed investment contract reserves                       -                 38
                                                                    ---------------------------------------
              Total                                                              94,451            207,513

SEPARATE ACCOUNTS STATEMENT
              Annuity reserves                                                  414,218            458,275
                                                                    ---------------------------------------
              Total annuity reserves and deposit liabilities         $          508,669   $        665,788
                                                                    =======================================

VALLEY FORGE LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS - STATUTORY-BASIS
YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
--------------------------------------------------------------------------------


                                                           NONINDEXED       NONINDEXED      NONGUARANTEED
                                                           GUARANTEE        GUARANTEE          SEPARATE
         (in thousands of dollars)                      [less than]/= 4% [greater than]4%      ACCOUNTS           TOTAL
                                                       ----------------------------------------------------------------------
         RESERVES BY VALUATION BASIS:
           Fair value                                   $             -   $        67,951  $        371,186  $       439,137
           Amortized cost                                             -                 -                 -                -
                                                       ----------------------------------------------------------------------
           Total reserves                               $             -   $        67,951  $        371,186  $       439,137
                                                       ======================================================================

         RESERVES BY WITHDRAWAL CHARACTERISTIC:
         Subject to discretionary withdrawal
           With market value adjustment                 $             -   $        67,951  $              -  $        67,951
           At market value                                            -                 -           371,186          371,186
                                                       ----------------------------------------------------------------------
         Total                                          $             -   $        67,951  $        371,186  $       439,137
                                                       ======================================================================

         The following table sets forth separate accounts reserves by asset valuation basis and separate accounts reserves by withdrawal characteristics as of December 31, 2003.

                                                                 NONINDEXED       NONINDEXED     NONGUARANTEED
                                                                  GUARANTEE        GUARANTEE       SEPARATE
         (in thousands of dollars)                            [less than]/= 4%  [greater than]4%   ACCOUNTS           TOTAL
                                                              ------------------------------------------------------------------
         RESERVES BY VALUATION BASIS:
           Fair value                                          $             -  $       77,936  $       401,802  $      479,738
           Amortized cost                                                    -              -                 -               -
                                                              ------------------------------------------------------------------
           Total reserves                                      $             -  $       77,936  $       401,802  $      479,738
                                                              ==================================================================
         RESERVES BY WITHDRAWAL CHARACTERISTIC:
         Subject to discretionary withdrawal
           With market value adjustment                        $             -  $       77,936  $             -  $       77,936
           At market value                                                   -               -          401,802         401,802
                                                              ------------------------------------------------------------------
         Total                                                 $             -  $       77,936  $       401,802  $      479,738
                                                              ==================================================================

         The following table reconciles net transfers (from) to separate accounts.

YEARS ENDED DECEMBER 31,                                                       2004          2003          2002
(in thousands of dollars)                                                ------------------------------------------

Transfers as reported in the Statements of Operations of the Separate
Accounts Statement:

  Transfers to separate accounts                                           $       6,272  $      9,695  $    16,836
  Transfers from separate accounts                                                80,803        78,140       78,432
                                                                          ------------------------------------------
  Net transfers to separate accounts                                       $     (74,531) $    (68,445) $   (61,596)


Reconciling adjustments: Cessions to Phoenix                                      74,531        68,445       23,897
                                                                          ------------------------------------------
Transfers as reported in the Statements of Operations                      $           -  $          -  $   (37,699)
                                                                          ==========================================

VALLEY FORGE LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS - STATUTORY-BASIS
YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
--------------------------------------------------------------------------------


17. RECONCILIATION OF STATUTORY NET INCOME AND SURPLUS TO GAAP NET INCOME AND EQUITY

      As described in Note 1, the Company has prepared these financial statements in conformity with statutory accounting principles prescribed or permitted by the Indiana and Pennsylvania Departments of Insurance. These principles differ from accounting principles generally accepted in the United States of America (GAAP). The following tables reconcile (i) statutory-basis net income to previously reported GAAP net income, and
      (ii) statutory surplus to previously reported GAAP equity for the years ended December 31, 2003 and 2002. Subsequent to acquisition, the Company ceased preparing financial statements in accordance with GAAP and therefore, no such reconciliation is available in 2004.

                                                    YEARS ENDED DECEMBER 31,
(in thousands of dollars)                              2003           2002
                                                 -------------------------------

Statutory net income, as reported                 $       15,458   $     6,876
Future policy benefits and policyholder
  account balances                                         4,818        (2,777)
Deferred policy acquisition costs                          3,309        (3,436)
Deferred income taxes and other tax
  reclassifications                                       (6,138)        7,230
Investment income                                             80           118
Amortization of IMR                                         (791)         (871)
Other income                                                 942          (267)
Separate Accounts                                              -           150
Expenses & other                                             234        (2,519)
Pretax realized capital gains & losses                     6,609         6,309
                                                 -------------------------------
Net income in conformity with GAAP                $       24,521   $    10,813
                                                 ===============================

                                                     YEARS ENDED DECEMBER 31,
(in thousands of dollars)                               2003          2002
                                                 -------------------------------

Statutory surplus as reported                     $      196,437   $   191,972
Future policy benefits and policyholder
  account balances                                        (4,783)      (11,129)
Deferred policy acquisition costs                        119,852       117,222
Deferred income taxes                                    (18,460)      (13,684)
Valuation of investments                                  32,335        12,110
Statutory asset valuation reserve                          1,576             -
Statutory interest maintenance reserve                    18,982        15,470
Non admitted assets                                        9,769         5,815
Separate Accounts                                              -             -
Unauthorized reinsurance                                                     -
Other                                                      2,012         3,544
                                                 -------------------------------
Equity in conformity with GAAP                    $      357,719   $   321,320
                                                 ===============================

VALLEY FORGE LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS - STATUTORY-BASIS
YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
--------------------------------------------------------------------------------


18.   RECONCILIATION OF AMOUNTS TO THE 2003 AND 2002 ANNUAL STATEMENTS, AS FILED

      During 2002, the Company discovered an error in preparing the financial statements. As filed, the amount on page 4, line 5302, "miscellaneous surplus adjustment" should have been reported on line 26 "Net transfers to
      (from) Separate Accounts". This understated 2002 net income by $1.3 million and overstated capital and surplus by $0.7 million. The table below reconciles the impact of this adjustment on net income and capital and surplus reported in the 2003 and 2002 Annual Statements, as filed.

-------------------------------------------------------------------------------------------------------
DECEMBER 31, 2003
(in thousands of dollars)                                       NET INCOME        CAPITAL AND SURPLUS
-------------------------------------------------------------------------------------------------------

Per Annual Statement                                       $              14,775  $            196,437
  Timing adjustment on tax impact reported in 2002                           683                     -
                                                          ---------------------------------------------
Per the accompanying financial statements                  $              15,458  $            196,437
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
DECEMBER 31, 2002
(in thousands of dollars)                                       NET INCOME        CAPITAL AND SURPLUS
-------------------------------------------------------------------------------------------------------

Per Annual Statement                                       $               5,608  $            192,655
  Reclass surplus adjustment to net income                                 1,951                     -
  Tax impact on above item                                                  (683)                 (683)
                                                          ---------------------------------------------
Per the accompanying financial statements                  $               6,876  $            191,972
-------------------------------------------------------------------------------------------------------

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

     Financial statements for Valley Forge Life Insurance Company (the "Company") and the financial statements for Valley Forge Life Insurance Company Variable Annuity Separate Account (the "Variable Account") are included in Part B hereof.

(b)  Exhibits

     (1) (a) Certified resolution of the board of directors of the Company dated October 18, 1995, establishing the Variable Account. Incorporated herein by reference to the initial filing of this Form N-4 Registration on February 20, 1996.

     (2)   Not applicable.

     (3) Form of underwriting agreement between the Company and CNA Investor Services, Inc. ("CNA/ISI"). Incorporated herein by reference to filing of Pre-Effective Amendment Number 1 to this Form N-4 Registration on September 4, 1996.

     (4)   (a) Form of Flexible Premium Deferred Variable Annuity Contract
               (the "Contract"). Incorporated herein by reference to the initial filing of this Form N-4 Registration on February 20, 1996.

           (b) Form of Qualified Plan Endorsement. Incorporated herein by reference to the initial filing of this Form N-4 Registration on February 20, 1996.

           (c) Form of IRA Endorsement. Incorporated herein by reference to the initial filing of this Form N-4 Registration on February 20, 1996.

           (d) Form of Nursing Home Confinement, Terminal Medical Condition, Total Disability Endorsement. Incorporated herein by reference to the initial filing of this Form N-4 Registration on February 20, 1996.

           (e) Endorsement (Amending MVA Provision). Incorporated by reference to the filing of Post-Effective Amendment Number 6 to this Form N-4 Registration Statement on March 2, 2000.

           (f) Tax Sheltered Annuity Endorsement. Incorporated by reference to the filing of Post-Effective Amendment Number 6 to this Form N-4 Registration Statement on March 2, 2000.

     (5) Contract Application. Incorporated herein by reference to filing of Post-Effective Amendment Number 4 to this Form N-4 Registration Statement on April 26, 1999.

     (6) (a) Amended and Restated Articles of Incorporation of the Company effective December 29, 2004 is incorporated by reference to the Registrants Form N-4 Post-effective filing (333-01087) on April 29, 2005.

           (b) Amended Bylaws of the Company is incorporated by reference to the Registrants Form N-4 Post-effective filing (333-01087) on April 29, 2005.

     (7)   Not applicable.

     (8) (a) Form of Participation Agreement between the Company and Insurance Management Series. Incorporated herein by reference to filing of Pre-Effective Amendment Number 1 to this Form N-4 Registration on September 4, 1996.

           (b) Form of Participation Agreement between the Company and Variable Insurance Products Fund. Incorporated herein by reference to filing of Pre-Effective Amendment Number 1 to this Form N-4 Registration on September 4, 1996.

           (c) Form of Participation Agreement between the Company and The Alger American Fund. Incorporated herein by reference to filing of Pre-Effective Amendment Number 1 to this Form N-4 Registration on September 4, 1996.

           (d) Form of Participation Agreement between the Company and MFS Variable Insurance Trust. Incorporated herein by reference to filing of Pre-Effective Amendment Number 1 to this Form N-4 Registration on September 4, 1996.

           (e) Form of Participation Agreement between the Company and Global Variable Funds, Inc. Incorporated herein by reference to filing of Pre-Effective Amendment Number 1 to this Form N-4 Registration on September 4, 1996.

           (f) Form of Participation Agreement between the Company and Van Eck Worldwide Insurance Trust. Incorporated herein by reference to filing of Pre-Effective Amendment Number 1 to this Form N-4 Registration on September 4, 1996.

           (g) Form of Participation Agreement between the Company and Janus Aspen Series. Incorporated herein by reference to the filing of Post- Effective Amendment Number 5 to this Form N-4 Registration Statement on September 2, 1999.

           (h) Form of Participation Agreement among the Company, CNA Investor Services, Inc., Lazard Asset Management and Lazard Retirement Series, Inc. Incorporated by reference to the filing of Post-Effective Amendment Number 7 to this Form N-4 Registration Statement on April 25, 2000.

           (i) Form of Participation Agreement among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and the Company. Incorporated by reference to the filing of Post-Effective Amendment Number 7 to this Form N-4 Registration Statement on April 25, 2000.

           (j) Form of Participation Agreement among the Company, CNA Investor Services, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. Incorporated by reference to the filing of Post-Effective Amendment Number 7 to this Form N-4 Registration Statement on April 25, 2000.

           (k) Form of Shareholder Services Agreement between the Company and American Century Investment Management, Inc. Incorporated by reference to the filing of Post-Effective Amendment Number 7 to this Form N-4 Registration Statement on April 25, 2000.

           (l) Form of Participation Agreement between the Company and Morgan Stanley Dean Witter Universal Funds, Inc. Incorporated by reference to the filing of Post-Effective Amendment Number 7 to this Form N-4 Registration Statement on April 25, 2000.

           (m) Letter from James Bone, Senior Vice President, Fidelity Investments Institutional Services, Inc., regarding NAV Pricing Procedures. Incorporated by reference to the filing of Post-Effective Amendment Number 10 to this Form N-4 Registration Statement on April 30, 2003.

           (n) Second Amendment to Participation Agreement among Valley Forge Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. Incorporated by reference to the filing of Post-Effective Amendment Number 10 to this Form N-4 Registration Statement on April 30, 2003.

           (o) Second Amendment to Participation Agreement among Valley Forge Life Insurance Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation. Incorporated by reference to the filing of Post-Effective Amendment Number 10 to this Form N-4 Registration Statement on April 30, 2003.

           (p) Amendment to Participation Agreement among Valley Forge Life Insurance Company, the Universal Institutional Funds, Inc. and Morgan Stanley Investment Management, Inc. Incorporated by reference to the filing of Post-Effective Amendment Number 10 to this Form N-4 Registration Statement on April 30, 2003.

           (q) Amendment No. 2 to Shareholder Services Agreement between Valley Forge Life Insurance Company and American Century Investment Management, Inc. Incorporated by reference to the filing of Post-Effective Amendment Number 10 to this Form N-4 Registration Statement on April 30, 2003.

           (r) Amendment to Participation Agreement among Valley Forge Life Insurance Company, CNA Investor Services Inc., Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. Incorporated by reference to the filing of Post-Effective Amendment Number 10 to this Form N-4 Registration Statement on April 30, 2003.

           (s) Amendment to Fund Participation Agreement among Janus Aspen Series, Inc., Janus Distributors, LLC, and Valley Forge Life Insurance Company. Incorporated by reference to the filing of Post-Effective Amendment Number 10 to this Form N-4 Registration Statement on April 30, 2003.

           (t) Amendment to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., and Valley Forge Life Insurance Company. Incorporated by reference to the filing of Post-Effective Amendment Number 10 to this Form N-4 Registration Statement on April 30, 2003.

           (u) Amendment to Fund Participation Agreement among Valley Forge Life Insurance Company, CNA Investor Services, Inc., Lazard Asset Management and Lazard Retirement Services, Inc. Incorporated by reference to the filing of Post-Effective Amendment Number 10 to this Form N-4 Registration Statement on April 30, 2003.

     (9) Opinion and Consent of Counsel is incorporated by reference to the Registrants Form N-4 Post-effective filing (333-01087) on April 29, 2005.

     (10)  (a) Consent of Independent Auditors. Filed herewith.

           (b) Consents of PricewaterhouseCoopers LLP. Filed herewith.

     (11)  Not applicable.

     (12)  Not applicable.

     (13) Calculation of Performance Information. Incorporated by reference to the filing of Post-Effective Amendment Number 9 to this Form N-4 Registration Statement on April 24, 2002.

     (14)  Not applicable.

ITEM 25. DIRECTORS AND OFFICERS OF THE COMPANY

     The name, positions and offices for Valley Forge Life Insurance Company's ("VFL") directors are listed in the following table:

--------------------------------------------------------------------------------
                                DIRECTORS OF VFL
--------------------------------------------------------------------------------

                                        POSITION(S) HELD
   NAME AND ADDRESS                         WITH VFL

Jacques E. Dubois                       Director, Chairman
175 King Street
Armonk, NY 10504

W. Weldon Wilson                        Director, Chief Executive Officer
175 King Street                         and President
Armonk, NY 10504

Raymond A. Eckert                       Director, Vice President and Chief
175 King Street                         Financial Officer
Armonk, NY 10504

Neal E. Arnold                          Director, Vice President
1700 Magnavox Way
Fort Wayne, IN 46804

     Each director is elected to serve until the next annual meeting of stockholders or until his or her successor is elected and shall have qualified. Some directors hold various executive positions with insurance company affiliates of VFL. Executive officers serve at the discretion of the Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. The Company is a stock life insurance company of which all of the voting securities are owned by Swiss Re Life & Health America Inc. ("SRLHA"), whose ultimate controlling person is Swiss Reinsurance Company ("Swiss Re") of Zurich Switzerland.

     Swiss Re maintains control of the Company through (i) its direct ownership of 100% of the stock of Swiss Re America Holding Corporation ("SRAHC"), (ii) SRAHC's direct ownership of 100% of the stock of Swiss Re Life & Health America Holding Company ("SRLHAH"), (iii) SRLHAH's and Old Fort Insurance Company, Ltd.'s (a wholly-owned subsidiary of SRLHAH) direct ownership of 79% and 21%, respectively, of the stock of SRLHA, and (iv) SRLHA's direct ownership of 100% of the Company.

                         PRIMARY SUBSIDIARIES OF SRLHAH

         COMPANY                                     PLACE OF INCORPORATION
         -------                                     ----------------------

Swiss Re Life & Health America Inc.                  Connecticut

Reassure America Life Insurance Company              Illinois

Sage Life Assurance of America, Inc.                 Delaware

Southwestern Life Insurance Company                  Texas

Valley Forge Life Insurance Company                  Indiana

     All of the Primary Subsidiaries are ultimately wholly-owned by Swiss Re.

ITEM 27. NUMBER OF CONTRACTOWNERS

     As of March 3, 2005, there were 6,863 contract owners comprised of 3,278 qualified and 3,585 non-qualified.

ITEM 28. INDEMNIFICATION

     The registrant has no officers, directors or employees. The depositor does indemnify its officers, directors and employees. The bylaws of the depositor provide for such indemnification. A description of these bylaw provisions is set forth below.

     The depositor ("Corporation") shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests in Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

     The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments and amounts paid in settlement of such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action, suit or proceeding was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the court shall deem proper.

     To the extent that a director, officer, employee or agent of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to above, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith.

     Any indemnification described above (unless ordered by a court or made pursuant to a determination by a court as hereinafter provided) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, employee or agent is proper in the circumstances because he has met the applicable standard of conduct. Such determination shall be made (1) by the Board of Directors by a majority of a quorum consisting of directors who were not parties to such actions, suit or proceeding, or (2) if such quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (3) by the stockholders. In the absence of a determination that indemnification is proper as aforesaid, the director, officer or employee may apply to the court in which the action, suit or proceeding was brought, which shall determine whether the director, officer, employee or agent has met the applicable standard of conduct. If the court shall so determine, indemnification shall be made as described above.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

     (a) CNA Investor Services, Inc. ("CNAISI") is the registrant's principal underwriter.

     (b) CNAISI is the principal underwriter for the Policies. The following persons are the officers and directors of CNAISI.


Director                         Title
--------                         -----
Michael T. Gengler               Director
Carol A. Kuntz                   Director
Stephanie Rishel                 Director

Officer                          Title
-------                          -----
Carol A. Kuntz                   President & Chief Executive Officer
Dennis R. Hemme                  Vice President & Assistant Treasurer
Stephanie Rishel                 Vice President & Treasurer
Robert J. Grob                   Assistant Vice President
Patrick Olson                    Assistant Vice President
Mary A. Ribikawskis              Assistant Vice President & Assistant Secretary
Jerry F. Sliwa                   Assistant Vice President
Michael T. Gengler               Secretary
David Lehman                     Assistant Secretary


Address for all Directors and Officers:
---------------------------------------
CNA Center
333 S. Wabash Ave.
Chicago, IL 60604

     (c) Not applicable.

ITEM 30. LOCATION BOOKS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 175 King Street, Armonk, NY 10504, or 100 CNA Drive, Nashville, Tennessee 37214-3439, or PHL Variable Insurance Company, One American Row, Hartford, Connecticut 06102 and by CNA/ISI at CNA Plaza, Chicago, Illinois 60685.

ITEM 31. MANAGEMENT SERVICES

     All management contracts, if any, are discussed in Part B of this filing.

ITEM 32. UNDERTAKINGS

     (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the Contracts offered herein are being accepted.

     (b) The registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

     (c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

     (d) Valley Forge Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the Services rendered, the expenses expected to be incurred, and the risks assumed by the Valley Forge Life Insurance Company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the City of Armonk, and State of New York, on this 2nd day of May, 2005.

                             VALLEY FORGE LIFE INSURANCE COMPANY
                              on behalf of its separate account

                             VALLEY FORGE LIFE INSURANCE COMPANY
                              VARIABLE ANNUITY SEPARATE ACCOUNT
                                         (Registrant)

                         By: /s/ W. Weldon Wilson

                         ---------------------------------

                         W. Weldon Wilson, President and Chief Executive Officer

                             VALLEY FORGE LIFE INSURANCE COMPANY
                                        (Depositor)

                             By: /s/ W. Weldon Wilson

                         ---------------------------------

                         W. Weldon Wilson, President and Chief Executive Officer



     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

    SIGNATURE                    TITLE
    ---------                    -----

    /s/ Jacques E. Dubois        Director, Chairman

    --------------------------


    /s/ W. Weldon Wilson         Director, Chief Executive Officer and President

    --------------------------


    /s/ Raymond A. Eckert        Director, Vice
                                 President, and Chief Financial Officer
    --------------------------


    /s/ Neal E. Arnold           Director, Vice President

    --------------------------

                                      S-1